Schedule of Investments (unaudited)
June 30, 2024
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security	Investment Value	Value
Investment Companies
Fixed-Income Funds — 100.1%
Master Total Return Portfolio of Master Bond LLC(a)	18,404,167,640	$ 18,404,167,640
Total Investments — 100.1% (Cost: $19,411,082,597)		18,404,167,640
Liabilities in Excess of Other Assets — (0.1)%		(15,641,241)
Net Assets — 100.0%		$ 18,388,526,399
(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Investment Value Held at 06/30/24	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio of Master Bond LLC	$ 17,540,345,639	$ 389,867,766(a)(b)	$ —	$ (301,477,468)	$ 775,431,703	$ 18,404,167,640	18,404,167,640	$ 689,836,699	$ —
(a)	Represents net amount purchased (sold).
(b)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
BlackRock Total Return Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $18,404,167,640 and 97.8%, respectively.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BlackRock Total Return Fund
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Consolidated Schedule of Investments (unaudited)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class A, 8.11%, 09/25/60(a)(b)	USD	4,100	$ 4,084,596
522 Funding CLO Ltd.
Series 2019-4A, Class CR, (3-mo. CME Term SOFR + 2.66%), 7.99%, 04/20/30(a)(c)		625	625,531
Series 2019-4A, Class DR, (3-mo. CME Term SOFR + 3.91%), 9.24%, 04/20/30(a)(c)		2,170	2,181,096
Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.66%, 04/15/35(a)(c)		510	510,607
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1-mo. CME Term SOFR + 0.83%), 6.18%, 12/25/33(c)		503	476,891
Series 2005-AG1, Class M2, (1-mo. CME Term SOFR + 0.80%), 6.15%, 08/25/35(c)		491	379,429
Series 2006-CW1, Class A2C, (1-mo. CME Term SOFR + 0.39%), 5.74%, 07/25/36(c)		233	185,074
Series 2007-HE4, Class A2A, (1-mo. CME Term SOFR + 0.37%), 5.72%, 05/25/37(c)		2,383	400,341
Series 2007-HE4, Class A2C, (1-mo. CME Term SOFR + 0.71%), 6.06%, 05/25/37(c)		210	35,696
Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 02/15/29(a)		3,805	3,793,116
AGL CLO 11 Ltd., Series 2021-11A, Class E, (3-mo. CME Term SOFR + 6.62%), 11.95%, 04/15/34(a)(c)		250	251,053
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.75%, 07/20/34(a)(c)		7,640	7,645,348
AGL CLO 14 Ltd.
Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.74%, 12/02/34(a)(c)		1,000	1,001,527
Series 2021-14A, Class B1, (3-mo. CME Term SOFR + 1.91%), 7.24%, 12/02/34(a)(c)		1,450	1,453,900
AGL CLO 32 Ltd., Series 2024-32A, Class A1, (3-mo. CME Term SOFR + 1.38%), 07/21/37(a)(c)(d)		1,230	1,230,000
AGL CLO 5 Ltd., Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.75%, 07/20/34(a)(c)		2,000	2,001,600
AGL CLO 7 Ltd.
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.79%, 07/15/34(a)(c)		2,400	2,404,865
Series 2020-7A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.69%, 07/15/34(a)(c)		500	501,271
AGL Core CLO 15 Ltd., Series 2021-15A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.74%, 01/20/35(a)(c)		250	250,599
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.79%, 07/20/37(a)(c)		14,335	14,385,117
AGL Core CLO 4 Ltd., Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.66%, 04/20/33(a)(c)		3,620	3,630,843
AIMCO CLO
Series 2015-AA, Class BR2, (3-mo. CME Term SOFR + 1.86%), 7.18%, 10/17/34(a)(c)		1,200	1,202,400
Series 2017-AA, Class AR, (3-mo. CME Term SOFR + 1.31%), 6.64%, 04/20/34(a)(c)		250	249,783
Series 2017-AA, Class CR, (3-mo. CME Term SOFR + 2.36%), 7.69%, 04/20/34(a)(c)		500	500,044
Series 2017-AA, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.74%, 04/20/34(a)(c)		250	250,091
Security		Par (000)	Value
Asset-Backed Securities (continued)
AIMCO CLO 11 Ltd., Series 2020-11A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.18%, 10/17/34(a)(c)	USD	3,490	$ 3,496,882
AIMCO CLO 21 Ltd., Series 2024-21A, Class B, (3-mo. CME Term SOFR + 1.92%), 7.25%, 04/18/37(a)(c)		750	757,257
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 1.88%, 06/25/61(a)(c)		34,157	33,036,805
Series 2021-G, Class B, 3.75%, 06/25/61(a)(c)		8,006	8,054,322
Series 2021-G, Class C, 0.00%, 06/25/61(a)(e)		14,385	13,369,318
Series 2023-B, Class A, 4.25%, 10/25/62(a)(b)		15,055	14,631,328
Series 2023-B, Class B, 4.25%, 10/25/62(a)(b)		1,749	1,584,723
Series 2023-B, Class C, 0.00%, 10/25/62(a)(e)		4,030	1,687,249
Series 2023-B, Class SA, 0.00%, 10/25/62(a)(e)		748	552,539
Allegro CLO VIII Ltd., Series 2018-2A, Class B1, (3-mo. CME Term SOFR + 1.93%), 7.26%, 07/15/31(a)(c)		250	250,568
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.84%, 11/02/30(a)(c)		313	312,751
AMMC CLO 22 Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.04%, 04/25/31(a)(c)		500	500,562
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 04/17/37(a)		1,280	1,246,806
Series 2020-SFR2, Class D, 3.28%, 07/17/37(a)		2,437	2,361,000
Series 2020-SFR3, Class E1, 2.56%, 09/17/37(a)		2,490	2,374,166
Series 2020-SFR4, Class E2, 2.46%, 11/17/37(a)		2,500	2,366,131
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		2,760	2,622,678
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.79%, 01/19/35(a)(c)		250	250,000
Anchorage Capital CLO 17 Ltd., Series 2021-17A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.76%, 07/15/34(a)(c)		11,115	11,145,863
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class AR3, (3-mo. CME Term SOFR + 1.44%), 6.77%, 04/22/34(a)(c)		5,470	5,475,470
Series 2015-6A, Class BR3, (3-mo. CME Term SOFR + 2.10%), 7.43%, 04/22/34(a)(c)		5,490	5,515,501
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 6.89%, 04/28/37(a)(c)		5,686	5,690,540
Series 2015-7A, Class BR3, (3-mo. CME Term SOFR + 2.05%), 7.38%, 04/28/37(a)(c)		7,620	7,677,208
Series 2015-7A, Class CR3, (3-mo. CME Term SOFR + 2.45%), 7.78%, 04/28/37(a)(c)		4,250	4,247,657
Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 9.13%, 04/28/37(a)(c)		1,140	1,139,869
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 7.39%, 10/27/34(a)(c)		2,800	2,818,624
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B1R, (3-mo. EURIBOR + 1.60%), 5.51%, 04/15/34(a)(c)	EUR	1,327	1,414,261
Series 2A, Class DR, (3-mo. EURIBOR + 3.55%), 7.46%, 04/15/34(a)(c)		1,380	1,480,617

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.20%), 7.08%, 04/25/34(a)(c)	EUR	542	$ 581,516
Apidos CLO XII
Series 2013-12A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/15/31(a)(c)	USD	3,115	3,121,195
Series 2013-12A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.99%, 04/15/31(a)(c)		2,964	2,968,188
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. CME Term SOFR + 1.27%), 6.60%, 04/20/31(a)(c)		826	826,379
Apidos CLO XVIII, Series 2018-18A, Class AR, (3-mo. CME Term SOFR + 1.15%), 6.48%, 10/22/30(a)(c)		838	837,808
Apidos CLO XX
Series 2015-20A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 6.69%, 07/16/31(a)(c)		381	381,561
Series 2015-20A, Class A2RR, (3-mo. CME Term SOFR + 1.81%), 7.14%, 07/16/31(a)(c)		250	250,149
Apidos CLO XXII
Series 2015-22A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 6.65%, 04/20/31(a)(c)		188	188,240
Series 2015-22A, Class A2R, (3-mo. CME Term SOFR + 1.76%), 7.09%, 04/20/31(a)(c)		500	501,111
Series 2015-22A, Class BR, (3-mo. CME Term SOFR + 2.21%), 7.54%, 04/20/31(a)(c)		250	250,461
Series 2015-22A, Class CR, (3-mo. CME Term SOFR + 3.21%), 8.54%, 04/20/31(a)(c)		850	853,593
Apidos CLO XXIV, Series 2016-24A, Class A2LX, (3-mo. CME Term SOFR + 1.61%), 6.94%, 10/20/30(a)(c)		660	660,942
Apidos CLO XXV, Series 2016-25A, Class A2R2, (3-mo. CME Term SOFR + 1.80%), 7.13%, 10/20/31(a)(c)		6,850	6,878,362
Apidos CLO XXVI, Series 2017-26A, Class BR, (3-mo. CME Term SOFR + 2.21%), 7.54%, 07/18/29(a)(c)		570	570,893
Apidos CLO XXX, Series XXXA, Class A1A, (3-mo. CME Term SOFR + 1.40%), 6.73%, 10/18/31(a)(c)		231	231,822
Apidos CLO XXXI, Series 2019-31A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.14%, 04/15/31(a)(c)		500	500,098
Apidos CLO XXXIV, Series 2020-34A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.74%, 01/20/35(a)(c)		954	954,954
Apidos CLO XXXVII
Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.72%, 10/22/34(a)(c)		450	451,464
Series 2021-37A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.64%, 10/22/34(a)(c)		250	250,522
Series 2021-37A, Class E, (3-mo. CME Term SOFR + 6.56%), 11.89%, 10/22/34(a)(c)		455	456,888
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		342	307,022
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL1, Class A, (1-mo. CME Term SOFR + 1.08%), 6.41%, 12/15/35(a)(c)		294	292,811
Series 2021-FL4, Class A, (1-mo. CME Term SOFR + 1.46%), 6.79%, 11/15/36(a)(c)		491	488,967
Series 2022-FL1, Class A, (SOFR (30-day) + 1.45%), 6.78%, 01/15/37(a)(c)		810	804,988
Security		Par (000)	Value
Asset-Backed Securities (continued)
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 1.85%), 7.18%, 05/15/37(a)(c)	USD	8,703	$ 8,692,513
Ares European CLO XII DAC, Series 12A, Class B1R, (3-mo. EURIBOR + 1.70%), 5.60%, 04/20/32(a)(c)	EUR	889	950,370
Ares LII CLO Ltd.
Series 2019-52A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 6.64%, 04/22/31(a)(c)	USD	7,910	7,913,955
Series 2019-52A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 7.04%, 04/22/31(a)(c)		250	249,848
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.29%), 6.62%, 04/25/34(a)(c)		500	500,300
Ares LVI CLO Ltd., Series 2020-56A, Class AR, (3-mo. CME Term SOFR + 1.42%), 6.75%, 10/25/34(a)(c)		2,110	2,114,031
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3-mo. CME Term SOFR + 1.84%), 7.17%, 07/20/30(a)(c)		370	371,103
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1RR, (3-mo. CME Term SOFR + 1.08%), 10/15/30(a)(c)(d)		1,150	1,150,000
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 5.94%, 05/25/35(c)		2,499	1,964,070
Argent Securities Trust
Series 2006-M1, Class A2C, (1-mo. CME Term SOFR + 0.41%), 5.76%, 07/25/36(c)		3,716	983,569
Series 2006-W2, Class A2C, (1-mo. CME Term SOFR + 0.69%), 6.04%, 03/25/36(c)		695	372,021
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(a)		1,783	1,734,425
Armada Euro CLO III DAC, Series 3A, Class DR, (3-mo. EURIBOR + 3.30%), 7.21%, 07/15/31(a)(c)	EUR	1,563	1,678,509
Assurant CLO II Ltd., Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.30%), 6.63%, 04/20/31(a)(c)	USD	582	582,294
Atrium IX, Series 9A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 6.59%, 05/28/30(a)(c)		3,465	3,467,820
Atrium XIII
Series 13A, Class AR, (3-mo. CME Term SOFR + 1.15%), 6.48%, 11/21/30(a)(c)		470	471,183
Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.09%, 11/21/30(a)(c)		1,500	1,500,379
Series 13A, Class C, (3-mo. CME Term SOFR + 2.06%), 7.39%, 11/21/30(a)(c)		390	390,157
Atrium XIV LLC, Series 14A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.29%, 08/23/30(a)(c)		500	501,352
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class C, (1-mo. EURIBOR + 1.70%), 12/29/36(c)(d)(f)	EUR	480	515,688
Series 2024-1, Class D, (1-mo. EURIBOR + 2.30%), 12/29/36(c)(d)(f)		458	492,588
Avoca CLO XV DAC, Series 15X, Class B2R, (3-mo. EURIBOR + 1.05%), 4.96%, 04/15/31(c)(f)		400	425,745
Avoca CLO XVIII DAC, Series 18X, Class C, (3-mo. EURIBOR + 1.75%), 5.66%, 04/15/31(c)(f)		400	428,637

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo. EURIBOR + 2.90%), 6.81%, 04/15/35(a)(c)	EUR	500	$ 531,896
Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 5.21%, 04/15/35(c)(f)		850	898,807
Avoca CLO XXIII DAC, Series 23A, Class D, (3-mo. EURIBOR + 3.05%), 6.96%, 04/15/34(a)(c)		500	531,821
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.67%, 07/19/31(a)(c)	USD	1,391	1,393,770
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/19/31(a)(c)		500	500,702
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.69%, 07/24/34(a)(c)		250	246,188
Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.76%, 10/20/34(a)(c)		560	560,280
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 6.85%, 07/15/37(a)(c)		7,880	7,931,220
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A2, (3-mo. CME Term SOFR + 1.96%), 7.29%, 01/20/34(a)(c)		2,500	2,511,404
Series 2020-14A, Class A2R, (3-mo. CME Term SOFR + 1.70%), 07/20/37(a)(c)(d)		2,500	2,500,000
Series 2020-14A, Class D, (3-mo. CME Term SOFR + 7.26%), 12.59%, 01/20/34(a)(c)		250	251,727
Series 2020-14A, Class DR, (3-mo. CME Term SOFR + 5.85%), 07/20/37(a)(c)(d)		250	250,000
Ballyrock CLO Ltd.
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.19%, 04/20/31(a)(c)		500	501,368
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 6.41%), 11.74%, 10/20/31(a)(c)		250	250,864
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 6.65%, 04/15/34(a)(c)		6,935	6,956,304
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(c)		1,680	295,988
Series 1998-2, Class B1, 7.24%, 12/10/25(c)		2,790	394,933
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		410	400,919
Bardot CLO Ltd., Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.59%, 10/22/32(a)(c)		250	250,054
Barings CLO Ltd.
Series 2015-2A, Class AR, (3-mo. CME Term SOFR + 1.45%), 6.78%, 10/20/30(a)(c)		1,676	1,676,975
Series 2015-IA, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/20/31(a)(c)		980	980,261
Series 2018-3A, Class A1, (3-mo. CME Term SOFR + 1.21%), 6.54%, 07/20/29(a)(c)		89	88,941
Series 2019-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.66%, 04/20/31(a)(c)		1,330	1,331,077
Battalion CLO 18 Ltd., Series 2020-18A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.34%, 10/15/36(a)(c)		1,827	1,827,386
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3-mo. CME Term SOFR + 3.51%), 8.84%, 07/15/31(a)(c)		250	246,300
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 6.66%, 07/18/30(a)(c)		4,336	4,339,882
Security		Par (000)	Value
Asset-Backed Securities (continued)
Battalion CLO VIII Ltd.
Series 2015-8A, Class A2R2, (3-mo. CME Term SOFR + 1.81%), 7.14%, 07/18/30(a)(c)	USD	3,250	$ 3,254,009
Series 2015-8A, Class BR2, (3-mo. CME Term SOFR + 2.26%), 7.59%, 07/18/30(a)(c)		2,901	2,901,297
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3-mo. CME Term SOFR + 1.98%), 7.31%, 04/24/34(a)(c)		1,000	1,002,295
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.77%, 07/15/34(a)(c)		4,520	4,534,803
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A1, (1-mo. CME Term SOFR + 1.11%), 6.46%, 05/28/39(a)(c)		6,061	4,805,731
Series 2004-B, Class A2, (1-mo. CME Term SOFR + 1.41%), 6.76%, 05/28/39(a)(c)		247	125,574
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 6.46%, 02/28/40(a)(c)		1,234	1,129,993
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 6.46%, 12/28/40(a)(c)		148	145,966
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(c)		1,674	160,194
Series 2000-A, Class A3, 7.83%, 06/15/30(c)		1,554	153,686
Series 2000-A, Class A4, 8.29%, 06/15/30(c)		1,121	117,487
BDS Ltd., Series 2022-FL11, Class ATS, (1-mo. CME Term SOFR + 1.80%), 7.14%, 03/19/39(a)(c)		8,979	8,922,623
Bean Creek CLO Ltd.
Series 2015-1A, Class AR, (3-mo. CME Term SOFR + 1.28%), 6.61%, 04/20/31(a)(c)		144	144,094
Series 2015-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.04%, 04/20/31(a)(c)		439	439,282
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1-mo. CME Term SOFR + 1.84%), 7.19%, 08/25/34(c)		20	19,526
Series 2006-HE1, Class 1M4, (1-mo. CME Term SOFR + 1.13%), 5.68%, 12/25/35(c)		1,691	2,531,668
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 5.80%, 09/25/36(c)		834	823,169
Series 2007-FS1, Class 1A3, (1-mo. CME Term SOFR + 0.45%), 5.80%, 05/25/35(c)		36	35,570
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 5.78%, 03/25/37(c)		1,097	965,354
Series 2007-HE2, Class 22A, (1-mo. CME Term SOFR + 0.25%), 5.60%, 03/25/37(c)		405	372,115
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.25%), 5.60%, 03/25/37(c)		496	460,929
Series 2007-HE3, Class 1A3, (1-mo. CME Term SOFR + 0.36%), 5.71%, 04/25/37(c)		310	488,523
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.46%), 5.81%, 04/25/37(c)		6,115	6,361,611
Benefit Street Partners CLO Ltd., Series 2021-23A, Class E, (3-mo. CME Term SOFR + 7.07%), 12.40%, 04/25/34(a)(c)		750	753,180
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, (3-mo. CME Term SOFR + 1.53%), 6.86%, 07/20/37(a)(c)		4,360	4,363,319
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 6.69%, 01/20/31(a)(c)		1,434	1,434,672

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XII Ltd.
Series 2017-12A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.54%, 10/15/30(a)(c)	USD	194	$ 194,125
Series 2017-12A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.59%, 10/15/30(a)(c)		1,545	1,549,465
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class A1, (3-mo. CME Term SOFR + 1.26%), 6.59%, 04/20/31(a)(c)		506	507,005
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class BR, (3-mo. CME Term SOFR + 1.60%), 6.93%, 01/15/33(a)(c)		250	250,374
Benefit Street Partners CLO XX Ltd.
Series 2020-20A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.76%, 07/15/34(a)(c)		3,830	3,834,983
Series 2020-20A, Class ER, (3-mo. CME Term SOFR + 7.01%), 12.34%, 07/15/34(a)(c)		250	250,611
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/25/34(a)(c)		800	802,152
Benefit Street Partners CLO XXIV Ltd., Series 2021-24A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.94%, 10/20/34(a)(c)		500	501,346
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.29%, 01/15/35(a)(c)		250	251,794
BHG Securitization Trust
Series 2021-A, Class B, 2.79%, 11/17/33(a)		1,007	924,425
Series 2021-A, Class C, 3.69%, 11/17/33(a)		100	92,713
Series 2022-C, Class B, 5.93%, 10/17/35(a)		1,625	1,616,605
Birch Grove CLO 2 Ltd.
Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 6.85%, 10/19/34(a)(c)		680	680,675
Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.01%), 7.34%, 10/19/34(a)(c)		250	251,404
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.56%), 8.89%, 10/19/34(a)(c)		250	250,182
Birch Grove CLO 3 Ltd.
Series 2021-3A, Class B1, (3-mo. CME Term SOFR + 2.06%), 7.39%, 01/19/35(a)(c)		520	523,404
Series 2021-3A, Class B2, (3-mo. CME Term SOFR + 2.06%), 7.39%, 01/19/35(a)(c)		1,000	1,006,545
Birch Grove CLO Ltd., Series 19A, Class A1RR, (3-mo. CME Term SOFR + 1.59%), 6.91%, 07/17/37(a)(c)		250	250,219
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.77%, 10/22/30(a)(c)		3,151	3,156,542
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.19%, 10/22/30(a)(c)		500	500,882
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.59%, 04/20/31(a)(c)		2,002	2,002,964
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.28%, 08/15/31(a)(c)		1,095	1,100,946
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 7.17%, 10/25/30(a)(c)		10,020	10,037,386
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.09%, 07/15/31(a)(c)		3,970	3,975,580
BlueMountain CLO XXIII Ltd.
Series 2018-23A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.29%, 10/20/31(a)(c)		250	251,443
Security		Par (000)	Value
Asset-Backed Securities (continued)
BlueMountain CLO XXIII Ltd.
Series 2018-23A, Class C, (3-mo. CME Term SOFR + 2.41%), 7.74%, 10/20/31(a)(c)	USD	650	$ 649,968
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.34%, 07/25/34(a)(c)		1,080	1,080,258
BlueMountain CLO XXV Ltd., Series 2019-25A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.29%, 07/15/36(a)(c)		250	249,478
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.52%), 6.85%, 04/15/34(a)(c)		570	570,110
BlueMountain CLO XXXI Ltd., Series 2021-31A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.74%, 04/19/34(a)(c)		1,000	1,001,500
BlueMountain Euro CLO DAC, Series 2021-2A, Class B1, (3-mo. EURIBOR + 1.75%), 5.66%, 10/15/35(a)(c)	EUR	3,280	3,500,022
BlueMountain Fuji U.S. CLO III Ltd.
Series 2017-3A, Class A2, (3-mo. CME Term SOFR + 1.41%), 6.74%, 01/15/30(a)(c)	USD	750	751,280
Series 2017-3A, Class B, (3-mo. CME Term SOFR + 1.64%), 6.97%, 01/15/30(a)(c)		500	499,798
BPCRE Ltd., Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 2.40%), 7.73%, 01/16/37(a)(c)		2,464	2,454,825
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(a)		3,325	3,321,084
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.49%), 6.82%, 07/20/34(a)(c)		500	500,465
Brignole Co.
Series 2024, Class C, (1-mo. EURIBOR + 2.00%), 02/24/42(c)(d)(f)	EUR	334	358,015
Series 2024, Class D, (1-mo. EURIBOR + 4.00%), 02/24/42(c)(d)(f)		482	517,525
Bristol Park CLO Ltd.
Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.25%), 6.58%, 04/15/29(a)(c)	USD	4,690	4,692,734
Series 2016-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.04%, 04/15/29(a)(c)		400	400,301
Canyon Capital CLO Ltd., Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.69%, 04/15/32(a)(c)		2,680	2,683,895
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 6.66%, 07/15/31(a)(c)		246	246,483
Series 2020-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.29%, 01/15/34(a)(c)		1,610	1,614,792
Series 2020-3A, Class E, (3-mo. CME Term SOFR + 7.51%), 12.84%, 01/15/34(a)(c)		250	251,433
Series 2023-2A, Class B, (3-mo. CME Term SOFR + 2.05%), 7.37%, 05/15/37(a)(c)		6,800	6,879,419
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3-mo. CME Term SOFR + 1.29%), 6.62%, 04/30/31(a)(c)		6,055	6,070,300
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 6.69%, 10/15/30(a)(c)		128	127,669
Series 2013-4A, Class A1RR, (3-mo. CME Term SOFR + 1.26%), 6.59%, 01/15/31(a)(c)		1,315	1,317,000

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd.
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.23%), 6.55%, 04/17/31(a)(c)	USD	2,615	$ 2,616,264
Series 2014-3RA, Class A1A, (3-mo. CME Term SOFR + 1.31%), 6.64%, 07/27/31(a)(c)		177	177,133
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 6.73%, 04/20/34(a)(c)		250	250,665
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class A2R, (3-mo. CME Term SOFR + 1.69%), 7.02%, 07/20/29(a)(c)		5,170	5,179,988
Series 2017-4A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.77%, 01/15/30(a)(c)		2,752	2,754,911
Series 2018-4A, Class B, (3-mo. CME Term SOFR + 2.33%), 7.66%, 01/20/31(a)(c)		470	470,958
Series 2019-1A, Class A1AR, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/20/31(a)(c)		1,410	1,410,717
Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.71%, 07/15/32(a)(c)		4,000	4,005,545
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.73%, 04/15/34(a)(c)		250	250,854
Series 2021-6A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.75%, 07/15/34(a)(c)		3,590	3,596,776
Series 2023-1A, Class B, (3-mo. CME Term SOFR + 2.60%), 7.93%, 07/20/35(a)(c)		750	755,423
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1-mo. CME Term SOFR + 0.74%), 6.09%, 01/25/36(c)		610	495,165
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.27%), 5.62%, 10/25/36(c)		271	262,512
CarVal CLO II Ltd., Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.59%, 04/20/32(a)(c)		700	700,560
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 12.03%, 07/20/32(a)(c)		250	246,818
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.84%, 10/15/34(a)(c)		250	250,827
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 12.34%, 10/15/34(a)(c)		250	250,858
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(c)		7,221	6,676,524
CBAM Ltd.
Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.51%), 6.84%, 07/20/30(a)(c)		3,076	3,075,983
Series 2017-1A, Class C, (3-mo. CME Term SOFR + 2.66%), 7.99%, 07/20/30(a)(c)		750	751,111
Series 2018-5A, Class B1, (3-mo. CME Term SOFR + 1.66%), 6.98%, 04/17/31(a)(c)		710	709,168
Series 2018-6A, Class B1R, (3-mo. CME Term SOFR + 2.36%), 7.69%, 01/15/31(a)(c)		250	251,108
Series 2018-7A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.69%, 07/20/31(a)(c)		219	218,940
Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/20/31(a)(c)		250	250,841
C-BASS Trust
Series 2006-CB7, Class A4, (1-mo. CME Term SOFR + 0.43%), 5.78%, 10/25/36(c)		379	243,417
Series 2006-CB9, Class A4, (1-mo. CME Term SOFR + 0.57%), 5.92%, 11/25/36(c)		338	148,724
Security		Par (000)	Value
Asset-Backed Securities (continued)
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/20/34(a)(c)	USD	3,255	$ 3,259,882
Series 2013-1A, Class BRR, (3-mo. CME Term SOFR + 1.61%), 6.94%, 04/20/34(a)(c)		3,110	3,102,901
Cedar Funding IX CLO Ltd.
Series 2018-9A, Class A1, (3-mo. CME Term SOFR + 1.24%), 6.57%, 04/20/31(a)(c)		1,086	1,087,912
Series 2018-9A, Class D, (3-mo. CME Term SOFR + 2.86%), 8.19%, 04/20/31(a)(c)		250	250,029
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.68%, 07/17/31(a)(c)		1,881	1,882,466
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3-mo. CME Term SOFR + 1.31%), 6.64%, 04/20/34(a)(c)		18,290	18,313,925
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, (3-mo. CME Term SOFR + 1.39%), 6.72%, 01/20/31(a)(c)		250	250,388
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/17/34(a)(c)		4,540	4,539,551
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 6.95%, 05/29/32(a)(c)		1,220	1,220,935
Cedar Funding XIV CLO Ltd.
Series 2021-14A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/15/33(a)(c)		770	769,296
Series 2021-14A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.84%, 07/15/33(a)(c)		250	247,776
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3-mo. EURIBOR + 1.60%), 5.51%, 04/15/33(c)(f)	EUR	900	960,700
CIFC Funding Ltd.
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 7.34%, 07/16/30(a)(c)	USD	1,250	1,250,005
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.81%), 9.14%, 07/16/30(a)(c)		250	251,209
Series 2013-2A, Class A2L2, (3-mo. CME Term SOFR + 1.76%), 7.09%, 10/18/30(a)(c)		250	250,020
Series 2013-4A, Class BRR, (3-mo. CME Term SOFR + 1.86%), 7.19%, 04/27/31(a)(c)		500	500,681
Series 2013-4A, Class DRR, (3-mo. CME Term SOFR + 3.06%), 8.39%, 04/27/31(a)(c)		250	250,077
Series 2014-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/18/31(a)(c)		3,320	3,324,349
Series 2014-2RA, Class A1, (3-mo. CME Term SOFR + 1.31%), 6.64%, 04/24/30(a)(c)		128	127,669
Series 2014-2RA, Class B1, (3-mo. CME Term SOFR + 3.06%), 8.39%, 04/24/30(a)(c)		650	652,016
Series 2014-3A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 7.39%, 10/22/31(a)(c)		700	702,839
Series 2014-5A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 7.38%, 10/17/31(a)(c)		2,680	2,680,000
Series 2015-1A, Class ARR, (3-mo. CME Term SOFR + 1.37%), 6.70%, 01/22/31(a)(c)		181	181,584
Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.71%), 7.04%, 01/22/31(a)(c)		250	250,404
Series 2015-3A, Class BR, (3-mo. CME Term SOFR + 1.41%), 6.74%, 04/19/29(a)(c)		1,420	1,419,424
Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.55%), 6.83%, 04/21/37(a)(c)		6,190	6,245,710

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2017-1A, Class BRR, (3-mo. CME Term SOFR + 2.05%), 7.33%, 04/21/37(a)(c)	USD	3,410	$ 3,441,232
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 7.73%, 04/21/37(a)(c)		250	252,971
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 07/17/37(a)(c)(d)		1,100	1,100,000
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.26%), 6.59%, 04/18/31(a)(c)		5,594	5,596,864
Series 2019-5A, Class A1R1, (3-mo. CME Term SOFR + 1.40%), 6.73%, 01/15/35(a)(c)		400	400,888
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 6.78%, 07/16/37(a)(c)		6,170	6,191,595
Series 2020-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.74%, 07/15/36(a)(c)		1,200	1,202,275
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 07/15/36(a)(c)		3,260	3,268,674
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.72%, 10/20/34(a)(c)		7,210	7,229,630
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/20/34(a)(c)		780	782,208
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.76%, 07/25/37(a)(c)		250	250,000
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 7.09%, 07/25/37(a)(c)		5,280	5,280,000
Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.29%, 07/15/36(a)(c)		490	491,355
Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.31%), 6.64%, 07/15/33(a)(c)		8,210	8,218,215
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.84%), 7.17%, 07/15/33(a)(c)		500	500,102
Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.11%), 7.44%, 07/15/33(a)(c)		250	250,404
Series 2021-5A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.73%, 07/15/34(a)(c)		2,030	2,035,789
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/15/34(a)(c)		700	700,792
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 6.92%, 01/20/37(a)(c)		2,410	2,425,190
CIT Mortgage Loan Trust, Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 1.86%), 7.21%, 10/25/37(a)(c)		1,821	1,692,247
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 5.66%, 05/25/37(c)		4,409	2,867,001
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 5.73%, 05/25/37(c)		2,003	1,302,375
Series 2007-AHL3, Class A3B, (1-mo. CME Term SOFR + 0.28%), 5.63%, 07/25/45(c)		3,211	2,198,880
Clear Creek CLO
Series 2015-1A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.79%, 10/20/30(a)(c)		466	466,406
Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.54%, 10/20/30(a)(c)		620	620,196
Clover CLO LLC
Series 2018-1A, Class A1RR, (3-mo. CME Term SOFR + 1.53%), 6.85%, 04/20/37(a)(c)		4,120	4,122,315
Series 2018-1A, Class B1RR, (3-mo. CME Term SOFR + 1.95%), 7.27%, 04/20/37(a)(c)		750	756,186
Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.69%, 04/22/34(a)(c)		7,880	7,880,062
Security		Par (000)	Value
Asset-Backed Securities (continued)
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)	USD	803	$ 710,254
Series 2021-B, Class C, 2.72%, 06/25/52(a)		363	323,135
Series 2021-B, Class D, 3.78%, 06/25/52(a)		98	87,302
Series 2021-C, Class D, 4.11%, 07/26/55(a)		270	242,140
College Ave Student Loans Trust, Series 2024-A, Class A1B, (SOFR (30-day) + 1.75%), 7.09%, 06/25/54(a)(c)		8,982	8,905,011
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(c)		490	479,252
Series 1997-6, Class M1, 7.21%, 01/15/29(c)		88	87,379
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		182	171,706
Series 1999-5, Class A5, 7.86%, 03/01/30(c)		787	261,018
Series 1999-5, Class A6, 7.50%, 03/01/30(c)		843	267,746
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		1,445	244,471
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		1,224	210,837
Series 2000-5, Class A6, 7.96%, 05/01/31		2,105	504,881
Series 2000-5, Class A7, 8.20%, 05/01/31		3,840	948,802
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.66%), 6.98%, 04/17/30(a)(c)		250	250,085
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1-mo. CME Term SOFR + 1.01%), 6.36%, 10/25/34(c)		320	309,906
Series 2005-16, Class 1AF, 4.51%, 04/25/36(c)		2,035	1,741,813
Series 2006-17, Class 2A2, (1-mo. CME Term SOFR + 0.41%), 5.76%, 03/25/47(c)		79	76,791
Series 2006-18, Class M1, (1-mo. CME Term SOFR + 0.56%), 5.91%, 03/25/37(c)		6,529	5,070,260
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.46%), 5.81%, 05/25/47(c)		814	659,624
Series 2006-SPS1, Class A, (1-mo. CME Term SOFR + 0.33%), 5.68%, 12/25/25(c)		5	33,820
Series 2007-12, Class 1A2, (1-mo. CME Term SOFR + 0.95%), 6.30%, 08/25/47(c)		2,759	2,628,126
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 5.71%, 03/15/34(c)		176	173,651
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(c)		573	572,313
Credit Suisse Mortgage Trust, Series 2021-JR1, Class A1, 5.47%, 09/27/66(a)(c)		15,813	15,656,392
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.04%, 12/25/36(b)		325	261,477
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(b)		401	391,443
Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(b)		2,962	2,257,250
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(b)		2,738	101,051
Series 2007-CB6, Class A4, (1-mo. CME Term SOFR + 0.45%), 5.78%, 07/25/37(a)(c)		416	265,654
Crown City CLO III, Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.43%), 6.76%, 07/20/34(a)(c)		250	250,240

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Crown Point CLO 10 Ltd., Series 2021-10A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.29%, 07/20/34(a)(c)	USD	490	$ 491,912
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 5.12%, 02/22/34(c)(f)	EUR	990	1,048,002
CVC Cordatus Loan Fund V DAC, Series 5X, Class B1R, (3-mo. EURIBOR + 1.50%), 5.40%, 07/21/30(c)(f)		250	267,261
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.50%, 01/25/29(b)	USD	37	89,254
Series 2006-S5, Class A5, 6.16%, 06/25/35		50	84,168
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1-mo. CME Term SOFR + 0.29%), 5.62%, 05/15/35(c)		70	69,482
Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 5.62%, 05/15/36(c)		482	470,460
Series 2006-H, Class 1A, (1-mo. CME Term SOFR + 0.26%), 5.59%, 11/15/36(c)		297	292,038
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 5.58%, 01/15/37(c)		239	218,823
Deer Creek CLO Ltd.
Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.77%, 10/20/30(a)(c)		2,093	2,094,178
Series 2017-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/20/30(a)(c)		500	501,933
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.50%), 6.83%, 07/15/36(a)(c)		1,180	1,181,111
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.48%), 6.81%, 10/15/36(a)(c)		250	250,276
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1A, (3-mo. CME Term SOFR + 1.39%), 6.72%, 04/15/37(a)(c)		510	510,488
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3-mo. CME Term SOFR + 1.30%), 6.63%, 04/20/34(a)(c)		5,540	5,544,432
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.29%, 10/15/30(a)(c)		3,440	3,446,355
Dryden 49 Senior Loan Fund
Series 2017-49A, Class AR, (3-mo. CME Term SOFR + 1.21%), 6.54%, 07/18/30(a)(c)		854	854,898
Series 2017-49A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/18/30(a)(c)		500	501,517
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 07/15/30(a)(c)		450	451,865
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.71%, 01/15/31(a)(c)		16,706	16,730,609
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/18/30(a)(c)		300	301,015
Dryden 68 CLO Ltd., Series 2019-68A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.29%, 07/15/35(a)(c)		1,440	1,441,561
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.74%, 10/20/34(a)(c)		750	751,978
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.71%, 05/20/34(a)(c)	USD	3,580	$ 3,582,506
Series 2020-77A, Class XR, (3-mo. CME Term SOFR + 1.26%), 6.59%, 05/20/34(a)(c)		250	249,862
Dryden Senior Loan Fund, Series 2021-87A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.69%, 05/20/34(a)(c)		2,330	2,334,538
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3-mo. CME Term SOFR + 1.16%), 6.49%, 04/15/29(a)(c)		776	776,663
Eaton Vance CLO Ltd., Series 2014-1RA, Class A2, (3-mo. CME Term SOFR + 1.75%), 7.08%, 07/15/30(a)(c)		250	250,454
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)		2,661	2,615,824
Elmwood CLO 23 Ltd., Series 2023-2A, Class A, (3-mo. CME Term SOFR + 1.80%), 7.13%, 04/16/36(a)(c)		2,030	2,044,185
Elmwood CLO 27 Ltd., Series 2024-3A, Class B, (3-mo. CME Term SOFR + 1.95%), 7.28%, 04/18/37(a)(c)		1,040	1,045,193
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3-mo. CME Term SOFR + 1.52%), 6.84%, 04/20/37(a)(c)		4,510	4,515,095
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3-mo. CME Term SOFR + 1.43%), 07/17/37(a)(c)(d)		2,410	2,421,327
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.52%), 6.83%, 04/20/37(a)(c)		250	250,257
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.74%, 04/20/34(a)(c)		6,160	6,169,796
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 04/20/34(a)(c)		1,600	1,608,503
Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.59%, 04/20/34(a)(c)		250	250,496
Series 2019-2A, Class ER, (3-mo. CME Term SOFR + 7.06%), 12.39%, 04/20/34(a)(c)		1,500	1,505,886
Elmwood CLO IV Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.35%), 8.67%, 04/18/37(a)(c)		1,000	1,006,206
Elmwood CLO V Ltd.
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/20/34(a)(c)		2,880	2,896,180
Series 2020-2A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.59%, 10/20/34(a)(c)		2,514	2,519,608
Elmwood CLO VI Ltd., Series 2020-3A, Class ARR, (3-mo. CME Term SOFR + 1.38%), 07/18/37(a)(c)(d)		2,310	2,310,000
Elmwood CLO X Ltd.
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 6.60%, 07/20/37(a)(c)		3,000	3,006,385
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.75%), 7.08%, 07/20/37(a)(c)		1,250	1,250,650
Elmwood CLO XII Ltd., Series 2021-5A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.74%, 01/20/35(a)(c)		790	793,247

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Euro-Galaxy III CLO BV
Series 2013-3A, Class CRRR, (3-mo. EURIBOR + 2.35%), 6.24%, 04/24/34(a)(c)	EUR	700	$ 745,441
Series 2013-3A, Class DRRR, (3-mo. EURIBOR + 3.25%), 7.14%, 04/24/34(a)(c)		1,585	1,695,206
Fairstone Financial Issuance Trust I, Series 2020-1A, Class B, 3.74%, 10/20/39(a)	CAD	2,743	1,922,983
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 6.17%, 11/25/35(c)	USD	4,171	4,068,079
Fidelity Grand Harbour CLO DAC, Series 2021-1A, Class D, (3-mo. EURIBOR + 3.60%), 7.51%, 10/15/34(a)(c)	EUR	500	532,741
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1-mo. CME Term SOFR + 1.16%), 6.51%, 10/25/34(c)	USD	1,000	905,294
Series 2006-FF13, Class A1, (1-mo. CME Term SOFR + 0.35%), 5.70%, 10/25/36(c)		1,894	1,235,485
Series 2006-FF13, Class A2C, (1-mo. CME Term SOFR + 0.43%), 5.78%, 10/25/36(c)		1,111	716,464
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 5.74%, 12/25/36(c)		9,341	3,762,363
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 5.61%, 12/25/36(c)		8,886	7,310,619
Series 2006-FFH1, Class M2, (1-mo. CME Term SOFR + 0.71%), 6.06%, 01/25/36(c)		2,839	2,523,901
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 08/17/37(a)		2,690	2,599,723
Series 2022-SFR3, Class E2, 3.50%, 07/17/38(a)		5,641	5,229,946
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 6.53%, 04/17/31(a)(c)		774	774,395
Flatiron CLO 19 Ltd., Series 2019-1A, Class DR, (3-mo. LIBOR US + 3.00%), 8.59%, 11/16/34(a)(c)		250	250,354
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.92%), 7.20%, 05/20/36(a)(c)		1,160	1,164,861
Flatiron CLO 21 Ltd.
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.37%), 6.70%, 07/19/34(a)(c)		13,960	13,994,900
Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/19/34(a)(c)		1,200	1,201,820
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42(a)		2,910	2,671,193
Series 2024-1A, Class B, 5.95%, 12/15/49(a)		970	968,437
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 5.74%, 02/25/37(c)		1,863	1,385,777
FS Rialto Issuer Ltd.
Series 2021-FL3, Class A, (1-mo. CME Term SOFR + 1.36%), 6.69%, 11/16/36(a)(c)		1,208	1,200,552
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 7.23%, 01/19/39(a)(c)		15,720	15,719,500
Series 2022-FL5, Class A, (1-mo. CME Term SOFR + 2.30%), 7.64%, 06/19/37(a)(c)		4,435	4,439,089
Series 2022-FL6, Class A, (1-mo. CME Term SOFR + 2.58%), 7.92%, 08/17/37(a)(c)		10,624	10,647,851
Security		Par (000)	Value
Asset-Backed Securities (continued)
Galaxy XIX CLO Ltd., Series 2015-19A, Class A2RR, (3-mo. CME Term SOFR + 1.66%), 6.99%, 07/24/30(a)(c)	USD	500	$ 500,121
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3-mo. CME Term SOFR + 1.23%), 6.56%, 10/15/30(a)(c)		797	796,930
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.69%, 07/15/31(a)(c)		895	896,716
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, (3-mo. CME Term SOFR + 1.26%), 6.59%, 04/20/31(a)(c)		165	165,191
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3-mo. CME Term SOFR + 1.46%), 6.79%, 04/16/34(a)(c)		4,180	4,193,511
Galaxy XXVIII CLO Ltd.
Series 2018-28A, Class A2, (3-mo. CME Term SOFR + 1.56%), 6.89%, 07/15/31(a)(c)		734	734,836
Series 2018-28A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/15/31(a)(c)		822	823,866
Generate CLO 2 Ltd., Series 2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.74%, 01/22/31(a)(c)		176	175,978
Generate CLO 4 Ltd.
Series 4A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 6.68%, 04/20/32(a)(c)		7,142	7,151,410
Series 4A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.14%, 04/20/32(a)(c)		3,000	2,999,987
Generate CLO 7 Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 6.92%, 04/22/37(a)(c)		4,313	4,349,791
Generate CLO 8 Ltd., Series 8A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.34%, 10/20/34(a)(c)		610	614,083
Gilbert Park CLO Ltd.
Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.78%, 10/15/30(a)(c)		258	258,495
Series 2017-1A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 10/15/30(a)(c)		250	250,509
Series 2017-1A, Class C, (3-mo. CME Term SOFR + 2.21%), 7.54%, 10/15/30(a)(c)		3,360	3,363,994
Series 2017-1A, Class D, (3-mo. CME Term SOFR + 3.21%), 8.54%, 10/15/30(a)(c)		2,652	2,654,700
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2017-1A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 6.61%, 04/20/34(a)(c)		450	450,090
Series 2021-11A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.72%, 10/20/34(a)(c)		5,520	5,525,766
Series 2021-11A, Class E, (3-mo. CME Term SOFR + 5.61%), 10.94%, 10/20/34(a)(c)		250	251,146
GoldenTree Loan Management U.S. CLO 12 Ltd., Series 2022-12A, Class B, (3-mo. CME Term SOFR + 1.95%), 7.28%, 04/20/34(a)(c)		4,790	4,812,771
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, (3-mo. CME Term SOFR + 1.81%), 7.14%, 04/20/30(a)(c)		500	500,955
Goldman Home Improvement Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		1,837	1,840,351
Golub Capital Partners CLO Ltd.
Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 6.91%, 01/20/34(a)(c)		2,410	2,413,134

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO Ltd.
Series 2020-52A, Class BR, (3-mo. CME Term SOFR + 2.00%), 7.33%, 04/20/37(a)(c)	USD	940	$ 949,804
Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 6.79%, 07/20/34(a)(c)		430	431,728
GoodLeap Sustainable Home Solutions Trust
Series 2022-3CS, Class A, 4.95%, 07/20/49(a)		1,665	1,548,376
Series 2023-1GS, Class A, 5.52%, 02/22/55(a)		4,297	4,129,170
Gracie Point International Funding LLC
Series 2023-1A, Class A, (SOFR (90-day) + 1.95%), 7.30%, 09/01/26(a)(c)		2,548	2,573,255
Series 2024-1A, Class A, (SOFR (90-day) + 1.70%), 7.05%, 03/01/28(a)(c)		7,816	7,846,643
GreenPoint Manufactured Housing, Series 1999-5, Class M2, 9.23%, 12/15/29(c)		758	738,884
Greenwood Park CLO Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 6.62%, 04/15/31(a)(c)		668	667,940
Greystone CRE Notes Ltd., Series 2021-FL3, Class A, (1-mo. CME Term SOFR + 1.13%), 6.46%, 07/15/39(a)(c)		1,368	1,361,160
Grippen Park CLO Ltd.
Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.52%), 6.85%, 01/20/30(a)(c)		216	216,545
Series 2017-1A, Class D, (3-mo. CME Term SOFR + 3.56%), 8.89%, 01/20/30(a)(c)		250	250,105
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 6.16%, 12/25/35(c)		836	355,657
Series 2006-18, Class AF2A, 5.63%, 11/25/36(c)		113	32,282
Series 2006-18, Class AF3A, 5.77%, 11/25/36(c)		1,114	321,732
Series 2006-4, Class 1A1, 4.12%, 03/25/36(c)		1,530	1,001,045
Series 2006-5, Class 2A1, (1-mo. CME Term SOFR + 0.25%), 5.60%, 03/25/36(c)		11	3,459
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		446	83,249
GSAMP Trust
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 5.86%, 01/25/47(c)		695	347,335
Series 2007-HS1, Class M6, (1-mo. CME Term SOFR + 3.49%), 8.84%, 02/25/47(c)		1,300	1,238,622
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 2.36%), 7.69%, 07/28/31(a)(c)		250	250,238
Gulf Stream Meridian 3 Ltd., Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.58%), 6.91%, 04/15/34(a)(c)		300	300,000
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.46%), 6.79%, 07/15/34(a)(c)		12,060	12,096,695
Series 2021-4A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.44%, 07/15/34(a)(c)		1,750	1,765,794
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.39%, 07/15/34(a)(c)		470	473,917
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.69%, 07/15/35(a)(c)		1,950	1,952,927
Halseypoint CLO 6 Ltd., Series 2022-6A, Class A1, (3-mo. CME Term SOFR + 2.45%), 7.78%, 10/20/34(a)(c)		1,740	1,749,571
Security		Par (000)	Value
Asset-Backed Securities (continued)
Harriman Park CLO Ltd., Series 2020-1A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.71%, 04/20/34(a)(c)	USD	500	$ 500,920
Henley CLO IV DAC
Series 4A, Class D, (3-mo. EURIBOR + 3.00%), 6.88%, 04/25/34(a)(c)	EUR	750	808,107
Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 5.23%, 04/25/34(c)(f)		540	574,516
Hermitage PLC
Series 2024-1, Class C, (1-day SONIA + 1.60%), 6.81%, 04/21/33(c)(f)	GBP	804	1,016,336
Series 2024-1, Class D, (1-day SONIA + 2.35%), 7.56%, 04/21/33(c)(f)		500	632,050
Series 2024-1, Class E, (1-day SONIA + 3.90%), 9.11%, 04/21/33(c)(f)		812	1,026,449
Highbridge Loan Management Ltd., Series 3A-2014, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.77%, 07/18/29(a)(c)	USD	802	804,243
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(a)		3,683	3,544,983
Home Equity Asset Trust
Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 6.06%, 07/25/36(c)		2,440	2,237,715
Series 2007-1, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 5.76%, 05/25/37(c)		1,751	1,352,275
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 4.03%, 07/25/34(c)		265	252,935
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(b)		1,666	169,284
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		8,730	7,923,872
HPS Loan Management Ltd.
Series 10A-16, Class A1RR, (3-mo. CME Term SOFR + 1.40%), 6.73%, 04/20/34(a)(c)		5,620	5,632,443
Series 6A-2015, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.60%, 02/05/31(a)(c)		4,950	4,952,755
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, (SOFR (30-day) + 1.40%), 05/20/32(a)(c)(d)		7,360	7,359,952
Invesco CLO Ltd., Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.13%, 04/20/35(a)(c)		947	945,457
Invesco Euro CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.80%), 7.71%, 01/15/34(c)(f)	EUR	350	373,045
Jamestown CLO XVI Ltd., Series 2021-16A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.39%, 07/25/34(a)(c)	USD	250	250,997
JPMorgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo. CME Term SOFR + 0.52%), 5.87%, 05/25/36(c)		637	619,083
Series 2007-CH1, Class MF1, 4.56%, 11/25/36(b)		120	116,119
Juniper Valley Park CLO Ltd., Series 2023-1R, Class BR, (3-mo. CME Term SOFR + 1.55%), 07/20/36(a)(c)(d)		2,680	2,680,000
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.30%, 09/15/29(a)(c)		360	360,294
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.66%, 01/20/31(a)(c)		4,246	4,248,698

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.66%, 04/15/31(a)(c)	USD	850	$ 851,683
LCM XIV LP, Series 14A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.63%, 07/20/31(a)(c)		350	349,761
LCM XVII LP, Series 17A, Class A1AR, (3-mo. CME Term SOFR + 1.39%), 6.72%, 10/15/31(a)(c)		282	281,942
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(c)		3,053	2,902,991
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(e)		2,014	368,684
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(c)		2,260	1,972,779
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(c)		1,283	1,285,352
Series 2002-A, Class C, 0.00%, 06/15/33(e)		175	164,766
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 5.55%, 06/25/37(a)(c)		301	195,578
Lendmark Funding Trust
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		730	628,719
Series 2022-1A, Class A, 5.12%, 07/20/32(a)		8,420	8,342,328
Series 2023-1A, Class D, 8.69%, 05/20/33(a)		2,291	2,359,379
Series 2024-1A, Class B, 5.88%, 06/21/32(a)		2,136	2,130,689
Series 2024-1A, Class C, 6.40%, 06/21/32(a)		818	817,777
Series 2024-1A, Class D, 7.21%, 06/21/32(a)		953	966,561
LoanCore Issuer Ltd., Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 6.88%, 01/17/37(a)(c)		2,703	2,700,577
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		4,677	3,793,015
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		4,548	3,651,206
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 5.76%, 06/25/36(c)		2,966	1,368,462
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 5.78%, 08/25/36(c)		7,930	3,090,774
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3-mo. CME Term SOFR + 1.64%), 6.95%, 01/17/30(a)(c)		430	430,496
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022-ELL, Class A2, 4.15%, 02/01/33		2,630	2,518,675
Madison Park Euro Funding XVI DAC, Series 16A, Class D, (3-mo. EURIBOR + 3.20%), 7.11%, 05/25/34(a)(c)	EUR	1,000	1,076,752
Madison Park Funding LI Ltd., Series 2021-51A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.29%, 07/19/34(a)(c)	USD	2,740	2,751,929
Madison Park Funding LXII Ltd., Series 2022-62A, Class AR, (3-mo. CME Term SOFR + 1.85%), 7.17%, 07/17/36(a)(c)		1,130	1,138,475
Madison Park Funding LXVII Ltd., Series 2024-67A, Class B, (3-mo. CME Term SOFR + 2.05%), 7.34%, 04/25/37(a)(c)		6,610	6,693,588
Madison Park Funding XIX Ltd.
Series 2015-19A, Class AR3, (3-mo. CME Term SOFR + 1.60%), 6.93%, 01/22/37(a)(c)		7,000	7,041,223
Series 2015-19A, Class BR3, (3-mo. CME Term SOFR + 2.25%), 7.58%, 01/22/37(a)(c)		1,000	1,009,762
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XLV Ltd., Series 2020-45A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.71%, 07/15/34(a)(c)	USD	4,660	$ 4,662,796
Madison Park Funding XLVI Ltd., Series 2020-46A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/15/34(a)(c)		250	250,911
Madison Park Funding XVIII Ltd.
Series 2015-18A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 6.53%, 10/21/30(a)(c)		14,350	14,362,093
Series 2015-18A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.19%, 10/21/30(a)(c)		610	610,391
Madison Park Funding XXII Ltd.
Series 2016-22A, Class A1R, (3-mo. CME Term SOFR + 1.52%), 6.85%, 01/15/33(a)(c)		3,000	3,003,000
Series 2016-22A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.19%, 01/15/33(a)(c)		2,500	2,500,329
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class AR, (3-mo. CME Term SOFR + 1.23%), 6.56%, 07/27/31(a)(c)		1,437	1,438,213
Series 2017-23A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.14%, 07/27/31(a)(c)		500	500,343
Series 2017-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.59%, 07/27/31(a)(c)		900	900,537
Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 6.88%, 10/20/29(a)(c)		760	760,751
Madison Park Funding XXVII Ltd., Series 2018-27A, Class A1A, (3-mo. CME Term SOFR + 1.29%), 6.62%, 04/20/30(a)(c)		444	444,077
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 7.14%, 07/23/37(a)(c)		4,110	4,110,000
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 6.62%, 10/15/32(a)(c)		1,560	1,560,780
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.71%, 04/25/32(a)(c)		250	250,300
Series 2019-34A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.94%, 04/25/32(a)(c)		250	251,140
Madison Park Funding XXXV Ltd., Series 2019-35A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.99%, 04/20/32(a)(c)		1,030	1,030,154
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.70%, 07/17/34(a)(c)		5,010	5,024,633
Man GLG Euro CLO, Series 6A, Class DR, (3-mo. EURIBOR + 3.50%), 7.41%, 10/15/32(a)(c)	EUR	1,680	1,764,629
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.77%, 12/18/30(a)(c)	USD	1,096	1,096,199
Marble Point CLO XXII Ltd., Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.11%), 7.44%, 07/25/34(a)(c)		250	250,206
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 9.24%, 01/22/35(a)(c)		250	250,252
Mariner Finance Issuance Trust
Series 2020-AA, Class C, 4.10%, 08/21/34(a)		1,536	1,489,482
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		1,265	1,068,416

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 5.98%, 06/25/36(a)(c)	USD	957	$ 860,917
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.39%), 5.74%, 05/25/37(c)		1,318	1,063,602
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 5.98%, 06/25/46(a)(c)		209	199,715
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 5.94%, 05/25/37(c)		1,407	987,712
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 5.85%, 08/25/37(c)		393	326,952
Series 2006-RM3, Class A2B, (1-mo. CME Term SOFR + 0.29%), 5.64%, 06/25/37(c)		833	174,979
MF1 LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.64%), 7.97%, 09/17/37(a)(c)		2,265	2,269,700
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 7.49%, 06/19/37(a)(c)		4,653	4,658,816
Series 2023-FL12, Class A, (1-mo. CME Term SOFR + 2.07%), 7.41%, 10/19/38(a)(c)		2,218	2,219,663
MF1 Ltd., Series 2021-FL7, Class A, (1-mo. CME Term SOFR + 1.19%), 6.53%, 10/16/36(a)(c)		701	697,552
MidOcean Credit CLO III Ltd., Series 2014-3A, Class A3A2, (3-mo. CME Term SOFR + 1.23%), 6.56%, 04/21/31(a)(c)		758	758,301
Mila BV
Series 2024-1, Class C, (1-mo. EURIBOR + 1.45%), 5.14%, 09/16/41(c)(f)	EUR	238	254,581
Series 2024-1, Class D, (1-mo. EURIBOR + 2.00%), 5.69%, 09/16/41(c)(f)		188	200,397
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(a)	USD	4,027	3,570,932
Milos CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.66%, 10/20/30(a)(c)		572	573,416
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1-mo. CME Term SOFR + 0.71%), 6.06%, 12/25/34(c)		820	736,423
Series 2005-HE5, Class M4, (1-mo. CME Term SOFR + 0.98%), 6.33%, 09/25/35(c)		2,815	2,243,642
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 9.26%, 02/25/47(a)(c)		417	383,849
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1-mo. CME Term SOFR + 0.43%), 5.78%, 04/25/36(c)		1,361	941,372
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36(b)		1,923	438,768
Series 2006-12XS, Class A6A, 6.23%, 10/25/36(b)		745	207,628
Series 2006-16AX, Class 1A, (1-mo. CME Term SOFR + 0.45%), 5.80%, 11/25/36(c)		3,566	590,788
Series 2006-16AX, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 5.96%, 11/25/36(c)		1,037	283,963
Series 2007-3XS, Class 2A3S, 6.36%, 01/25/47(b)		1,443	509,733
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47(b)		6,281	2,179,020
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)	USD	1,440	$ 1,322,311
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		488	426,518
Series 2020-1A, Class A, 2.10%, 04/20/46(a)		694	598,569
Series 2022-3A, Class A, 6.10%, 06/20/53(a)		1,389	1,400,697
Series 2023-1A, Class A, 5.32%, 06/20/53(a)		4,790	4,673,105
MP CLO III Ltd., Series 2013-1A, Class AR, (3-mo. CME Term SOFR + 1.51%), 6.84%, 10/20/30(a)(c)		1,335	1,339,182
MP CLO VII Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.86%), 7.19%, 10/18/28(a)(c)		750	750,809
Myers Park CLO Ltd.
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.66%), 6.99%, 10/20/30(a)(c)		890	890,801
Series 2018-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.19%, 10/20/30(a)(c)		250	250,131
Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.31%), 7.64%, 10/20/30(a)(c)		250	250,067
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.52%), 5.87%, 04/25/37(c)		3,320	3,070,220
Navient Private Education Loan Trust
Series 2014-AA, Class B, 3.50%, 08/15/44(a)		6,000	5,687,282
Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 6.34%, 11/15/68(a)(c)		1,234	1,228,739
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		113	109,570
Series 2020-FA, Class B, 2.69%, 07/15/69(a)		2,590	2,044,104
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		1,271	1,130,511
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		4,380	3,879,461
Series 2021-DA, Class D, 4.00%, 04/15/60(a)		1,400	1,275,080
Series 2024-A, Class A, 5.66%, 10/15/72(a)		17,815	17,875,681
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%, 04/20/62(a)		3,470	2,884,085
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		22,590	18,775,640
Series 2021-A, Class C, 3.75%, 04/20/62(a)		1,706	1,387,858
Series 2021-A, Class D, 4.93%, 04/20/62(a)		2,323	1,920,949
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		13,069	10,821,355
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		836	674,556
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		1,499	1,221,588
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		12,397	10,072,348
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		650	525,000
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		990	796,795
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		6,556	5,458,354
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		331	260,352
Series 2023-PL1A, Class A1A, (SOFR (30-day) + 2.25%), 7.59%, 11/25/53(a)(c)		4,397	4,384,802
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 6.62%, 01/28/30(a)(c)		578	578,230
Neuberger Berman CLO XV Ltd.
Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 6.51%, 10/15/29(a)(c)		609	609,904
Series 2013-15A, Class BR2, (3-mo. CME Term SOFR + 1.61%), 6.94%, 10/15/29(a)(c)		250	250,239
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.63%, 04/15/34(a)(c)		2,690	2,692,038
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3-mo. CME Term SOFR + 1.42%), 6.75%, 07/15/34(a)(c)		1,000	1,002,248

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class BRR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 07/15/34(a)(c)	USD	750	$ 752,473
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class BR2, (3-mo. CME Term SOFR + 1.91%), 7.24%, 04/20/34(a)(c)		2,740	2,745,504
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class AR, (3-mo. CME Term SOFR + 1.18%), 6.51%, 10/18/30(a)(c)		5,865	5,874,655
Series 2017-26A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.99%, 10/18/30(a)(c)		250	250,000
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/20/32(a)(c)		1,340	1,341,362
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 7.08%, 01/20/35(a)(c)		500	499,345
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.04%, 07/20/31(a)(c)		1,000	1,002,854
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.69%, 07/16/35(a)(c)		3,940	3,946,436
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 01/20/36(a)(c)		780	783,258
New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1-mo. CME Term SOFR + 0.79%), 6.14%, 12/25/35(c)		2,180	1,744,930
Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.69%, 12/21/29(a)(c)		154	154,222
Newday Funding Master Issuer PLC
Series 2024-2X, Class B, (1-day SONIA + 1.40%), 07/15/32(c)(d)(f)	GBP	655	827,985
Series 2024-2X, Class C, (1-day SONIA + 1.90%), 07/15/32(c)(d)(f)		780	985,998
Series 2024-2X, Class D, (1-day SONIA + 2.65%), 07/15/32(c)(d)(f)		1,645	2,079,444
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. CME Term SOFR + 0.51%), 5.86%, 10/25/36(a)(c)	USD	53	61,877
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3-mo. EURIBOR + 1.90%), 5.80%, 01/21/35(a)(c)	EUR	400	427,909
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(c)	USD	470	191,874
Series 2001-D, Class A4, 6.93%, 09/15/31(c)		299	145,190
Series 2002-B, Class M1, 7.62%, 06/15/32(c)		4,034	3,934,868
Ocean Trails CLO X, Series 2020-10A, Class BR, (3-mo. CME Term SOFR + 2.06%), 7.39%, 10/15/34(a)(c)		250	250,433
OCP CLO Ltd.
Series 2014-5A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/26/31(a)(c)		540	540,476
Series 2014-5A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 6.99%, 04/26/31(a)(c)		1,070	1,068,708
Series 2014-6A, Class A2R2, (3-mo. CME Term SOFR + 1.50%), 6.82%, 10/17/30(a)(c)		1,250	1,253,102
Series 2014-7A, Class A1RR, (3-mo. CME Term SOFR + 1.38%), 6.71%, 07/20/29(a)(c)		189	189,511
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2014-7A, Class A2RR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 07/20/29(a)(c)	USD	1,250	$ 1,251,675
Series 2017-14A, Class B, (3-mo. CME Term SOFR + 2.21%), 7.54%, 11/20/30(a)(c)		500	500,472
Series 2019-16A, Class AR, (3-mo. CME Term SOFR + 1.26%), 6.56%, 04/10/33(a)(c)		1,476	1,478,558
Series 2019-17A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.63%, 07/20/32(a)(c)		1,000	1,002,097
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 07/20/37(a)(c)(d)		1,570	1,570,000
Series 2020-18A, Class AR, (3-mo. CME Term SOFR + 1.35%), 6.68%, 07/20/32(a)(c)		2,080	2,081,040
Series 2020-19A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.29%, 10/20/34(a)(c)		500	502,225
Series 2020-20A, Class B1R, (3-mo. CME Term SOFR + 1.95%), 7.24%, 04/18/37(a)(c)		360	363,392
Series 2020-8RA, Class A1, (3-mo. CME Term SOFR + 1.48%), 6.80%, 01/17/32(a)(c)		1,935	1,937,073
Series 2021-22A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.77%, 12/02/34(a)(c)		2,010	2,016,986
Series 2021-22A, Class B1, (3-mo. CME Term SOFR + 1.96%), 7.29%, 12/02/34(a)(c)		660	663,566
OCP Euro CLO DAC
Series 2017-2X, Class B, (3-mo. EURIBOR + 1.35%), 5.26%, 01/15/32(c)(f)	EUR	1,130	1,210,305
Series 2019-3A, Class CR, (3-mo. EURIBOR + 2.30%), 6.20%, 04/20/33(a)(c)		250	268,602
Series 2019-3A, Class DR, (3-mo. EURIBOR + 3.30%), 7.20%, 04/20/33(a)(c)		250	269,501
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/15/34(a)(c)	USD	250	249,628
Octagon 57 Ltd.
Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.74%, 10/15/34(a)(c)		500	501,480
Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/15/34(a)(c)		1,280	1,279,521
Octagon 67 Ltd., Series 2023-1A, Class A1, (3-mo. CME Term SOFR + 1.80%), 7.12%, 04/25/36(a)(c)		750	752,970
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3-mo. CME Term SOFR + 1.22%), 6.55%, 04/16/31(a)(c)		5,662	5,669,278
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.45%), 6.78%, 01/20/31(a)(c)		293	293,236
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 6.56%, 04/15/31(a)(c)		1,103	1,104,209
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.84%), 7.17%, 07/25/30(a)(c)		750	751,698
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 7.13%, 10/20/30(a)(c)		8,890	8,916,754
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 07/15/36(a)(c)		3,290	3,278,676
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 6.94%, 07/19/30(a)(c)		1,430	1,434,775

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 6.60%, 07/17/30(a)(c)	USD	3,307	$ 3,310,332
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 6.59%, 01/25/31(a)(c)		5,842	5,841,651
Octagon Loan Funding Ltd., Series 2014-1A, Class BRR, (3-mo. CME Term SOFR + 1.96%), 7.29%, 11/18/31(a)(c)		250	250,241
OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 6.79%, 04/20/37(a)(c)		3,170	3,195,360
OHA Credit Funding 19 Ltd., Series 2024-19A, Class B1, (3-mo. CME Term SOFR + 1.70%), 07/20/37(a)(c)(d)		250	250,000
OHA Credit Funding 2 Ltd.
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.74%, 04/21/34(a)(c)		14,440	14,448,689
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.19%, 04/21/34(a)(c)		295	296,551
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.73%, 07/02/35(a)(c)		3,475	3,479,356
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 07/02/35(a)(c)		2,989	3,007,489
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.74%, 10/22/36(a)(c)		1,000	1,001,500
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.73%, 07/20/34(a)(c)		850	850,952
OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.63%, 02/24/37(a)(c)		3,720	3,723,148
OHA Credit Funding 9 Ltd., Series 2021-9A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.29%, 07/19/35(a)(c)		3,510	3,534,648
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.79%, 04/20/37(a)(c)		2,400	2,409,810
OHA Credit Partners XII Ltd., Series 2015-12A, Class B1R2, (3-mo. CME Term SOFR + 1.95%), 7.28%, 04/23/37(a)(c)		1,550	1,556,606
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.63%, 05/23/31(a)(c)		6,029	6,048,443
Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.41%), 6.74%, 01/19/37(a)(c)		1,830	1,831,830
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 6.80%, 07/20/37(a)(c)		3,750	3,764,952
Series 2016-1A, Class B1R2, (3-mo. CME Term SOFR + 1.70%), 7.04%, 07/20/37(a)(c)		250	250,324
OneMain Financial Issuance Trust
Series 2020-2A, Class C, 2.76%, 09/14/35(a)		2,620	2,360,415
Series 2021-1A, Class A2, (SOFR (30-day) + 0.76%), 6.09%, 06/16/36(a)(c)		1,958	1,953,945
Series 2024-1A, Class A, 5.79%, 05/14/41(a)		17,503	17,860,434
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 6.20%, 11/25/35(c)		4,030	3,271,929
Series 2007-CP1, Class 2A3, (1-mo. CME Term SOFR + 0.32%), 5.67%, 03/25/37(c)		2,360	1,901,573
Security		Par (000)	Value
Asset-Backed Securities (continued)
Option One Mortgage Loan Trust
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(b)	USD	1,763	$ 1,453,648
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(b)		4,401	3,649,026
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(b)		2,129	1,842,059
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(c)		816	794,853
Series 2007-B, Class A1, (1-mo. LIBOR US + 1.20%), 6.64%, 10/15/37(a)(c)		359	352,559
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 07/24/36(a)(c)(d)		3,925	3,925,000
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.50%, 01/25/37(b)		1,603	1,398,468
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3-mo. CME Term SOFR + 1.51%), 6.84%, 10/22/30(a)(c)		4,098	4,099,639
Series 2013-4A, Class A2R, (3-mo. CME Term SOFR + 1.96%), 7.29%, 10/22/30(a)(c)		2,120	2,120,982
OZLM VIII Ltd., Series 2014-8A, Class BR3, (3-mo. CME Term SOFR + 2.36%), 7.68%, 10/17/29(a)(c)		1,160	1,162,048
OZLM XVIII Ltd.
Series 2018-18A, Class A, (3-mo. CME Term SOFR + 1.28%), 6.61%, 04/15/31(a)(c)		2,131	2,134,140
Series 2018-18A, Class B, (3-mo. CME Term SOFR + 1.81%), 7.14%, 04/15/31(a)(c)		700	701,400
OZLM XX Ltd., Series 2018-20A, Class A2, (3-mo. CME Term SOFR + 1.91%), 7.24%, 04/20/31(a)(c)		850	852,030
OZLM XXII Ltd., Series 2018-22A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.65%, 01/17/31(a)(c)		598	599,014
OZLM XXIV Ltd., Series 2019-24A, Class A2AR, (3-mo. CME Term SOFR + 1.96%), 7.29%, 07/20/32(a)(c)		750	749,094
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(a)		3,423	2,604,415
Palmer Square CLO Ltd.
Series 2013-2A, Class A1A3, (3-mo. CME Term SOFR + 1.26%), 6.58%, 10/17/31(a)(c)		2,540	2,541,451
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.71%, 01/17/31(a)(c)		1,621	1,622,830
Series 2015-1A, Class A2R4, (3-mo. CME Term SOFR + 1.96%), 7.29%, 05/21/34(a)(c)		1,250	1,251,838
Series 2015-2A, Class A2R2, (3-mo. CME Term SOFR + 1.81%), 7.14%, 07/20/30(a)(c)		2,500	2,502,484
Series 2015-2A, Class CR2, (3-mo. CME Term SOFR + 3.01%), 8.34%, 07/20/30(a)(c)		1,000	1,002,102
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.73%, 11/14/34(a)(c)		3,570	3,573,817
Series 2020-3A, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 6.97%, 11/15/36(a)(c)		1,270	1,279,044
Series 2021-1A, Class A2, (3-mo. CME Term SOFR + 1.66%), 6.99%, 04/20/34(a)(c)		250	250,164
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.74%, 01/15/35(a)(c)		360	360,216
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/15/34(a)(c)		250	250,947

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
Series 2022-5A, Class A, (3-mo. CME Term SOFR + 2.00%), 7.33%, 10/20/35(a)(c)	USD	500	$ 505,075
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 07/20/37(a)(c)(d)		3,270	3,270,000
Palmer Square Loan Funding Ltd.
Series 2021-1A, Class D, (3-mo. CME Term SOFR + 6.26%), 11.59%, 04/20/29(a)(c)		500	500,286
Series 2021-2A, Class A2, (3-mo. CME Term SOFR + 1.51%), 6.84%, 05/20/29(a)(c)		1,430	1,431,857
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 5.26%), 10.59%, 05/20/29(a)(c)		500	500,002
Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.86%), 8.19%, 10/15/29(a)(c)		250	250,266
Series 2021-4A, Class D, (3-mo. CME Term SOFR + 5.26%), 10.59%, 10/15/29(a)(c)		1,480	1,481,270
Series 2022-2A, Class A2, (3-mo. CME Term SOFR + 1.90%), 7.23%, 10/15/30(a)(c)		1,810	1,813,623
Series 2022-2A, Class B, (3-mo. CME Term SOFR + 2.20%), 7.53%, 10/15/30(a)(c)		390	390,415
Series 2022-2A, Class C, (3-mo. CME Term SOFR + 3.10%), 8.43%, 10/15/30(a)(c)		250	250,567
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 6.93%, 04/15/31(a)(c)		16,630	16,634,475
Park Avenue Institutional Advisers CLO Ltd.
Series 2019-1A, Class A1, (3-mo. CME Term SOFR + 1.74%), 7.06%, 05/15/32(a)(c)		449	450,230
Series 2019-1A, Class A2A, (3-mo. CME Term SOFR + 2.26%), 7.58%, 05/15/32(a)(c)		500	502,682
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.66%), 8.99%, 07/15/34(a)(c)		250	250,231
PCL Funding IX PLC
Series 2024-1, Class B, (1-day SONIA + 1.30%), 6.51%, 07/16/29(c)(f)	GBP	684	865,841
Series 2024-1, Class C, (1-day SONIA + 2.15%), 07/16/29(c)(d)(f)		151	191,140
Penta CLO, Series 2022-11A, Class B, (3-mo. EURIBOR + 2.45%), 6.28%, 11/15/34(a)(c)	EUR	2,720	2,929,151
Pikes Peak CLO 1, Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.77%, 07/24/31(a)(c)	USD	892	892,360
Pikes Peak CLO 8
Series 2021-8A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.76%, 07/20/34(a)(c)		7,000	7,017,828
Series 2021-8A, Class B, (3-mo. CME Term SOFR + 2.01%), 7.34%, 07/20/34(a)(c)		2,950	2,969,024
Pony SA Compartment German Auto Loans
Series 2024-1, Class C, (1-mo. EURIBOR + 1.20%), 01/14/33(c)(d)(f)	EUR	400	428,380
Series 2024-1, Class D, (1-mo. EURIBOR + 1.65%), 01/14/33(c)(d)(f)		300	321,285
Post CLO Ltd.
Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.21%), 8.54%, 04/16/31(a)(c)	USD	500	500,764
Series 2023-1A, Class A, (3-mo. CME Term SOFR + 1.95%), 7.28%, 04/20/36(a)(c)		500	503,526
PRET LLC
Series 2021-RN4, Class A1, 2.49%, 10/25/51(a)(c)		4,927	4,861,388
Series 2023-RN2, Class A1, 8.11%, 11/25/53(a)(b)		7,521	7,532,108
Security		Par (000)	Value
Asset-Backed Securities (continued)
Prima Capital CRE Securitization Ltd.
Series 2015-4A, Class C, 4.00%, 08/24/49(a)	USD	1,085	$ 1,075,401
Series 2016-6A, Class C, 4.00%, 08/24/40(a)		7,170	6,724,972
Prodigy Finance DAC
Series 2021-1A, Class A, (1-mo. CME Term SOFR + 1.36%), 6.71%, 07/25/51(a)(c)		1,751	1,738,481
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 7.96%, 07/25/51(a)(c)		343	346,057
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 9.21%, 07/25/51(a)(c)		199	201,480
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 11.36%, 07/25/51(a)(c)		155	158,495
Progress Residential Trust
Series 2020-SFR2, Class B, 2.58%, 06/17/37(a)		550	545,234
Series 2020-SFR2, Class D, 3.87%, 06/17/37(a)		1,886	1,872,094
Series 2020-SFR3, Class E, 2.30%, 10/17/27(a)		2,870	2,725,164
Series 2020-SFR3, Class F, 2.80%, 10/17/27(a)		5,410	5,163,118
Series 2021-SFR1, Class F, 2.76%, 04/17/38(a)		2,900	2,668,248
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		2,066	1,825,374
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		8,345	7,427,814
Series 2021-SFR2, Class F, 3.40%, 04/19/38(a)		5,967	5,506,248
Series 2021-SFR3, Class F, 3.44%, 05/17/26(a)		6,640	6,126,749
Series 2021-SFR4, Class F, 3.41%, 05/17/38(a)		8,330	7,645,605
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		1,342	1,168,088
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		2,617	2,284,066
Series 2022-SFR1, Class G, 5.52%, 02/17/41(a)		2,617	2,239,782
Series 2022-SFR5, Class E1, 6.62%, 06/17/39(a)		1,766	1,750,903
Series 2023-SFR2, Class E1, 4.75%, 10/17/40(a)		1,781	1,634,768
Series 2024-SFR2, Class E1, 3.40%, 04/17/41(a)(c)		2,025	1,754,421
Series 2024-SFR2, Class E2, 3.65%, 04/17/41(a)(c)		1,012	870,296
Quarzo Srl
Series 2024-1, Class C, (3-mo. EURIBOR + 2.30%), 06/15/41(c)(d)(f)	EUR	421	452,535
Series 2024-1, Class D, (3-mo. EURIBOR + 3.70%), 06/15/41(c)(d)(f)		343	368,210
Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, (3-mo. CME Term SOFR + 1.20%), 6.53%, 10/15/30(a)(c)	USD	3,189	3,190,122
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.69%, 07/25/31(a)(c)		3,657	3,659,441
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3-mo. CME Term SOFR + 1.35%), 6.68%, 01/20/34(a)(c)		2,300	2,307,610

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rad CLO 15 Ltd.
Series 2021-15A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 01/20/34(a)(c)	USD	430	$ 430,731
Rad CLO 16 Ltd., Series 2022-16A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.87%, 07/15/37(a)(c)		325	325,303
Rad CLO 2 Ltd., Series 2018-2A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.67%, 10/15/31(a)(c)		2,423	2,424,589
Rad CLO 3 Ltd.
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.14%, 04/15/32(a)(c)		250	250,441
Series 2019-3A, Class CR, (3-mo. CME Term SOFR + 2.11%), 7.44%, 04/15/32(a)(c)		475	475,950
Rad CLO 5 Ltd., Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.71%, 07/24/32(a)(c)		3,770	3,774,880
Rad CLO 7 Ltd.
Series 2020-7A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 6.67%, 04/17/36(a)(c)		1,050	1,051,050
Series 2020-7A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 7.22%, 04/17/36(a)(c)		4,540	4,545,596
Series 2020-7A, Class CR, (3-mo. CME Term SOFR + 2.60%), 7.92%, 04/17/36(a)(c)		2,410	2,443,735
Series 2020-7A, Class D1R, (3-mo. CME Term SOFR + 4.15%), 9.47%, 04/17/36(a)(c)		770	774,642
Rad CLO 9 Ltd., Series 2020-9A, Class B1, (3-mo. CME Term SOFR + 2.16%), 7.49%, 01/15/34(a)(c)		250	250,878
RAMP Series Trust, Series 2004-RS7, Class A2A, (1-mo. LIBOR US + 0.62%), 5.43%, 07/25/34(c)		1,086	847,392
Recette CLO Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.66%), 6.99%, 04/20/34(a)(c)		500	499,989
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(a)(b)		498	499,342
Regatta IX Funding Ltd., Series 2017-1A, Class B1R, (3-mo. CME Term SOFR + 2.00%), 7.32%, 04/17/37(a)(c)		2,438	2,438,000
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.42%), 6.75%, 04/20/34(a)(c)		4,700	4,700,000
Regatta VII Funding Ltd.
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 6.76%, 06/20/34(a)(c)		1,600	1,602,503
Series 2016-1A, Class BR2, (3-mo. CME Term SOFR + 1.86%), 7.21%, 06/20/34(a)(c)		500	502,768
Regatta VIII Funding Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 2.05%), 7.38%, 04/17/37(a)(c)		750	755,364
Regatta XIII Funding Ltd., Series 2018-2A, Class C, (3-mo. CME Term SOFR + 3.36%), 8.69%, 07/15/31(a)(c)		375	375,150
Regatta XIX Funding Ltd., Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.85%), 7.18%, 04/20/35(a)(c)		680	684,187
Regatta XVI Funding Ltd., Series 2019-2A, Class B, (3-mo. CME Term SOFR + 2.31%), 7.64%, 01/15/33(a)(c)		250	251,426
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.04%, 01/15/34(a)(c)	USD	750	$ 751,738
Regatta XXIV Funding Ltd., Series 2021-5A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.69%, 01/20/35(a)(c)		250	250,663
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 6.83%, 04/26/37(a)(c)		2,990	2,993,564
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%, 08/15/33(a)		1,053	956,043
Series 2021-3, Class A, 3.88%, 10/17/33(a)(g)		21,460	19,367,650
Series 2022-1, Class A, 3.07%, 03/15/32(a)		417	402,938
Series 2022-1, Class B, 3.71%, 03/15/32(a)		810	764,237
Series 2022-1, Class C, 4.46%, 03/15/32(a)		534	491,289
Series 2022-1, Class D, 6.72%, 03/15/32(a)		1,695	1,604,715
Series 2024-1, Class D, 07/15/36(a)(d)		268	269,377
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3-mo. CME Term SOFR + 1.32%), 6.65%, 01/18/34(a)(c)		5,690	5,692,191
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 6.69%, 04/20/34(a)(c)		4,827	4,838,208
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.09%, 10/15/29(a)(c)		8,271	8,266,370
Series 2017-2A, Class CR, (3-mo. CME Term SOFR + 2.16%), 7.49%, 10/15/29(a)(c)		2,750	2,750,078
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.44%, 10/15/29(a)(c)		4,766	4,764,159
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.78%, 10/20/30(a)(c)		9,547	9,549,489
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.69%, 05/20/31(a)(c)		1,366	1,366,958
Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.98%), 7.31%, 05/20/31(a)(c)		1,500	1,502,755
Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.42%), 6.75%, 10/20/31(a)(c)		836	837,027
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.39%, 10/20/31(a)(c)		600	601,151
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.24%, 08/20/32(a)(c)		1,250	1,250,040
Romark CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 2.41%), 7.74%, 10/23/30(a)(c)		750	750,112
Romark WM-R Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 6.62%, 04/20/31(a)(c)		4,322	4,330,331
RR 1 LLC, Series 2017-1A, Class A1AB, (3-mo. CME Term SOFR + 1.41%), 6.74%, 07/15/35(a)(c)		9,490	9,511,642
RR 12 Ltd., Series 2020-12A, Class A2R2, (3-mo. CME Term SOFR + 1.96%), 7.29%, 01/15/36(a)(c)		1,040	1,043,668
RR 18 Ltd., Series 2021-18A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.19%, 10/15/34(a)(c)		485	487,328
RR 28 Ltd., Series 2024-28RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.84%, 04/15/37(a)(c)		6,320	6,324,335
RR 29 Ltd., Series 2024-29RA, Class A1R, (3-mo. CME Term SOFR + 1.39%), 07/15/39(a)(c)(d)		300	300,000

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.35%), 6.68%, 01/15/30(a)(c)	USD	2,477	$ 2,479,106
RR 4 Ltd., Series 2018-4A, Class A2, (3-mo. CME Term SOFR + 1.81%), 7.14%, 04/15/30(a)(c)		1,400	1,402,700
RR 5 Ltd., Series 2018-5A, Class A2R, (3-mo. CME Term SOFR + 1.95%), 7.27%, 07/15/39(a)(c)		1,000	1,002,452
RRE 5 Loan Management DAC, Series 5A, Class A2R, (3-mo. EURIBOR + 1.75%), 5.66%, 01/15/37(a)(c)	EUR	1,160	1,239,197
Saxon Asset Securities Trust, Series 2004-2, Class MF5, 3.24%, 08/25/35(b)	USD	587	416,763
SCF Rahoituspalvelut XIII DAC, Series 13, Class C, (1-mo. EURIBOR + 1.40%), 5.18%, 06/25/34(c)(f)	EUR	400	429,743
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1-mo. CME Term SOFR + 1.12%), 6.47%, 10/25/35(c)	USD	340	254,557
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 5.68%, 02/25/37(c)		345	145,842
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 6.00%, 02/25/37(c)		3,681	1,554,198
Series 2007-NC2, Class A2C, (1-mo. CME Term SOFR + 0.55%), 5.90%, 01/25/37(c)		575	393,563
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32(a)		3,789	3,581,908
Series 2024-1A, Class A, 6.39%, 11/20/35(a)		4,458	4,484,223
SESAC Finance LLC
Series 2022-1, Class A2, 5.50%, 07/25/52(a)		2,546	2,489,670
Series 2024-1, Class A2, 6.42%, 01/25/54(a)		1,296	1,297,619
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 5.78%, 07/25/36(c)		868	182,744
Shackleton CLO Ltd., Series 2019-14A, Class BR, (3-mo. CME Term SOFR + 2.06%), 7.39%, 07/20/34(a)(c)		250	251,227
Signal Peak CLO 1 Ltd.
Series 2014-1A, Class AR3, (3-mo. CME Term SOFR + 1.42%), 6.74%, 04/17/34(a)(c)		11,570	11,604,592
Series 2014-1A, Class BR3, (3-mo. CME Term SOFR + 2.06%), 7.38%, 04/17/34(a)(c)		3,010	3,008,437
Signal Peak CLO 5 Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.88%, 04/25/37(a)(c)		2,620	2,630,483
Series 2018-5A, Class BR, (3-mo. CME Term SOFR + 2.20%), 7.53%, 04/25/37(a)(c)		610	615,412
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3-mo. CME Term SOFR + 1.53%), 6.86%, 04/20/33(a)(c)		3,010	3,018,446
Series 2020-8A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 04/20/33(a)(c)		1,000	1,001,527
Sixth Street CLO XIX Ltd., Series 2021-19A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.69%, 07/20/34(a)(c)		16,995	17,011,995
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3-mo. CME Term SOFR + 6.46%), 11.79%, 01/20/34(a)(c)		625	625,318
Sixth Street CLO XX Ltd.
Series 2021-20A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.75%, 10/20/34(a)(c)		250	250,228
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sixth Street CLO XX Ltd.
Series 2021-20A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/20/34(a)(c)	USD	780	$ 782,640
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3, (3-mo. CME Term SOFR + 0.66%), 6.00%, 06/15/33(c)		458	454,942
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 10.19%, 10/15/41(a)(c)		11,461	11,976,933
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(a)		1,494	1,463,216
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(a)		9,181	8,367,712
Series 2020-PTA, Class B, 2.50%, 09/15/54(a)		6,740	5,561,577
Series 2021-A, Class C, 2.99%, 01/15/53(a)		6,835	5,702,372
Series 2021-C, Class B, 2.30%, 01/15/53(a)		820	766,797
Series 2021-C, Class C, 3.00%, 01/15/53(a)		487	409,016
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 6.78%, 03/15/56(a)(c)		10,935	11,088,872
Series 2024-A, Class B, 5.88%, 03/15/56(a)		10,533	10,520,061
Series 2024-C, Class A1B, (SOFR (30-day) + 1.10%), 6.43%, 06/17/52(a)(c)		4,185	4,188,487
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		12,607	12,640,124
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		13,070	13,103,000
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.66%, 01/26/31(a)(c)		599	599,570
Sound Point CLO XV Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.09%, 01/23/29(a)(c)		189	189,135
Sound Point CLO XXII Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.67%, 01/20/32(a)(c)		600	600,526
Soundview Home Loan Trust
Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 6.26%, 01/25/35(c)		35	29,584
Series 2005-OPT3, Class M4, (1-mo. CME Term SOFR + 1.13%), 6.48%, 11/25/35(c)		547	396,864
Series 2007-NS1, Class M1, (1-mo. CME Term SOFR + 0.46%), 5.81%, 01/25/37(c)		778	710,394
Southwick Park CLO LLC, Series 2019-4A, Class B1R, (3-mo. CME Term SOFR + 1.76%), 7.09%, 07/20/32(a)(c)		370	369,742
SPLT
Series 23-1, Class R1, 0.00%, 10/15/30(a)		178	8,744,111
Series 24-1, Class R1, 0.00%, 02/12/31(a)		162	7,418,087
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3-mo. EURIBOR + 1.60%), 5.51%, 04/15/33(c)(f)	EUR	1,420	1,514,999
STAR Trust, Series 2021-SFR1, Class F, (1-mo. CME Term SOFR + 2.51%), 7.84%, 04/17/38(a)(c)	USD	1,030	1,003,386
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.84%, 10/15/30(a)(c)		2,826	2,826,156
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3-mo. CME Term SOFR + 2.06%), 7.39%, 01/15/30(a)(c)		1,630	1,632,965
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(c)(e)		1,000	17,550

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(a)	USD	61	$ 57,422
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL2, Class M1, (1-mo. CME Term SOFR + 1.16%), 6.51%, 05/25/37(a)(c)		2,103	1,545,013
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(a)		5,776	5,861,156
Sutton Park CLO DAC, Series 1X, Class BE, (3-mo. EURIBOR + 2.35%), 6.18%, 11/15/31(c)(f)	EUR	940	1,005,715
Sycamore Tree CLO Ltd., Series 2024-5A, Class B, (3-mo. CME Term SOFR + 2.25%), 7.57%, 04/20/36(a)(c)	USD	3,280	3,306,554
Symphony CLO 38 Ltd., Series 2023-38A, Class C1, (3-mo. CME Term SOFR + 2.90%), 8.22%, 04/24/36(a)(c)		250	253,084
Symphony CLO XX Ltd., Series 2018-20A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 01/16/32(a)(c)(d)		1,110	1,110,000
Symphony CLO XXI Ltd., Series 2019-21A, Class AR, (3-mo. CME Term SOFR + 1.32%), 6.65%, 07/15/32(a)(c)		475	475,727
Symphony CLO XXII Ltd., Series 2020-22A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.29%, 04/18/33(a)(c)		840	840,376
Symphony CLO XXIII Ltd.
Series 2020-23A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.19%, 01/15/34(a)(c)		500	500,274
Series 2020-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.59%, 01/15/34(a)(c)		500	500,644
Series 2020-23A, Class ER, (3-mo. CME Term SOFR + 6.41%), 11.74%, 01/15/34(a)(c)		250	250,522
Symphony CLO XXIV Ltd., Series 2020-24A, Class AR, (3-mo. CME Term SOFR + 1.20%), 6.53%, 01/23/32(a)(c)		237	237,381
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.67%, 04/20/33(a)(c)		2,377	2,380,720
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.22%), 6.55%, 11/18/30(a)(c)		1,984	1,987,017
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR, (3-mo. CME Term SOFR + 1.48%), 6.81%, 08/16/34(a)(c)		250	250,150
TIAA CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.74%, 01/16/31(a)(c)		921	920,886
TICP CLO IX Ltd.
Series 2017-9A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.73%, 01/20/31(a)(c)		1,251	1,253,231
Series 2017-9A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 01/20/31(a)(c)		450	450,575
Series 2017-9A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.49%, 01/20/31(a)(c)		500	500,432
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.71%, 01/15/34(a)(c)		4,870	4,872,513
TICP CLO VII Ltd., Series 2017-7A, Class BR2, (3-mo. CME Term SOFR + 1.90%), 7.23%, 04/15/33(a)(c)		4,165	4,167,923
Security		Par (000)	Value
Asset-Backed Securities (continued)
TICP CLO VIII Ltd., Series 2017-8A, Class A2R, (3-mo. CME Term SOFR + 1.96%), 7.29%, 10/20/34(a)(c)	USD	2,450	$ 2,454,941
TICP CLO X Ltd., Series 2018-10A, Class B, (3-mo. CME Term SOFR + 1.73%), 7.06%, 04/20/31(a)(c)		680	680,778
TICP CLO XI Ltd.
Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 6.82%, 04/25/37(a)(c)		750	750,691
Series 2018-11A, Class BR, (3-mo. CME Term SOFR + 2.05%), 7.34%, 04/25/37(a)(c)		2,680	2,709,191
Series 2018-11A, Class DR, (3-mo. CME Term SOFR + 3.70%), 8.99%, 04/25/37(a)(c)		250	248,825
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.76%, 07/15/34(a)(c)		500	500,670
Trestles CLO III Ltd., Series 2020-3A, Class C, (3-mo. CME Term SOFR + 2.51%), 7.84%, 01/20/33(a)(c)		750	751,652
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.76%, 07/21/34(a)(c)		6,950	6,969,019
Trestles CLO Ltd.
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 6.58%, 04/25/32(a)(c)		250	250,476
Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 3.16%), 8.49%, 04/25/32(a)(c)		250	250,352
Trestles CLO V Ltd., Series 2021-5A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.76%, 10/20/34(a)(c)		1,000	1,001,662
Tricon American Homes Trust
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		890	876,965
Series 2018-SFR1, Class F, 4.96%, 05/17/37(a)		610	602,178
Series 2020-SFR1, Class D, 2.55%, 07/17/38(a)		6,675	6,261,793
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		4,805	4,414,399
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		3,324	3,028,050
Trimaran Cavu Ltd.
Series 2019-1A, Class A2, (3-mo. CME Term SOFR + 2.16%), 7.49%, 07/20/32(a)(c)		250	250,271
Series 2019-1A, Class B, (3-mo. CME Term SOFR + 2.46%), 7.79%, 07/20/32(a)(c)		750	750,993
Series 2019-1A, Class C1, (3-mo. CME Term SOFR + 3.41%), 8.74%, 07/20/32(a)(c)		500	500,010
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 4.98%), 10.31%, 11/26/32(a)(c)		500	500,420
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.84%, 10/25/34(a)(c)		250	249,985
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3-mo. CME Term SOFR + 1.66%), 6.99%, 10/18/31(a)(c)		970	969,515
Trinitas CLO XIV Ltd., Series 2020-14A, Class BR, (3-mo. CME Term SOFR + 1.95%), 7.27%, 01/25/34(a)(c)		3,460	3,463,666
Vantage Data Centers Jersey Borrower Spv Ltd., Series 2024-1X, Class A2, 6.17%, 05/28/39(f)	GBP	2,561	3,255,421

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Venture CLO Ltd., Series 2018-32A, Class A2A, (3-mo. CME Term SOFR + 1.33%), 6.66%, 07/18/31(a)(c)	USD	1,376	$ 1,376,659
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3-mo. CME Term SOFR + 1.48%), 6.81%, 10/15/29(a)(c)		512	511,893
VERDE CLO Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.69%, 04/15/32(a)(c)		250	250,250
Verdelite Static CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 07/20/32(a)(c)(d)		2,410	2,410,000
VOLT CVI LLC, Series 2021-NP12, Class A1, 2.73%, 12/26/51(a)(b)		4,276	4,181,236
Voya CLO Ltd.
Series 2014-4A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 6.69%, 07/14/31(a)(c)		176	176,119
Series 2015-3A, Class A1R3, (3-mo. CME Term SOFR + 1.15%), 6.48%, 10/20/31(a)(c)		250	250,169
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.53%, 04/17/30(a)(c)		219	218,949
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.63%, 04/20/34(a)(c)		2,178	2,178,572
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.56%), 6.89%, 04/19/31(a)(c)		250	250,191
Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.32%), 6.65%, 04/15/31(a)(c)		6,910	6,915,333
Series 2021-2A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 10/20/34(a)(c)		1,440	1,441,256
Voya Euro CLO II DAC, Series 2A, Class CR, (3-mo. EURIBOR + 2.15%), 6.06%, 07/15/35(a)(c)	EUR	750	805,275
Voya Euro CLO V DAC, Series 5A, Class B1, (3-mo. EURIBOR + 1.75%), 5.66%, 04/15/35(a)(c)		1,970	2,104,160
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 5.82%, 09/25/36(c)	USD	3,988	1,061,307
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.67%, 10/25/36(c)		1,219	897,023
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 5.70%, 05/25/37(c)		896	787,348
Wellfleet CLO Ltd., Series 2017-3A, Class B, (3-mo. CME Term SOFR + 2.21%), 7.53%, 01/17/31(a)(c)		750	751,354
Whitebox CLO I Ltd.
Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 07/24/36(a)(c)(d)		2,950	2,950,000
Series 2019-1A, Class D1RR, (3-mo. CME Term SOFR + 3.10%), 07/24/36(a)(c)(d)		4,120	4,120,000
Series 2019-1A, Class ERR, (3-mo. CME Term SOFR + 5.75%), 07/24/36(a)(c)(d)		3,300	3,300,000
Whitebox CLO II Ltd.
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.34%, 10/24/34(a)(c)		1,850	1,858,023
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.94%, 10/24/34(a)(c)		1,470	1,474,486
Whitebox CLO III Ltd.
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.94%, 10/15/34(a)(c)		1,250	1,253,846
Security		Par (000)	Value
Asset-Backed Securities (continued)
Whitebox CLO III Ltd.
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 7.11%), 12.44%, 10/15/34(a)(c)	USD	1,000	$ 1,004,081
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 5.86%, 06/25/37(a)(c)		2,039	640,396
Total Asset-Backed Securities — 10.1% (Cost: $1,976,712,361)			1,909,270,714
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Astra Space, Inc.(h)	24,283	12,222
Loar Holdings, Inc.(h)	781	41,713
Space Exploration Technologies Corp. (Acquired 08/21/23, cost $2,075,706)(g)(h)(i)	25,626	2,485,722
Space Exploration Technologies Corp. (Acquired 08/21/23, cost $2,227,824)(g)(h)(i)	27,504	2,667,888
		5,207,545
Banks — 0.1%
Citigroup, Inc.	34,881	2,213,548
Comerica, Inc.	15,248	778,258
Customers Bancorp, Inc.(h)	2,714	130,218
First Citizens BancShares, Inc., Class A	1,118	1,882,276
First Horizon Corp.	36,463	575,021
Hancock Whitney Corp.	10,666	510,155
International Bancshares Corp.	4,308	246,461
New York Community Bancorp, Inc., Class A	1,627,900	5,241,838
Texas Capital Bancshares, Inc.(h)	9,169	560,592
		12,138,367
Capital Markets — 0.0%
Crown PropTech Acquisitions(g)(h)	147,660	16,243
Crown PropTech Acquisitions, Class A(h)	85,597	919,312
Crown PropTech Founders Unvested(g)(h)	53,498	—
		935,555
Construction & Engineering — 0.0%
Centuri Holdings, Inc.(h)	19,375	377,425
Electrical Equipment — 0.0%
FreeWire Technologies, Inc.(g)(h)	153	—
Energy Equipment & Services — 0.0%
Transocean Ltd.(h)	530,387	2,837,570
Entertainment — 0.0%
Lions Gate Entertainment Corp., Class A(h)	114,665	1,080,144
Playstudios, Inc.(h)	457,322	946,657
		2,026,801
Financial Services — 0.1%
HNG Hospitality Offshore LP (Acquired 02/16/24, cost $13,871,000)(g)(h)(i)	13,871,000	14,009,710
Hotel & Resort REITs — 0.0%
DiamondRock Hospitality Co.	82,729	699,060
Park Hotels & Resorts, Inc.	44,333	664,108
Service Properties Trust	196,054	1,007,718
Sunstone Hotel Investors, Inc.	49,795	520,856
		2,891,742
Hotels, Restaurants & Leisure — 0.0%
Boyd Gaming Corp.	11,503	633,815

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.(h)(j)	74,337	$ 2,954,153
Golden Entertainment, Inc.	20,575	640,088
Sonder Holdings, Inc., Class A(h)	19,017	88,047
		4,316,103
Household Durables — 0.0%
Landsea Homes Corp.(h)	72,535	666,597
Lessen Holdings, Inc., Series C(g)(h)	143,367	787,085
Smith Douglas Homes Corp.(h)(j)	47,146	1,102,273
		2,555,955
Interactive Media & Services — 0.0%
Genius Sports Ltd.(h)	712,487	3,883,054
Machinery — 0.0%
Rotor Acquisition Corp.(h)	11,463	18,340
Sarcos Technology & Robotics Corp.(h)	464,024	742,438
		760,778
Media — 0.0%
Altice U.S.A., Inc., Class A(h)(k)	195,440	398,697
AMC Networks, Inc., Class A(h)	49,557	478,721
		877,418
Metals & Mining — 0.1%
Constellium SE, Class A(h)	132,363	2,495,042
Northern Graphite Corp.(h)	99,612	9,102
United States Steel Corp.	240,194	9,079,333
		11,583,477
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A(k)	533,049	9,285,714
Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy, Inc.(k)	10,277	1,796,728
Green Plains, Inc.(h)	67,342	1,068,044
Landbridge Co. LLC, Class A(h)	22,909	530,343
Marathon Petroleum Corp.	11,268	1,954,773
Valero Energy Corp.	9,654	1,513,361
		6,863,249
Passenger Airlines — 0.0%
Volato Group, Inc.(h)	21,276	12,438
Real Estate Management & Development — 0.0%
Forestar Group, Inc.(h)	31,138	996,105
Opendoor Technologies, Inc.(h)(j)	575,955	1,059,757
		2,055,862
Residential REITs — 0.0%
Invitation Homes, Inc.	138,148	4,958,132
Software — 0.0%
Avaya Holdings Corp.	563	3,730
Latch, Inc.(h)	411,849	144,147
		147,877
Total Common Stocks — 0.5% (Cost: $134,972,046)		87,724,772
		Par (000)
Corporate Bonds
Aerospace & Defense — 1.2%
BAE Systems PLC
3.40%, 04/15/30(a)	USD	12,950	11,728,511
1.90%, 02/15/31(a)		4,676	3,798,438
5.25%, 03/26/31(a)		4,541	4,528,842
Security		Par (000)	Value
Aerospace & Defense (continued)
Boeing Co. (The)
5.93%, 05/01/60	USD	7,202	$ 6,438,958
7.01%, 05/01/64(a)		5,262	5,387,604
Embraer Netherlands Finance BV
6.95%, 01/17/28(f)		200	205,562
7.00%, 07/28/30(a)		286	298,423
L3Harris Technologies, Inc.
3.85%, 12/15/26		6,275	6,064,198
4.40%, 06/15/28		4,929	4,786,968
4.40%, 06/15/28		5,293	5,140,479
2.90%, 12/15/29		3,805	3,393,641
1.80%, 01/15/31		7,974	6,451,359
5.25%, 06/01/31		24,254	24,172,834
5.40%, 07/31/33		21,030	20,963,677
5.35%, 06/01/34		6,341	6,295,769
4.85%, 04/27/35		2,194	2,082,718
Lockheed Martin Corp.
1.85%, 06/15/30		4,750	4,001,527
3.60%, 03/01/35		2,128	1,866,111
Northrop Grumman Corp.
4.70%, 03/15/33		5,812	5,607,144
4.03%, 10/15/47		7,854	6,206,462
5.20%, 06/01/54		4,638	4,342,619
Raytheon Technologies Corp.
7.20%, 08/15/27		459	487,319
7.00%, 11/01/28		7,205	7,630,118
RTX Corp.
6.70%, 08/01/28		3,450	3,652,985
4.13%, 11/16/28		22,198	21,367,778
5.15%, 02/27/33		6,778	6,707,601
6.10%, 03/15/34		23,156	24,374,185
5.40%, 05/01/35		7,092	7,120,771
3.13%, 07/01/50		2,689	1,765,725
2.82%, 09/01/51		9,171	5,584,588
6.40%, 03/15/54		2,493	2,718,175
Sabena Technics SAS, 8.90%, 09/30/29 (Acquired 10/28/22, cost $6,449,079)(g)(i)	EUR	6,552	7,016,532
Textron, Inc., 3.00%, 06/01/30	USD	2,145	1,888,388
			224,076,009
Automobile Components — 0.0%
Tenneco, Inc., 8.00%, 11/17/28(a)		2,722	2,477,959
Tupy Overseas SA, 4.50%, 02/16/31(f)		315	270,703
			2,748,662
Automobiles — 0.0%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)		1,973	1,944,017
Lightning eMotors, Inc., 7.50%, 05/15/24(a)(h)(l)(m)		2,487	30,554
			1,974,571
Banks — 2.5%
Alinma Tier 1 Sukuk Ltd., 6.50%(f)(n)		1,010	1,020,731
Banco Espirito Santo SA
2.63%, 05/08/17(f)(h)(m)	EUR	400	119,946
4.75%, 01/15/18(f)(h)(m)		2,200	659,705
4.00%, 01/21/19(f)(h)(m)		6,300	1,889,156
Banco Votorantim SA, 4.50%, 09/24/24(f)	USD	200	198,884
Bancolombia SA, 12/24/34(d)		1,252	1,275,788
Bangkok Bank PCL
5.30%, 09/21/28(a)		332	331,270
5.50%, 09/21/33(a)		333	330,343
3.73%, 09/25/34(f)		600	531,426

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Bank of America Corp.
5.20%, 04/25/29	USD	5,560	$ 5,551,191
2.09%, 06/14/29		6,685	5,930,559
5.82%, 09/15/29		35,704	36,451,434
2.59%, 04/29/31		2,185	1,889,185
1.90%, 07/23/31		10,555	8,694,052
1.92%, 10/24/31		14,986	12,260,187
2.97%, 02/04/33		7,922	6,704,190
5.47%, 01/23/35		51,578	51,525,826
2.68%, 06/19/41		5,642	3,941,986
4.33%, 03/15/50		6,122	5,110,612
Barclays PLC, 5.69%, 03/12/30		5,191	5,204,915
Citigroup, Inc.
1.12%, 01/28/27		2,293	2,138,567
5.17%, 02/13/30		11,331	11,264,995
2.98%, 11/05/30		2,212	1,970,149
4.41%, 03/31/31		2,607	2,484,654
2.57%, 06/03/31		9,618	8,255,357
2.56%, 05/01/32		11,292	9,410,272
3.06%, 01/25/33		11,518	9,783,491
4.91%, 05/24/33		9,361	8,988,996
6.27%, 11/17/33		1,072	1,122,741
0.00%, 06/11/35		22,621	22,443,768
Series VAR, 3.07%, 02/24/28		10,976	10,358,459
Citizens Bank NA, 6.06%, 10/24/25		250	249,861
HSBC Holdings PLC
5.60%, 05/17/28		15,584	15,644,934
7.39%, 11/03/28		10,294	10,886,060
JPMorgan Chase & Co.
5.57%, 04/22/28		12,599	12,701,016
5.30%, 07/24/29		2,324	2,331,799
6.09%, 10/23/29		7,349	7,593,137
5.01%, 01/23/30		27,396	27,185,891
5.58%, 04/22/30		12,313	12,508,050
3.70%, 05/06/30		4,030	3,768,173
4.49%, 03/24/31		19,869	19,138,371
2.52%, 04/22/31		14,098	12,185,277
1.76%, 11/19/31		12,416	10,099,757
5.34%, 01/23/35		1,870	1,858,821
5.77%, 04/22/35		32,407	33,249,838
Lehman Brothers Holdings Capital Trust VII, 5.86%(g)(h)(m)(n)		1,888	—
Morgan Stanley Bank N.A., 4.75%, 04/21/26		2,720	2,695,489
Texas Capital Bancshares, Inc., 4.00%, 05/06/31		2,000	1,812,672
Washington Mutual Escrow Bonds
0.00% (e)(g)(h)(m)(n)		13,308	1
0.00% (e)(g)(h)(m)(n)		11,911	1
0.00% (e)(g)(h)(m)(n)		2,570	—
0.00% (e)(g)(h)(m)(n)		3,115	—
Wells Fargo & Co.
5.57%, 07/25/29		9,188	9,271,355
6.49%, 10/23/34		7,326	7,809,929
5.50%, 01/23/35		37,112	36,981,855
4.61%, 04/25/53		6,906	5,902,223
			471,717,345
Biotechnology — 0.9%
AbbVie, Inc.
5.05%, 03/15/34		21,517	21,454,061
4.55%, 03/15/35		17,648	16,740,158
4.50%, 05/14/35		15,581	14,696,920
Amgen, Inc.
2.45%, 02/21/30		14,215	12,397,451
Security		Par (000)	Value
Biotechnology (continued)
Amgen, Inc.
5.25%, 03/02/30	USD	41,481	$ 41,785,291
3.35%, 02/22/32		3,156	2,799,097
5.75%, 03/02/63		28,764	28,166,640
Gilead Sciences, Inc.
1.65%, 10/01/30		7,722	6,362,850
2.60%, 10/01/40		3,354	2,311,572
4.80%, 04/01/44		12,106	10,919,297
4.50%, 02/01/45		2,623	2,265,598
			159,898,935
Broadline Retail — 0.0%
Rakuten Group, Inc., 9.75%, 04/15/29(a)		5,763	5,940,212
Building Products — 0.0%
Sisecam UK PLC
8.25%, 05/02/29(a)		379	384,890
8.63%, 05/02/32(a)		320	325,500
STL Holding Co. LLC, 8.75%, 02/15/29(a)		1,232	1,285,841
			1,996,231
Capital Markets — 3.5%
Blackstone Secured Lending Fund, 5.88%, 11/15/27		6,004	5,960,371
Blue Owl Credit Income Corp., 6.60%, 09/15/29(a)		3,404	3,357,871
Credit Suisse AG
2.95%, 04/09/25		6,295	6,169,483
7.50%, 02/15/28		15,696	16,794,286
0.25%, 09/01/28(f)	EUR	1,350	1,265,277
Deutsche Bank AG
5.37%, 09/09/27	USD	4,695	4,702,942
3.74%, 01/07/33		4,639	3,815,707
Goldman Sachs Group, Inc. (The)
(SOFR + 0.51%), 5.88%, 09/10/24(c)		7,578	7,578,000
3.75%, 02/25/26		8,103	7,893,173
1.43%, 03/09/27		14,101	13,157,567
1.95%, 10/21/27		8,544	7,889,792
2.64%, 02/24/28		2,019	1,883,103
3.69%, 06/05/28		8,384	8,020,317
4.48%, 08/23/28		5,240	5,121,129
3.81%, 04/23/29		1,980	1,878,693
4.22%, 05/01/29		7,095	6,829,821
6.48%, 10/24/29		28,173	29,413,878
5.73%, 04/25/30		37,541	38,207,578
1.99%, 01/27/32		14,224	11,543,456
2.62%, 04/22/32		27,764	23,342,803
2.38%, 07/21/32		6,419	5,271,480
2.65%, 10/21/32		42,838	35,612,444
5.85%, 04/25/35		37,506	38,418,411
Series VAR, 1.09%, 12/09/26		11,486	10,737,041
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(g)(h)(m)		7,360	1
Moody’s Corp., 3.25%, 01/15/28		2,458	2,324,473
Morgan Stanley
3.77%, 01/24/29		10,911	10,386,263
5.16%, 04/20/29		34,019	33,908,596
5.45%, 07/20/29		17,852	17,962,119
6.41%, 11/01/29		8,540	8,910,313
5.17%, 01/16/30		16,503	16,462,093
5.66%, 04/18/30		36,782	37,404,960
2.70%, 01/22/31		31,025	27,195,901
1.79%, 02/13/32		12,963	10,403,408
2.24%, 07/21/32		20,731	16,935,329
2.51%, 10/20/32		9,541	7,885,656

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Morgan Stanley
5.42%, 07/21/34	USD	4,345	$ 4,323,114
6.63%, 11/01/34		2,731	2,949,489
5.83%, 04/19/35		41,241	42,275,118
MSCI, Inc., 4.00%, 11/15/29(a)		18,170	16,976,885
UBS AG
4.75%, 08/09/24		5,874	5,866,697
3.63%, 09/09/24		13,134	13,071,096
7.95%, 01/09/25		7,051	7,125,058
3.70%, 02/21/25		9,905	9,776,895
1.25%, 08/07/26		4,200	3,861,184
5.00%, 07/09/27		12,819	12,713,461
UBS Group AG
3.75%, 03/26/25		2,414	2,380,692
2.59%, 09/11/25(a)		2,070	2,056,244
0.65%, 01/14/28(f)	EUR	3,500	3,466,818
4.19%, 04/01/31(a)	USD	5,572	5,201,601
3.09%, 05/14/32(a)		37,117	31,661,006
2.75%, 02/11/33(a)		6,301	5,149,678
5.96%, 01/12/34(a)		1,962	1,991,519
			655,490,290
Chemicals — 0.1%
Braskem Idesa SAPI, 6.99%, 02/20/32(a)		866	659,026
Braskem Netherlands Finance BV
8.50%, 01/12/31(f)		649	662,386
8.50%, 01/23/81(a)		200	200,375
Eastman Chemical Co., 5.75%, 03/08/33		2,555	2,577,415
Envalior, 13.35%, 06/20/30(g)	EUR	9,510	10,031,524
Olympus Water U.S. Holding Corp.
7.13%, 10/01/27(a)	USD	359	360,364
9.75%, 11/15/28(a)		4,241	4,486,854
Pioneer Midco, 10.50%, 11/18/30(g)		7,234	7,243,713
Sasol Financing U.S.A. LLC
4.38%, 09/18/26		200	188,312
6.50%, 09/27/28		200	190,312
			26,600,281
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)		866	860,713
Covanta Holding Corp., 4.88%, 12/01/29(a)		585	533,946
Garda World Security Corp.
9.50%, 11/01/27(a)		736	739,405
7.75%, 02/15/28(a)		377	383,970
Pitney Bowes, Inc., 6.88%, 03/15/27(a)		8,615	8,137,409
Waste Management, Inc.
4.63%, 02/15/33		2,313	2,233,278
4.88%, 02/15/34		4,249	4,165,148
			17,053,869
Communications Equipment — 0.0%
CommScope Technologies LLC, 6.00%, 06/15/25(a)		1,409	1,147,969
CommScope, Inc., 6.00%, 03/01/26(a)		1,069	938,101
Motorola Solutions, Inc., 5.60%, 06/01/32		5,223	5,281,319
			7,367,389
Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 07/03/17(f)(g)(h)(m)	CNH	340	—
Security		Par (000)	Value
Construction & Engineering (continued)
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(f)	USD	384	$ 359,640
IHS Holding Ltd., 6.25%, 11/29/28(a)		1,739	1,550,971
			1,910,611
Construction Materials — 0.0%
St. Marys Cement, Inc., 5.75%, 04/02/34(a)		200	196,250
Consumer Finance — 0.4%
Ford Motor Credit Co. LLC
7.12%, 11/07/33		10,421	11,011,623
6.13%, 03/08/34		17,490	17,299,501
General Motors Financial Co., Inc.
4.00%, 01/15/25		9,417	9,324,796
5.85%, 04/06/30		4,957	5,017,655
5.75%, 02/08/31		13,589	13,625,259
5.60%, 06/18/31		11,037	10,954,402
5.95%, 04/04/34		9,243	9,250,896
			76,484,132
Consumer Staples Distribution & Retail — 0.1%
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(f)		640	631,494
4.88%, 04/21/33(f)		405	391,303
CVS Health Corp.
4.78%, 03/25/38		8,487	7,577,334
4.13%, 04/01/40		4,825	3,897,898
4.25%, 04/01/50		2,462	1,872,965
			14,370,994
Containers & Packaging — 0.1%
Amcor Finance U.S.A., Inc., 5.63%, 05/26/33		2,447	2,473,701
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc., 4.13%, 08/15/26(a)		6,927	6,012,405
Berry Global, Inc., 1.65%, 01/15/27		5,624	5,121,815
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(a)		3,330	3,396,571
Trivium Packaging Finance BV
5.50%, 08/15/26(a)		942	922,959
8.50%, 08/15/27(a)		708	702,719
			18,630,170
Diversified REITs — 2.0%
American Tower Corp.
5.50%, 03/15/28		5,777	5,811,096
5.20%, 02/15/29		10,130	10,095,020
3.80%, 08/15/29		2,065	1,919,392
2.90%, 01/15/30		4,410	3,887,671
2.10%, 06/15/30		8,853	7,417,601
1.88%, 10/15/30		10,931	8,899,379
2.70%, 04/15/31		5,298	4,480,686
2.30%, 09/15/31		10,931	8,918,177
4.05%, 03/15/32		9,330	8,529,880
Crown Castle International Corp., 3.30%, 07/01/30		7,215	6,430,093
Crown Castle, Inc.
2.25%, 01/15/31		14,306	11,765,442
2.10%, 04/01/31		9,298	7,529,770
2.50%, 07/15/31		3,294	2,721,721
Equinix, Inc.
3.20%, 11/18/29		16,494	14,861,350
2.15%, 07/15/30		17,659	14,805,762
2.50%, 05/15/31		17,403	14,578,920
3.90%, 04/15/32		19,274	17,525,554

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28	USD	10,127	$ 10,132,560
5.30%, 01/15/29		12,603	12,417,411
4.00%, 01/15/30		14,105	12,922,977
4.00%, 01/15/31		14,818	13,285,002
3.25%, 01/15/32		25,339	21,293,423
6.75%, 12/01/33		2,882	3,028,037
VICI Properties LP
4.75%, 02/15/28		19,739	19,279,993
4.95%, 02/15/30		16,131	15,562,224
5.13%, 05/15/32		25,453	24,249,979
5.75%, 04/01/34		3,764	3,728,728
VICI Properties LP/VICI Note Co., Inc.
4.50%, 09/01/26(a)		8,259	8,025,822
4.25%, 12/01/26(a)		17,865	17,228,802
5.75%, 02/01/27(a)		11,285	11,285,248
3.75%, 02/15/27(a)		11,680	11,093,506
4.50%, 01/15/28(a)		5,556	5,345,455
3.88%, 02/15/29(a)		12,680	11,720,402
4.63%, 12/01/29(a)		17,907	16,946,721
4.13%, 08/15/30(a)		15,858	14,422,279
			382,146,083
Diversified Telecommunication Services — 1.0%
AT&T Inc.
5.45%, 03/01/47		2,917	2,816,439
4.50%, 03/09/48		14,040	11,575,916
4.55%, 03/09/49		2,894	2,406,443
3.65%, 06/01/51		2,624	1,853,420
3.50%, 09/15/53		5,282	3,585,621
3.55%, 09/15/55		9,519	6,417,619
3.80%, 12/01/57		20,590	14,384,913
3.65%, 09/15/59		40,461	27,134,032
3.85%, 06/01/60		2,938	2,048,824
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(a)		1,281	1,000,781
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., (9.00% Cash and 1.50% PIK), 10.50%, 05/25/27(o)		557	549,295
Digicel Midco Ltd./Difl U.S. II LLC, (10.50% PIK), 10.50%, 11/25/28(o)		375	298,854
Frontier Florida LLC, Series E, 6.86%, 02/01/28		4,835	4,847,088
Frontier North, Inc., Series G, 6.73%, 02/15/28		1,500	1,485,000
Level 3 Financing, Inc.
4.63%, 09/15/27(a)		3,175	1,641,395
11.00%, 11/15/29(a)		2,758	2,821,874
Verizon Communications, Inc.
3.15%, 03/22/30		3,148	2,838,696
1.50%, 09/18/30		9,820	8,013,487
1.68%, 10/30/30		17,889	14,539,131
1.75%, 01/20/31		11,829	9,572,866
2.55%, 03/21/31		2,209	1,876,784
2.36%, 03/15/32		27,535	22,509,210
5.05%, 05/09/33		6,516	6,423,924
4.50%, 08/10/33		8,743	8,219,399
4.40%, 11/01/34		11,237	10,412,673
5.85%, 09/15/35		5,012	5,190,086
4.27%, 01/15/36		2,306	2,089,109
3.00%, 11/20/60		4,895	2,927,748
Zayo Group Holdings, Inc., 4.00%, 03/01/27(a)		1,880	1,503,560
			180,984,187
Security		Par (000)	Value
Electric Utilities — 2.3%
AEP Texas, Inc.
3.95%, 06/01/28	USD	3,993	$ 3,792,265
2.10%, 07/01/30		6,008	4,999,720
4.70%, 05/15/32		2,554	2,403,966
5.40%, 06/01/33		2,624	2,554,541
3.80%, 10/01/47		2,473	1,773,819
3.45%, 05/15/51		2,926	1,920,382
5.25%, 05/15/52		4,072	3,636,704
Series H, 3.45%, 01/15/50		4,224	2,802,769
AEP Transmission Co. LLC
3.75%, 12/01/47		4,846	3,599,649
3.80%, 06/15/49		2,302	1,699,530
3.15%, 09/15/49		3,515	2,310,320
2.75%, 08/15/51		5,279	3,161,488
Series M, 3.65%, 04/01/50		8,101	5,827,774
Series O, 4.50%, 06/15/52		4,902	4,065,002
AES Andes SA, 6.30%, 03/15/29(a)		200	200,380
Alabama Power Co.
6.00%, 03/01/39		2,600	2,702,941
3.85%, 12/01/42		3,162	2,538,424
3.75%, 03/01/45		15,585	11,962,232
4.30%, 01/02/46		3,535	2,941,605
Baltimore Gas & Electric Co.
3.75%, 08/15/47		2,943	2,204,228
3.20%, 09/15/49		6,001	3,992,127
4.55%, 06/01/52		3,801	3,167,890
Consolidated Edison Co. of New York, Inc., 4.50%, 12/01/45		4,836	4,092,363
Diamond II Ltd., 7.95%, 07/28/26(a)		300	304,125
Dominion Energy South Carolina, Inc., 6.25%, 10/15/53		2,785	2,998,363
Duke Energy Carolinas LLC
3.75%, 06/01/45		2,487	1,869,190
3.70%, 12/01/47		5,364	3,940,018
3.95%, 03/15/48		2,643	2,032,265
3.20%, 08/15/49		4,688	3,144,607
5.35%, 01/15/53		8,062	7,657,624
5.40%, 01/15/54		3,429	3,289,867
Duke Energy Florida LLC
2.50%, 12/01/29		6,575	5,799,367
1.75%, 06/15/30		2,371	1,967,304
4.20%, 07/15/48		2,168	1,737,383
3.00%, 12/15/51		10,810	6,791,561
5.95%, 11/15/52		9,025	9,181,737
Duke Energy Ohio, Inc., 5.65%, 04/01/53		2,105	2,033,329
Duke Energy Progress LLC
3.45%, 03/15/29		5,131	4,785,491
3.70%, 10/15/46		6,073	4,500,269
3.60%, 09/15/47		2,497	1,801,261
2.50%, 08/15/50		5,236	3,014,381
4.00%, 04/01/52		4,152	3,153,018
5.35%, 03/15/53		7,747	7,264,273
Edison International
4.95%, 04/15/25		2,086	2,070,775
5.75%, 06/15/27		9,080	9,159,593
4.13%, 03/15/28		7,026	6,711,136
5.25%, 11/15/28		6,362	6,306,260
6.95%, 11/15/29		7,875	8,372,576
Engie Energia Chile SA, 3.40%, 01/28/30(f)		250	218,203
Entergy Mississippi LLC, 2.85%, 06/01/28		7	6,436
Eversource Energy
5.95%, 02/01/29		2,660	2,718,262

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Eversource Energy
Series M, 3.30%, 01/15/28	USD	2,868	$ 2,678,764
Series O, 4.25%, 04/01/29		5,327	5,069,356
FirstEnergy Corp.
2.05%, 03/01/25		667	648,755
Series B, 4.15%, 07/15/27		20,298	19,476,921
Series C, 5.10%, 07/15/47		3,727	3,207,231
Series C, 3.40%, 03/01/50		5,074	3,394,025
FirstEnergy Transmission LLC, 4.55%, 04/01/49(a)		14,849	12,272,385
Florida Power & Light Co.
3.70%, 12/01/47		5,039	3,824,777
3.95%, 03/01/48		4,868	3,824,964
3.99%, 03/01/49		6,574	5,202,790
3.15%, 10/01/49		5,732	3,897,648
2.88%, 12/04/51		7,527	4,780,432
Generacion Mediterranea SA/Central Termica Roca SA, 9.88%, 12/01/27(a)		602	531,117
Georgia Power Co., 4.70%, 05/15/32		4,662	4,505,406
India Green Power Holdings, 4.00%, 02/22/27(f)		395	367,398
MidAmerican Energy Co.
3.65%, 08/01/48		3,347	2,511,618
3.15%, 04/15/50		5,300	3,538,143
5.85%, 09/15/54		12,307	12,602,441
5.30%, 02/01/55		3,687	3,509,046
Northern States Power Co.
4.00%, 08/15/45		1,818	1,436,051
2.90%, 03/01/50		3,768	2,400,312
Ohio Power Co.
2.60%, 04/01/30		6,702	5,837,455
4.00%, 06/01/49		6,106	4,623,302
Series Q, 1.63%, 01/15/31		2,427	1,937,776
Series R, 2.90%, 10/01/51		13,843	8,459,909
Pacific Gas & Electric Co.
4.95%, 07/01/50		26,498	21,893,204
5.25%, 03/01/52		2,175	1,864,590
6.70%, 04/01/53		8,272	8,607,517
PECO Energy Co.
3.05%, 03/15/51		3,661	2,377,509
2.85%, 09/15/51		7,028	4,342,703
4.60%, 05/15/52		4,361	3,750,170
Public Service Co. of New Hampshire, 5.15%, 01/15/53		2,007	1,877,809
Public Service Electric & Gas Co.
2.05%, 08/01/50		3,374	1,824,445
5.13%, 03/15/53		2,575	2,441,302
San Diego Gas & Electric Co., Series RRR, 3.75%, 06/01/47		5,934	4,433,731
Southern California Edison Co.
5.65%, 10/01/28		4,923	5,005,851
2.85%, 08/01/29		6,638	5,959,611
2.25%, 06/01/30		7,483	6,345,302
2.50%, 06/01/31		5,708	4,790,507
5.45%, 06/01/31		7,209	7,260,534
2.75%, 02/01/32		2,548	2,148,987
5.95%, 11/01/32		3,618	3,738,778
6.00%, 01/15/34		5,247	5,429,082
Series 05-E, 5.35%, 07/15/35		3,142	3,103,866
Series A, 4.20%, 03/01/29		7,376	7,057,594
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)		16,905	16,590,899
Security		Par (000)	Value
Electric Utilities (continued)
Vistra Operations Co. LLC
6.95%, 10/15/33(a)	USD	4,783	$ 5,119,178
6.00%, 04/15/34(a)		2	2,005
			437,681,989
Electrical Equipment — 0.0%
FreeWire Technologies, Inc., 6.00%, 02/20/28(g)		9,181	1
Energy Equipment & Services — 0.0%
Transocean, Inc., 8.25%, 05/15/29(a)		1,674	1,678,150
Financial Services — 0.6%
ABRA Global Finance, (6.00% Cash and 5.50% PIK), 11.50%, 03/02/28(a)(o)		1,465	1,423,564
ASG Finance Designated Activity Co., 9.75%, 05/15/29(a)		216	215,482
Avianca Midco 2 Ltd., 9.00%, 12/01/28(a)		731	704,571
Azul Secured Finance LLP, 11.93%, 08/28/28(a)		1,734	1,682,522
Champions Financing, Inc., 8.75%, 02/15/29(a)		340	348,661
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(a)		1,306	1,278,123
CNH Industrial Capital LLC, 5.45%, 10/14/25		6,638	6,632,149
Fortune Star BVI Ltd., 6.85%, 07/02/24(f)		540	539,298
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26(a)		241	239,494
Glencore Funding LLC
5.40%, 05/08/28(a)		3,794	3,793,030
6.13%, 10/06/28(a)		39	39,922
5.37%, 04/04/29(a)		4,466	4,445,264
2.50%, 09/01/30(a)		12,077	10,211,832
6.38%, 10/06/30(a)		24,351	25,381,258
2.85%, 04/27/31(a)		7,631	6,425,983
2.63%, 09/23/31(a)		4,961	4,070,579
InterCorp. Peru Ltd., 3.88%, 08/15/29(a)		200	177,438
Lessen Senior Secured Notes, 13.83%, 01/05/28(g)		11,270	10,355,243
Magellan Capital Holdings Ltd., 07/08/29(d)(f)		838	833,810
Muthoot Finance Ltd., 7.13%, 02/14/28(a)		234	236,413
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/27(a)		307	303,727
5.50%, 08/15/28(a)		1,394	1,339,526
5.13%, 12/15/30(a)		1,219	1,117,812
5.75%, 11/15/31(a)		601	564,890
Oceana Australian Fixed Income Trust
12.00%, 08/31/25(g)	AUD	2,009	1,340,204
12.50%, 08/31/26(g)		3,013	2,016,203
12.50%, 08/31/27(g)		5,022	3,375,303
PennyMac Financial Services, Inc., 7.88%, 12/15/29(a)	USD	613	632,115
RELX Capital, Inc., 3.00%, 05/22/30		2,121	1,902,918
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/32		1,792	1,770,365
Sun Country Airlines
Series 2019-1B, 4.70%, 12/15/25(g)		1,544	1,508,882
Series 2022-1A, 4.84%, 03/15/31(g)		3,785	3,705,064
Westbay 4A2 Notes, 11.00%, 02/06/30(g)		21,604	21,604,000
			120,215,645
Food Products — 0.0%
Gruma SAB de CV, 4.88%, 12/01/24(f)		754	750,230
MHP Lux SA, 6.25%, 09/19/29(f)		1,042	734,610
Pilgrim’s Pride Corp., 6.25%, 07/01/33		3,142	3,200,608
			4,685,448

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Gas Utilities — 0.0%
ONE Gas, Inc., 5.10%, 04/01/29	USD	2,857	$ 2,864,553
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31		4,095	3,437,795
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(f)		341	308,712
			6,611,060
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.55%, 02/15/50		2,780	2,045,375
3.05%, 02/15/51		4,107	2,713,910
2.88%, 06/15/52		3,307	2,088,352
4.45%, 01/15/53		3,544	3,012,803
5.20%, 04/15/54		2,014	1,929,297
5.50%, 03/15/55		5,350	5,359,732
CSX Corp., 4.10%, 03/15/44		2,321	1,907,662
Norfolk Southern Corp.
4.05%, 08/15/52		5,204	4,015,859
3.70%, 03/15/53		5,911	4,254,522
3.16%, 05/15/55		9,750	6,181,064
Union Pacific Corp.
3.84%, 03/20/60		2,335	1,714,484
3.55%, 05/20/61		3,563	2,452,038
2.97%, 09/16/62		9,550	5,647,850
3.85%, 02/14/72		2,572	1,830,373
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,135	2,061,132
			47,214,453
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co.
4.30%, 08/22/32		2,001	1,875,357
4.67%, 06/06/47		2,135	1,860,940
Solventum Corp.
5.45%, 02/25/27(a)		7,316	7,308,863
6.00%, 05/15/64(a)		8,303	7,875,330
Thermo Fisher Scientific, Inc.
4.95%, 11/21/32		6,554	6,495,251
5.09%, 08/10/33		2,180	2,174,449
			27,590,190
Health Care Providers & Services — 1.1%
CVS Health Corp.
6.13%, 09/15/39		1,843	1,843,077
6.00%, 06/01/44		3,848	3,770,777
Elevance Health, Inc.
4.38%, 12/01/47		3,403	2,824,728
3.60%, 03/15/51		5,340	3,840,875
6.10%, 10/15/52		3,245	3,401,258
HCA, Inc.
5.38%, 02/01/25		1,449	1,444,102
5.25%, 04/15/25		11,824	11,768,298
5.88%, 02/15/26		10,875	10,889,437
5.25%, 06/15/26		22,564	22,463,195
5.38%, 09/01/26		15,557	15,518,196
5.88%, 02/01/29		205	208,710
3.50%, 09/01/30		40,997	36,980,796
5.45%, 04/01/31		35,327	35,301,628
2.38%, 07/15/31		9,422	7,736,707
3.63%, 03/15/32		5,280	4,650,957
Humana, Inc.
5.88%, 03/01/33		3,836	3,902,126
5.95%, 03/15/34		4,753	4,858,750
Select Medical Corp., 6.25%, 08/15/26(a)		2,271	2,282,210
Security		Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
3.75%, 10/15/47	USD	5,011	$ 3,814,869
3.25%, 05/15/51		4,467	3,067,476
4.75%, 05/15/52		4,510	3,992,987
5.05%, 04/15/53		2,630	2,436,013
3.13%, 05/15/60		2,921	1,841,503
4.95%, 05/15/62		3,673	3,268,170
6.05%, 02/15/63		6,895	7,255,640
			199,362,485
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)		1,876	1,759,156
Service Properties Trust
5.50%, 12/15/27		397	368,789
8.38%, 06/15/29		5,709	5,611,982
8.63%, 11/15/31(a)		2,816	2,935,156
8.88%, 06/15/32		6,194	5,777,361
XHR LP, 4.88%, 06/01/29(a)		289	270,850
			16,723,294
Hotels, Restaurants & Leisure — 0.3%
Affinity Interactive, 6.88%, 12/15/27(a)		1,122	989,335
Full House Resorts, Inc., 8.25%, 02/15/28(a)		562	538,420
Grupo Posadas SAB de CV, 7.00%, 12/30/27(b)(f)		1,274	1,153,745
HR Ottawa LP, 11.00%, 03/31/31(a)		23,577	25,755,398
Las Vegas Sands Corp., 5.90%, 06/01/27		3,837	3,857,368
Marriott International, Inc., 5.30%, 05/15/34		4,046	3,972,496
Melco Resorts Finance Ltd.
4.88%, 06/06/25(f)		300	294,000
7.63%, 04/17/32(a)		615	610,387
MGM China Holdings Ltd., 06/26/31(a)(d)		280	281,428
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)		1,349	1,256,583
Minor International PCL, 2.70%(f)(n)		500	470,480
REXLot Holdings Ltd., 4.50%, 04/17/19(f)(g)(h)(l)(m)	HKD	1,161	—
Sands China Ltd.
5.13%, 08/08/25	USD	400	396,992
4.05%, 01/08/26		247	239,127
5.40%, 08/08/28		300	293,830
Sonder Holdings, Inc.
10.00%, 12/31/24(g)		556	534,955
14.35%, 12/10/26(g)		9,547	8,401,712
Wynn Macau Ltd., 4.88%, 10/01/24(a)		253	251,851
			49,298,107
Household Durables — 0.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.
6.63%, 01/15/28(a)		3,130	3,124,310
4.63%, 08/01/29(a)		430	387,411
4.63%, 04/01/30(a)		1,180	1,054,637
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		3,721	3,726,198
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)		742	677,705
Century Communities, Inc., 6.75%, 06/01/27		249	250,350
Landsea Homes Corp., 11.00%, 07/17/28(g)		20,532	21,763,920
LG Electronics, Inc.
5.63%, 04/24/27(a)		463	464,447
5.63%, 04/24/29(a)		200	201,812
LGI Homes, Inc., 8.75%, 12/15/28(a)		2,748	2,862,329
Mattamy Group Corp.
5.25%, 12/15/27(a)		1,074	1,043,500

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
Mattamy Group Corp.
4.63%, 03/01/30(a)	USD	1,691	$ 1,563,108
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		1,019	943,656
			38,063,383
Household Products — 0.0%
SC Johnson & Son, Inc., 3.35%, 09/30/24(a)		535	531,425
Independent Power and Renewable Electricity Producers — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energ, 6.70%, 03/12/42(a)		200	186,875
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(b)		6,643	6,610,809
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(a)		675	673,280
Project Infinity, 5.00%, 09/13/27(g)		9,413	9,413,000
SCC Power PLC
(8.00% Cash or 4.00% Cash and 4.00% PIK), 8.00%, 12/31/28(a)(o)		2,700	1,082,723
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32(a)(o)		2,054	294,727
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(f)		392	392,968
Stem, Inc., 0.50%, 12/01/28(a)(l)		622	247,230
			18,901,612
Insurance — 0.1%
Ambac Assurance Corp., 5.10%(a)(n)		462	669,039
American International Group, Inc.
4.75%, 04/01/48		2,147	1,891,707
4.38%, 06/30/50		2,261	1,872,987
FWD Group Holdings Ltd., 8.40%, 04/05/29(a)		8,304	8,485,650
Marsh & McLennan Cos., Inc.
6.25%, 11/01/52		1,793	1,938,841
5.70%, 09/15/53		8,505	8,590,404
			23,448,628
IT Services — 0.1%
Gartner, Inc., 3.63%, 06/15/29(a)		12,643	11,578,086
Global Payments, Inc.
5.30%, 08/15/29		3,305	3,282,067
2.90%, 05/15/30		5,409	4,708,838
			19,568,991
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
2.10%, 06/04/30		2,238	1,887,809
2.30%, 03/12/31		2,308	1,924,355
			3,812,164
Media — 0.6%
AMC Networks, Inc.
10.25%, 01/15/29(a)		1,426	1,404,895
4.25%, 02/15/29		2,160	1,457,176
02/15/29(a)(d)(l)		1,097	1,054,047
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51		16,242	9,876,632
3.90%, 06/01/52		12,870	8,070,604
Comcast Corp.
2.65%, 02/01/30		2,472	2,188,746
4.25%, 10/15/30		2,026	1,942,841
1.95%, 01/15/31		8,407	6,943,228
4.25%, 01/15/33		2,007	1,876,304
Security		Par (000)	Value
Media (continued)
Comcast Corp.
3.97%, 11/01/47	USD	3,092	$ 2,411,666
2.80%, 01/15/51		7,599	4,694,371
2.65%, 08/15/62		3,231	1,757,595
2.99%, 11/01/63		15,492	9,091,876
Cox Communications, Inc., 3.15%, 08/15/24(a)		734	731,209
CSC Holdings LLC
5.50%, 04/15/27(a)		3,346	2,714,074
11.25%, 05/15/28(a)		773	673,195
11.75%, 01/31/29(a)		1,731	1,476,290
DISH DBS Corp., 5.88%, 11/15/24		5,840	5,545,447
DISH Network Corp.
0.00%, 12/15/25(e)(l)		2,118	1,556,948
3.38%, 08/15/26(l)		892	553,183
FactSet Research Systems, Inc., 3.45%, 03/01/32		2,231	1,943,645
Meta Platforms, Inc.
4.65%, 08/15/62		22,853	19,697,649
5.75%, 05/15/63		8,871	9,114,594
Paramount Global
4.95%, 01/15/31		2	1,760
5.85%, 09/01/43		3,623	2,849,123
5.25%, 04/01/44		4,000	2,913,162
4.90%, 08/15/44		1,052	731,652
4.60%, 01/15/45		1,518	1,013,565
			104,285,477
Metals & Mining — 0.2%
Anglo American Capital PLC
5.63%, 04/01/30(a)		6,566	6,613,193
5.50%, 05/02/33(a)		4,750	4,672,812
4.75%, 03/16/52(a)		2,254	1,885,612
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	175,063
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)		1,365	1,368,038
CSN Resources SA, 5.88%, 04/08/32(a)		232	193,575
Metinvest BV, 7.65%, 10/01/27(f)		463	319,836
Mineral Resources Ltd., 9.25%, 10/01/28(a)		839	880,557
Newmont Corp., 2.25%, 10/01/30		9,183	7,836,579
Periama Holdings LLC, 5.95%, 04/19/26(f)		425	419,688
POSCO
5.63%, 01/17/26(a)		218	218,068
5.75%, 01/17/28(a)		219	221,601
Samarco Mineracao SA, (9.00% PIK), 9.00%, 06/30/31(f)(o)		2,976	2,762,864
Vale Overseas Ltd., 0.00%, 06/28/54		825	815,677
			28,383,163
Multi-Utilities — 0.2%
Ameren Illinois Co., 3.80%, 05/15/28		3,603	3,454,727
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31		3,971	3,343,238
Series AC, 4.25%, 02/01/49		3,381	2,756,144
CenterPoint Energy Resources Corp.
4.40%, 07/01/32		2,063	1,938,904
5.40%, 07/01/34		1,875	1,856,594
Consumers Energy Co.
4.35%, 04/15/49		4,949	4,172,571
3.75%, 02/15/50		5,860	4,459,676
NiSource, Inc.
3.49%, 05/15/27		2,912	2,778,202
5.25%, 03/30/28		2,964	2,960,783
5.35%, 04/01/34		4,752	4,660,677

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Multi-Utilities (continued)
Virginia Electric & Power Co.
4.60%, 12/01/48	USD	2,212	$ 1,881,399
Series A, 6.00%, 05/15/37		4,740	4,884,852
Series D, 4.65%, 08/15/43		2,751	2,387,240
			41,535,007
Oil, Gas & Consumable Fuels — 5.5%
3R Lux S.a.r.l
9.75%, 02/05/31(a)		1,793	1,882,560
9.75%, 02/05/31(f)		643	675,118
Antero Resources Corp.
7.63%, 02/01/29(a)		17,187	17,674,028
5.38%, 03/01/30(a)		11,157	10,797,212
Apache Corp.
5.10%, 09/01/40		3,156	2,693,175
5.25%, 02/01/42		5,970	5,129,515
4.75%, 04/15/43		3,264	2,611,222
BP Capital Markets America, Inc.
1.75%, 08/10/30		2,473	2,052,951
2.72%, 01/12/32		9,227	7,838,185
4.81%, 02/13/33		4,763	4,617,497
3.38%, 02/08/61		2,852	1,872,272
Buckeye Partners LP
4.35%, 10/15/24		828	822,551
4.13%, 03/01/25(a)		415	409,386
California Resources Corp., 8.25%, 06/15/29(a)		1,230	1,255,641
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(a)		3,371	3,192,206
Cameron LNG LLC
3.30%, 01/15/35(a)		16,659	13,717,425
3.40%, 01/15/38(a)		10,195	8,242,783
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27		20,263	20,229,145
2.74%, 12/31/39		17,430	14,011,104
Cheniere Energy Partners LP
4.50%, 10/01/29		14,657	13,962,877
4.00%, 03/01/31		19,662	17,880,646
3.25%, 01/31/32		16,468	14,055,848
5.95%, 06/30/33		9,422	9,553,380
5.75%, 08/15/34(a)		7,250	7,278,884
Cheniere Energy, Inc., 5.65%, 04/15/34(a)		25,591	25,611,217
Chesapeake Energy Corp.
0.00%, 08/15/20(e)(g)(h)(m)		623	—
0.00%, 02/15/21(e)(g)(h)(m)		9,090	1
0.00%, 06/15/21(e)(g)(h)(m)		425	—
Chevron U.S.A., Inc.
5.25%, 11/15/43		1,876	1,860,919
2.34%, 08/12/50		3,361	1,945,886
Civitas Resources, Inc.
5.00%, 10/15/26(a)		1,980	1,927,397
8.38%, 07/01/28(a)		4,301	4,506,713
Colgate Energy Partners III LLC, 5.88%, 07/01/29(a)		796	783,812
Cosan Luxembourg SA, 7.25%, 06/27/31(a)		235	237,115
Crescent Energy Finance LLC, 7.63%, 04/01/32(a)		1,170	1,192,453
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.38%, 02/01/31(a)		42,321	44,161,498
Devon Energy Corp.
5.25%, 09/15/24		2,347	2,345,498
5.85%, 12/15/25		1,567	1,570,886
5.25%, 10/15/27		6,792	6,770,525
5.88%, 06/15/28		5,499	5,516,863
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.
3.25%, 12/01/26	USD	65,115	$ 62,223,454
3.50%, 12/01/29		48,137	44,391,739
5.15%, 01/30/30		8,474	8,438,120
3.13%, 03/24/31		55,951	49,178,251
4.40%, 03/24/51		4,964	3,964,996
4.25%, 03/15/52		2,450	1,898,170
5.75%, 04/18/54		19,591	18,992,333
5.90%, 04/18/64		28,442	27,454,637
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(a)		2,171	2,219,717
EIG Pearl Holdings S.a.r.l
3.55%, 08/31/36(a)		200	171,875
4.39%, 11/30/46(a)		262	207,471
Enbridge, Inc., 5.25%, 04/05/27		3,796	3,795,748
Energean Israel Finance Ltd., 8.50%, 09/30/33(a)(f)		134	126,450
Energy Transfer LP
5.75%, 04/01/25		2,289	2,282,221
4.95%, 05/15/28		6,846	6,742,246
5.25%, 04/15/29		7,136	7,107,756
6.40%, 12/01/30		3,714	3,905,342
6.10%, 02/15/42		2,093	2,047,540
5.15%, 02/01/43		1,970	1,724,116
5.15%, 03/15/45		2,073	1,822,253
5.30%, 04/15/47		1,423	1,256,874
5.40%, 10/01/47		3,874	3,465,633
5.00%, 05/15/50		8,407	7,135,994
5.95%, 05/15/54		1,974	1,922,219
0.00%, 09/01/54		13,413	13,226,610
EnLink Midstream Partners LP
5.60%, 04/01/44		2,433	2,157,939
5.05%, 04/01/45		4,929	4,051,315
5.45%, 06/01/47		4,451	3,861,488
EQT Corp.
3.13%, 05/15/26(a)		12,370	11,820,803
3.90%, 10/01/27		18,134	17,332,503
5.70%, 04/01/28		11,674	11,787,646
5.00%, 01/15/29		19,822	19,446,990
7.00%, 02/01/30		20,087	21,316,867
3.63%, 05/15/31(a)		16,776	14,799,651
5.75%, 02/01/34		11,752	11,648,888
Exxon Mobil Corp., 3.45%, 04/15/51		8,331	6,012,382
Gran Tierra Energy, Inc., 9.50%, 10/15/29(a)		1,562	1,490,929
Hess Corp.
7.30%, 08/15/31		6,412	7,147,452
6.00%, 01/15/40		1,812	1,872,510
Insight M, Inc., 7.00%, 01/25/29(g)		1,130	1,187,550
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37		2,734	2,863,725
Kinder Morgan, Inc.
5.00%, 02/01/29		5,799	5,734,579
5.30%, 12/01/34		5,248	5,086,568
5.55%, 06/01/45		4,044	3,771,968
Kosmos Energy Ltd., 7.50%, 03/01/28(f)		204	194,629
Leviathan Bond Ltd., 6.75%, 06/30/30(a)(f)		57	50,769
MC Brazil Downstream Trading S.a.r.l
7.25%, 06/30/31(a)		908	803,778
7.25%, 06/30/31(f)		227	201,155
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(a)		877	917,561
NGPL PipeCo LLC
4.88%, 08/15/27(a)		9,848	9,631,070

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
NGPL PipeCo LLC
3.25%, 07/15/31(a)	USD	18,873	$ 16,113,269
7.77%, 12/15/37(a)		5,399	6,230,542
Northwest Pipeline LLC, 4.00%, 04/01/27		18,987	18,397,099
Ovintiv, Inc.
5.65%, 05/15/25		12,267	12,251,543
5.38%, 01/01/26		5,243	5,216,092
7.10%, 07/15/53		7,625	8,363,544
Permian Resources Operating LLC, 7.00%, 01/15/32(a)		939	964,603
Petrorio Luxembourg Trading S.a.r.l, 6.13%, 06/09/26(a)		729	713,053
Pioneer Natural Resources Co.
1.90%, 08/15/30		2,877	2,410,501
2.15%, 01/15/31		2,842	2,386,079
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 07/03/36(a)(d)		205	204,590
Raizen Fuels Finance SA
6.45%, 03/05/34(a)		270	273,848
6.95%, 03/05/54(a)		200	203,000
Sabine Pass Liquefaction LLC
5.63%, 03/01/25		11,883	11,858,628
5.88%, 06/30/26		14,873	14,932,571
5.00%, 03/15/27		23,815	23,614,145
4.50%, 05/15/30		24,884	23,872,000
5.90%, 09/15/37		13,594	13,912,380
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(a)		4,841	4,617,104
SierraCol Energy Andina LLC, 6.00%, 06/15/28(f)		248	221,418
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)		1,352	1,397,929
Targa Resources Corp.
4.20%, 02/01/33		11,756	10,570,728
6.13%, 03/15/33		3,605	3,702,284
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28		7,949	7,785,790
5.50%, 03/01/30		12,987	12,907,251
4.88%, 02/01/31		17,918	17,098,311
4.00%, 01/15/32		15,522	13,984,350
Texas Eastern Transmission LP, 7.00%, 07/15/32		2,763	3,013,798
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26		11,001	11,317,862
4.00%, 03/15/28		6,766	6,485,400
4.60%, 03/15/48		10,047	8,554,039
3.95%, 05/15/50		7,432	5,629,151
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)		674	695,627
Vantage Drilling International, 9.50%, 02/15/28(a)		2,145	2,178,149
Viper Energy Partners LP, 5.38%, 11/01/27(a)		32,192	31,586,089
Viper Energy, Inc., 7.38%, 11/01/31(a)		11,860	12,283,260
Vital Energy, Inc., 7.88%, 04/15/32(a)		809	822,421
			1,038,547,322
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 5.00%, 01/15/30		351	331,835
Passenger Airlines — 0.0%
Air Baltic Corp. AS, 14.50%, 08/14/29(a)	EUR	1,023	1,182,637
Air Canada Pass-Through Trust, Series 2017-1, Class B, 3.70%, 01/15/26(a)	USD	12	11,024
Allegiant Travel Co., 7.25%, 08/15/27(a)		1,070	1,018,305
American Airlines Pass-Through Trust, 3.53%, 12/15/27(g)		3,187	3,047,608
Security		Par (000)	Value
Passenger Airlines (continued)
Gol Finance SA, (1-mo. CME Term SOFR + 10.50%), 15.84%, 01/29/25(a)(c)	USD	872	$ 939,245
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		787	737,084
			6,935,903
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.
5.10%, 02/22/31		3,235	3,247,400
3.70%, 03/15/52		3,127	2,291,432
5.65%, 02/22/64		2,403	2,347,390
Eli Lilly & Co., 4.88%, 02/27/53		2,008	1,881,619
Endo Finance Holdings, Inc., 8.50%, 04/15/31(a)		900	928,779
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33		8,542	8,322,637
5.30%, 05/19/53		12,272	11,836,565
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30		13,379	11,290,765
			42,146,587
Real Estate Management & Development — 0.2%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(f)		906	925,841
Fantasia Holdings Group Co. Ltd.
6.95%, 12/17/21(f)(h)(m)		465	4,650
11.75%, 04/17/22(f)(h)(m)		2,430	24,300
7.95%, 07/05/22(f)(h)(m)		530	5,300
12.25%, 10/18/22(f)(h)(m)		200	2,700
10.88%, 01/09/23(f)(h)(m)		2,657	38,526
11.88%, 06/01/23(f)(h)(m)		1,093	14,756
Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, 01/15/28(a)(b)		1,930	1,972,500
Forestar Group, Inc., 5.00%, 03/01/28(a)		1,413	1,354,684
Freed Corp., 12.00%, 11/30/28(g)		28,679	28,501,631
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)		2,364	2,246,658
NNN REIT, Inc., 3.00%, 04/15/52		3,275	2,038,977
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(f)		200	171,375
			37,301,898
Residential REITs — 0.0%
Invitation Homes Operating Partnership LP, 5.45%, 08/15/30		1,921	1,924,383
National Retail Properties, Inc., 3.50%, 04/15/51		7,070	4,901,822
			6,826,205
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc.
4.30%, 11/15/32		5,558	5,194,894
2.60%, 02/15/33(a)		22,675	18,375,949
3.42%, 04/15/33(a)		10,221	8,812,021
3.14%, 11/15/35(a)		5,930	4,748,670
Foundry JV Holdco LLC
5.90%, 01/25/30(a)		7,880	7,992,585
6.15%, 01/25/32(a)		15,002	15,292,505
Intel Corp.
3.25%, 11/15/49		2,966	1,989,303
5.05%, 08/05/62		2,401	2,119,477
KLA Corp.
5.00%, 03/15/49		2,871	2,686,203
3.30%, 03/01/50		5,345	3,763,080
4.95%, 07/15/52		4,017	3,732,389
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
2.50%, 05/11/31		6,004	5,021,686
2.65%, 02/15/32		4,352	3,618,231

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.
4.10%, 08/16/52	USD	2,249	$ 1,837,781
5.00%, 03/14/53		2,734	2,564,816
			87,749,590
Software — 0.5%
Cloud Software Group, Inc.
9.00%, 09/30/29(a)		866	840,211
8.25%, 06/30/32(a)		3,773	3,845,615
Dye & Durham Ltd., 8.63%, 04/15/29(a)		1,193	1,210,203
GoTo Group, Inc.
5.50%, 05/01/28(a)		2,925	2,311,569
5.50%, 05/01/28(a)		2,925	1,170,000
Oracle Corp.
2.95%, 04/01/30		21,976	19,544,285
2.88%, 03/25/31		10,011	8,644,247
3.85%, 07/15/36		6,266	5,282,132
5.38%, 07/15/40		2,013	1,914,171
3.65%, 03/25/41		5,091	3,894,738
4.13%, 05/15/45		13,035	10,206,260
4.00%, 07/15/46		15,740	12,003,504
3.60%, 04/01/50		6,086	4,259,435
3.95%, 03/25/51		13,447	9,942,380
6.90%, 11/09/52		1,707	1,910,650
3.85%, 04/01/60		3,000	2,061,653
Playtika Holding Corp., 4.25%, 03/15/29(a)		349	306,233
			89,347,286
Specialized REITs — 0.1%
Crown Castle, Inc., 3.10%, 11/15/29		4,308	3,845,916
Extra Space Storage LP, 5.50%, 07/01/30		5,658	5,700,699
			9,546,615
Specialty Retail — 0.2%
Home Depot, Inc. (The)
5.30%, 06/25/54		1,715	1,674,450
06/25/64(d)		800	779,669
Lowe’s Cos., Inc.
4.50%, 04/15/30		9,123	8,853,235
2.63%, 04/01/31		2,198	1,875,141
2.80%, 09/15/41		10,202	7,001,710
3.70%, 04/15/46		2,639	1,939,054
4.55%, 04/05/49		1,000	830,689
3.50%, 04/01/51		2,728	1,869,636
4.25%, 04/01/52		1,500	1,178,879
5.63%, 04/15/53		4,073	3,943,760
			29,946,223
Technology Hardware, Storage & Peripherals — 0.2%
CA Magnum Holdings, 5.38%, 10/31/26(f)		400	382,625
Dell International LLC/EMC Corp.
6.02%, 06/15/26		6,896	6,968,150
4.90%, 10/01/26		19,936	19,740,918
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)		3,041	3,138,233
Hewlett Packard Enterprise Co., 5.25%, 07/01/28		4,134	4,158,346
Xerox Holdings Corp., 5.00%, 08/15/25(a)		826	810,302
			35,198,574
Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co. (The), 5.63%, 03/15/27(a)		105	103,567
Tobacco — 0.6%
Altria Group, Inc.
6.88%, 11/01/33		2,658	2,872,186
3.40%, 02/04/41		24,264	17,500,233
4.50%, 05/02/43		5,369	4,394,993
Security		Par (000)	Value
Tobacco (continued)
Altria Group, Inc.
5.38%, 01/31/44	USD	3,379	$ 3,165,597
3.88%, 09/16/46		5,429	3,910,187
4.45%, 05/06/50		3,065	2,353,720
3.70%, 02/04/51		4,233	2,861,037
BAT Capital Corp.
5.83%, 02/20/31		13,582	13,773,476
4.54%, 08/15/47		10,663	8,210,338
4.76%, 09/06/49		13,354	10,506,770
5.65%, 03/16/52		2,131	1,902,579
7.08%, 08/02/53		19,901	21,161,866
Imperial Brands Finance PLC, 07/01/34(a)(d)		2,000	1,960,484
Philip Morris International, Inc.
5.13%, 11/17/27		5,852	5,850,650
4.88%, 02/13/29		4,242	4,194,734
Reynolds American, Inc., 5.85%, 08/15/45		9,293	8,571,220
			113,190,070
Trading Companies & Distributors — 0.0%
GATX Corp., 6.05%, 06/05/54		1,065	1,066,461
Transportation Infrastructure — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)		417	427,946
Water Utilities — 0.0%
Thames Water Utilities Finance PLC, 4.00%, 06/19/25(f)	GBP	710	808,747
Wireless Telecommunication Services — 0.7%
Digicel Group Holdings Ltd.
Series 2A14, 0.00%, 12/31/30(a)(e)	USD	277	69,644
Series 2B14, 0.00%, 12/31/30(a)(e)		625	125,929
Kenbourne Invest SA
6.88%, 11/26/24(a)(h)(m)		1,804	766,700
6.88%, 11/26/24(f)(h)(m)		1,315	558,875
4.70%, 01/22/28(a)(h)(m)		285	119,700
4.70%, 01/22/28(f)(h)(m)		1,292	542,640
Millicom International Cellular SA
6.63%, 10/15/26(a)		495	490,654
7.38%, 04/02/32(a)		200	199,400
Rogers Communications, Inc., 5.30%, 02/15/34		10,076	9,887,127
Sprint LLC
7.63%, 02/15/25		9,730	9,790,997
7.63%, 03/01/26		28,469	29,254,175
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/28(a)		263	261,245
T-Mobile U.S.A., Inc.
3.88%, 04/15/30		55,794	52,157,719
2.70%, 03/15/32		3,705	3,099,697
5.05%, 07/15/33		14,601	14,284,277
5.15%, 04/15/34		1,897	1,864,493
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25(f)		1,011	894,735
			124,368,007
Total Corporate Bonds — 26.9% (Cost: $5,118,218,397)			5,063,019,729
Fixed Rate Loan Interests
Chemicals — 0.0%
Vedanta Holdings Mauritius II Ltd., Term Loan, 18.00%, 04/17/26(g)		5,056	5,043,360

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services — 0.2%
Aspen Owner LLC, Advance, 7.27%, 02/09/27(g)	USD	29,088	$ 28,961,993
Real Estate Management & Development — 0.0%
OD Intermediate SUBI Holdco II LLC, Closing Date Advance, 10.00%, 04/01/26(g)		2,901	2,831,295
Total Fixed Rate Loan Interests — 0.2% (Cost: $36,919,060)			36,836,648
Floating Rate Loan Interests(c)
Beverages — 0.0%
Naked Juice LLC, Initial Loan (Second Lien), (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.43%, 01/24/30		460	366,979
Triton Water Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 3.25%, 03/31/28		978	978,007
			1,344,986
Building Products — 0.0%
Cornerstone Building Brands, Inc., Tranche B Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 04/12/28		986	960,208
Chemicals — 0.1%
Flexsys Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 10.85%, 11/01/28		2,260	2,135,681
GoTo Group, Inc., Second Out Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.18%, 04/30/28		711	356,836
Level 3 Financing, Inc., Term Loan B-1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.90%, 04/15/29		540	527,955
Montage Hotels & Resorts LLC
Revolver, (3-mo. LIBOR at 0.00% Floor + 0.00%), 0.00%, 02/16/29(g)		343	343,115
Term Loan, (3-mo. LIBOR at 0.00% Floor + 0.00%), 0.00%, 02/16/29(g)		6,176	6,176,077
Robertshaw U.S. Holding Corp., Fifth-Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 8.00%, 02/28/27(g)		1,795	17,950
SCIH Salt Holdings, Inc., Incremental Term B-1 Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 03/16/27		1,759	1,759,090
			11,316,704
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC (FKA USAGM Holdco LLC), Initial U.S. Dollar Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.19%, 05/15/28		3,682	3,666,127
Alorica, Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.88%), 12.22%, 12/21/27(g)		4,964	4,859,194
American Auto Auction Group LLC, Tranche B Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.48%, 12/30/27		1,539	1,534,798
Security		Par (000)	Value
Commercial Services & Supplies (continued)
DRI Holding, Inc., Closing Date Term Loan (First Lien), (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.69%, 12/21/28	USD	3,106	$ 2,978,352
Interface Security Systems LLC, Initial Term Loan, (1-mo. CME Term SOFR at 1.75% Floor + 7.00%), 12.44%, 08/07/24(g)		7,553	3,568,560
			16,607,031
Construction & Engineering — 0.1%
Helios Service Partners LLC
First A&R Amendment Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 6.50%, 03/19/27(g)		1,054	1,054,186
First A&R Amendment Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 6.50%, 03/19/27(g)		235	235,124
Second A&R Amendment Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.84%, 03/19/27(g)		1,897	1,885,569
Second A&R Amendment Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 6.25%, 03/19/27(g)		1,237	1,229,639
Orion Group HoldCo LLC
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 6.00%, 03/19/27(g)		398	393,741
First Amendment Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.60%, 03/19/27(g)		2,350	2,350,353
First Amendment Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.60%, 03/19/27(g)		201	201,052
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 6.00%, 03/19/27(g)		40	39,232
Third A&R Amendment Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 6.00%, 03/20/27(g)		1,244	1,230,218
			8,619,114
Diversified Telecommunication Services — 0.0%
Avaya, Inc., Initial Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.50%), 6.84%, 08/01/28		12	10,595
Connect Finco S.a.r.l, Amendment No. 1 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.84%, 09/28/29		2,434	2,290,095
			2,300,690
Electronic Equipment, Instruments & Components — 0.0%
Emerald Technologies (U.S.) Acquisitionco, Inc., Term B Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.75%, 12/29/27(g)		1,576	1,386,968
Financial Services — 0.2%
621 17th Street Operating Co. LLC (633 17th Street Operating Co. LLC), Loan, (1-mo. LIBOR at 0.00% Floor + 0.00%), 0.00%, 11/15/24(g)(h)(m)		7,082	626,144
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.21%), 2.21%, 10/09/24(g)		12,143	5,980,182
HLP Hotel LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.55%), 8.99%, 09/09/26(g)		12,200	12,200,000

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
HP LQ Investment LP, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.44- 7.70%%, 12/09/26(g)	USD	11,048	$ 11,047,984
Project Pearl Pasco Holdings LLC, Advance, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 8.19%, 09/15/24(g)		8,780	8,779,623
Woof Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.35%, 12/21/27		801	660,101
			39,294,034
Food Products — 0.0%
BCPE North Star U.S. Holdco 2, Inc., Initial Term Loan (First Lien), (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.46%, 06/12/28		4,848	4,581,752
Health Care Providers & Services — 0.0%
Medical Solutions Holdings, Inc., Initial Term Loan (Second Lien), (1-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.44%, 11/01/29		1,587	1,076,510
Hotels, Restaurants & Leisure — 0.3%
Aimbridge Acquisition Co., Inc.
2021 Term Loan (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.21%, 02/02/26		866	851,609
Initial Term Loan (2019) (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.21%, 02/02/26		1,651	1,609,648
Bally’s Corp., Term B Facility Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.84%, 10/02/28		11,529	10,930,538
CML Terranea Resort (AKA Long Point Development LLC), Refinancing Debt, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 9.68%, 01/01/28(g)		7,500	7,531,866
ECL Entertainment LLC, 2024 Refinancing Term B Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 4.00%, 08/30/30		5,732	5,746,806
Hilton Garden Inn Waikiki, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 3.50%, 05/31/29		14,800	14,748,200
HRNI Holdings LLC, Term B Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.73%, 12/11/28		8,087	8,067,079
Maverick Gaming LLC
First Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.80%, 06/05/28		1,541	1,477,849
Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.80%, 06/05/28		2,462	1,723,182
Sodalite Tahoe Hotel LLC (AKA Lake Tahoe), Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.90%), 8.34%, 10/25/26(g)		9,699	9,519,015
			62,205,792
Household Products — 0.0%
Conair Holdings LLC, Initial Term Loan (First Lien), (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.21%, 05/17/28		532	528,881
Kronos Acquisition Holdings, Inc., Initial Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.49%, 12/22/26		722	721,784
			1,250,665
Security		Par (000)	Value
IT Services — 0.1%
CoreWeave Compute Acquisition Co. II LLC, Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 14.96%, 07/31/28(g)	USD	16,053	$ 16,033,587
CoreWeave Compute Acquisition Co. IV LLC, Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 11.33%, 05/15/29(g)		613	603,771
			16,637,358
Leisure Products — 0.0%
J & J Ventures Gaming LLC, Initial Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.46%, 04/26/28		1,880	1,875,227
Machinery — 0.0%
Hydrofarm Holdings Group, Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.96%, 10/25/28(g)		2,200	1,771,379
Media — 0.0%
DirecTV Financing LLC, Closing Date Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.46%, 08/02/27		824	824,429
Gray Television, Inc., Term D Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.44%, 12/01/28		5	4,375
			828,804
Oil, Gas & Consumable Fuels — 0.0%
DT Midstream, Inc., Initial Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.46%, 06/12/28		734	736,721
Ecopetrol S.A., Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.00%, 09/06/30(g)		2,850	2,920,395
			3,657,116
Personal Care Products — 0.0%
AI Mansart (Luxembourg) Bidco S.C.S., Facility A, (6-mo. CME Term SOFR at 0.00% Floor + 6.75%), 11.98%, 09/01/28(g)		664	664,000
Professional Services — 0.0%
Vaco Holdings LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.48%, 01/22/29		1,628	1,612,933
Software — 0.1%
ConnectWise LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.10%, 09/29/28		452	448,404
EIS Group Ltd.
Closing Date Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 7.00%, 07/10/28(g)		12,826	12,521,616
Revolving Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 12.35%, 07/10/28(g)		1,283	1,252,162
GoTo Group, Inc., Exchange First Out Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.18%, 04/28/28		1,260	1,110,671
			15,332,853

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail — 0.0%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.71%, 11/24/28	USD	655	$ 651,431
Park River Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.81%, 12/28/27		520	507,831
			1,159,262
Technology Hardware, Storage & Peripherals — 0.1%
Redstone Holdco 2 LP
Initial Loan (Second Lien), (1-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.21%, 08/06/29		4,728	3,782,400
Initial Term Loan (First Lien), (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.21%, 04/27/28		4,319	3,850,247
			7,632,647
Transportation Infrastructure — 0.0%
Green Plains Operating Co. LLC, Loan, (1-mo. CME Term SOFR at 0.00% Floor + 8.00%), 8.00%, 07/20/26(g)		5,918	5,844,098
Total Floating Rate Loan Interests — 1.1% (Cost: $230,825,550)			207,960,131
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 9.50%, 01/17/31(a)		2,536	2,576,576
Chile — 0.0%
Banco del Estado de Chile, 2.70%, 01/09/25(f)		200	196,500
Empresa Nacional del Petroleo, 3.75%, 08/05/26(f)		219	209,624
			406,124
Colombia — 0.0%
Ecopetrol S.A.
8.88%, 01/13/33		419	432,617
8.38%, 01/19/36		220	215,930
Oleoducto Central SA, 4.00%, 07/14/27(f)		670	621,090
			1,269,637
Hungary — 0.0%
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(f)	EUR	166	186,944
India — 0.0%
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25(f)	USD	300	295,875
REC Ltd., 5.63%, 04/11/28(f)		200	200,687
			496,562
Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(f)		420	401,363
Freeport Indonesia PT, 4.76%, 04/14/27(f)		243	237,863
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(f)		510	505,219
Pertamina Persero PT, 3.65%, 07/30/29(f)		201	186,804
			1,331,249
Security		Par (000)	Value
Kuwait — 0.0%
MEGlobal BV
4.25%, 11/03/26(f)	USD	267	$ 258,356
2.63%, 04/28/28(a)		307	275,494
			533,850
Malaysia — 0.0%
Khazanah Global Sukuk Bhd, 4.69%, 06/01/28(f)		895	878,498
Mexico — 0.1%
Petroleos Mexicanos
7.19%, 09/12/24	MXN	257	1,386,849
3.63%, 11/24/25(f)	EUR	152	157,189
6.88%, 08/04/26	USD	2,967	2,900,243
6.50%, 03/13/27		8,591	8,182,068
8.75%, 06/02/29		116	114,239
5.95%, 01/28/31		217	174,414
6.70%, 02/16/32		145	121,317
			13,036,319
Morocco — 0.0%
OCP SA
4.50%, 10/22/25(f)		548	537,383
6.75%, 05/02/34(a)		1,662	1,705,627
7.50%, 05/02/54(a)		1,401	1,427,507
			3,670,517
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)		200	147,500
Peru — 0.0%
Corp Financiera de Desarrollo SA, 4.75%, 07/15/25(f)		519	511,423
Saudi Arabia — 0.0%
Gaci First Investment Co.
06/11/29(d)(f)	GBP	325	408,883
06/11/39(d)(f)		385	484,245
			893,128
South Korea — 0.0%
Korea National Oil Corp.
4.75%, 04/03/26(f)	USD	200	197,754
4.88%, 04/03/28(f)		200	198,150
			395,904
Ukraine — 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/26(f)(h)(m)	EUR	2,763	2,441,204
7.63%, 11/08/28(a)(h)(m)	USD	2,934	2,200,500
			4,641,704
United Arab Emirates — 0.0%
DAE Funding LLC, 2.63%, 03/20/25(f)		260	253,175
DP World Salaam, 6.00%, (f)(n)		389	386,447
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(a)		235	221,488
			861,110
Total Foreign Agency Obligations — 0.2% (Cost: $30,056,964)			31,837,045
Foreign Government Obligations
Angola — 0.0%
Republic of Angola, 8.75%, 04/14/32(a)		1,078	954,367
Argentina — 0.0%
Republic of Argentina
1.00%, 07/09/29		1,111	635,006

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Argentina (continued)
Republic of Argentina
3.63%, 07/09/35(b)	USD	2,094	$ 879,480
4.25%, 01/09/38(b)		1,278	586,602
3.50%, 07/09/41(b)		2,031	796,152
			2,897,240
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%, 09/16/32(f)		200	183,500
Belgium — 0.5%
Kingdom of Belgium, 3.30%, 06/22/54(a)(f)	EUR	83,681	84,337,542
Benin — 0.0%
Republic of Benin
7.96%, 02/13/38(a)	USD	485	450,141
6.88%, 01/19/52(f)	EUR	294	247,605
			697,746
Brazil — 1.1%
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/24(e)	BRL	25	4,383,343
Brazil Notas do Tesouro Nacional
10.00%, 01/01/29		139	23,015,972
10.00%, 01/01/33		101	15,962,774
10.00%, 01/01/35		781	121,898,585
Federative Republic of Brazil
6.13%, 03/15/34	USD	49,260	47,338,860
7.13%, 05/13/54		500	482,750
			213,082,284
Chile — 0.0%
Republic of Chile, 4.34%, 03/07/42		336	290,045
Colombia — 0.1%
Colombian TES
5.75%, 11/03/27	COP	13,936,300	2,970,916
6.00%, 04/28/28		19,669,900	4,142,999
Republic of Colombia
4.50%, 01/28/26	USD	259	253,173
8.00%, 04/20/33		340	352,410
8.00%, 11/14/35		2,865	2,942,355
4.13%, 05/15/51		708	425,154
			11,087,007
Costa Rica — 0.0%
Republic of Costa Rica
6.55%, 04/03/34(f)		266	272,068
7.30%, 11/13/54(a)		213	221,920
			493,988
Côte d’Ivoire — 0.0%
Republic of Cote d’Ivoire
6.38%, 03/03/28(f)		472	456,070
5.25%, 03/22/30(f)	EUR	1,406	1,370,237
5.88%, 10/17/31(f)		289	278,844
4.88%, 01/30/32(f)		215	193,126
7.63%, 01/30/33(a)	USD	669	648,094
6.13%, 06/15/33(f)		400	352,500
8.25%, 01/30/37(a)		850	820,250
			4,119,121
Czechia — 0.0%
Czech Republic
2.75%, 07/23/29	CZK	111,480	4,475,292
5.00%, 09/30/30		47,760	2,139,465
			6,614,757
Security		Par (000)	Value
Dominican Republic — 0.0%
Dominican Republic
6.88%, 01/29/26(f)	USD	150	$ 151,688
5.95%, 01/25/27(f)		331	329,014
4.50%, 01/30/30(a)		394	359,032
7.05%, 02/03/31(a)		360	370,575
4.88%, 09/23/32(a)		309	277,134
4.88%, 09/23/32(f)		186	166,819
06/01/36(a)(d)	DOP	136,650	2,293,454
			3,947,716
Egypt — 0.0%
Arab Republic of Egypt
3.88%, 02/16/26(f)	USD	1,408	1,302,400
4.75%, 04/16/26(f)	EUR	2,643	2,666,881
5.63%, 04/16/30(f)		214	183,347
6.38%, 04/11/31(f)		361	306,270
7.63%, 05/29/32(f)	USD	543	443,054
7.90%, 02/21/48(f)		1,704	1,195,995
7.50%, 02/16/61(a)		200	133,687
7.50%, 02/16/61(f)		208	139,035
			6,370,669
France — 0.2%
French Republic, 3.00%, 05/25/54(a)(f)	EUR	42,887	39,982,503
Gabon — 0.0%
Gabonese Republic, 7.00%, 11/24/31(f)	USD	860	649,300
Guatemala — 0.0%
Republic of Guatemala
4.50%, 05/03/26(f)		200	194,500
4.88%, 02/13/28(f)		3,791	3,638,175
5.25%, 08/10/29(a)		61	58,560
7.05%, 10/04/32(a)		282	294,954
7.05%, 10/04/32(f)		260	271,944
6.60%, 06/13/36(a)		256	256,480
4.65%, 10/07/41(a)		215	168,372
			4,882,985
Honduras — 0.0%
Republic of Honduras, 5.63%, 06/24/30(a)		227	193,447
Hungary — 0.0%
Hungarian People’s Republic
5.25%, 06/16/29(a)		245	240,406
4.00%, 07/25/29(f)	EUR	5,660	5,999,143
5.38%, 09/12/33(f)		322	356,950
5.50%, 03/26/36(a)	USD	200	192,250
			6,788,749
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(a)		200	195,798
Republic of Indonesia
4.10%, 04/24/28		200	192,054
2.85%, 02/14/30		10,680	9,451,340
6.75%, 01/15/44(f)		200	231,187
3.05%, 03/12/51		11,595	7,859,236
			17,929,615
Israel — 0.1%
State of Israel, 5.75%, 03/12/54		10,116	9,142,335
Japan — 0.3%
Japanese Government Bonds (30 Year), 1.80%, 03/20/54	JPY	8,349,200	47,810,833

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Jordan — 0.0%
Kingdom of Jordan, 4.95%, 07/07/25(f)	USD	247	$ 240,439
Kenya — 0.0%
Republic of Kenya
9.75%, 02/16/31(a)		1,543	1,469,707
8.00%, 05/22/32(f)		400	345,600
			1,815,307
Mexico — 1.2%
Mexican Bonos, 7.75%, 11/23/34	MXN	11,772	55,359,608
United Mexican States
7.00%, 09/03/26		936	4,768,011
3.75%, 01/11/28	USD	200	189,125
8.50%, 03/01/29	MXN	4,112	21,150,278
8.50%, 05/31/29		8,756	45,107,233
2.66%, 05/24/31	USD	30,666	25,222,785
3.50%, 02/12/34		17,319	14,089,006
6.35%, 02/09/35		35,058	35,250,819
4.50%, 01/31/50		25,868	19,457,586
6.34%, 05/04/53		603	567,423
			221,161,874
Montenegro — 0.0%
Republic of Montenegro, 2.88%, 12/16/27(f)	EUR	187	184,184
Morocco — 0.0%
Kingdom of Morocco
5.95%, 03/08/28(a)	USD	200	200,500
6.50%, 09/08/33(a)		241	248,456
			448,956
Nigeria — 0.0%
Republic of Nigeria
8.38%, 03/24/29(a)		200	187,500
7.14%, 02/23/30(f)		2,381	2,064,773
7.63%, 11/28/47(f)		238	173,145
9.25%, 01/21/49(f)		200	174,938
			2,600,356
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%, 03/13/27(f)	EUR	231	256,512
Oman — 0.0%
Sultanate of Oman
6.50%, 03/08/47(f)	USD	300	299,250
6.75%, 01/17/48(f)		219	223,038
			522,288
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28		17,669	16,317,321
7.50%, 03/01/31		354	370,262
6.40%, 02/14/35		342	324,216
4.50%, 04/01/56		10,739	6,958,872
			23,970,671
Paraguay — 0.0%
Republic of Paraguay
2.74%, 01/29/33(f)		200	160,875
5.60%, 03/13/48(f)		210	186,060
			346,935
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31		287	245,816
1.86%, 12/01/32		478	362,085
Security		Par (000)	Value
Peru (continued)
Republic of Peru
08/12/39(a)(d)	PEN	10	$ 2,598,710
3.55%, 03/10/51	USD	12,975	9,187,922
			12,394,533
Philippines — 0.1%
Republic of the Philippines
3.00%, 02/01/28		11,468	10,672,408
3.20%, 07/06/46		15,450	11,056,406
			21,728,814
Poland — 0.1%
Republic of Poland
4.75%, 07/25/29	PLN	17,774	4,244,099
2.75%, 10/25/29		19,386	4,222,083
4.88%, 10/04/33	USD	64	62,412
5.50%, 04/04/53		283	276,995
			8,805,589
Romania — 0.0%
Romania
5.25%, 11/25/27(a)		66	64,812
2.13%, 03/07/28(f)	EUR	933	921,446
2.50%, 02/08/30(f)		147	137,603
2.12%, 07/16/31(f)		173	149,204
			1,273,065
Russian Federation — 0.0%
Russian Federation, 6.10%, 07/18/35(h)(m)	RUB	363,972	848,914
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30(f)	USD	200	193,688
5.00%, 01/18/53(a)		200	176,000
3.45%, 02/02/61(f)		561	366,052
			735,740
Senegal — 0.0%
Republic of Senegal
06/10/31(d)(f)		2,168	2,054,180
6.25%, 05/23/33(f)		200	167,250
			2,221,430
Serbia — 0.0%
Republic of Serbia, 06/12/34(a)(d)		237	233,149
South Africa — 0.1%
Republic of South Africa
7.00%, 02/28/31	ZAR	87,281	4,021,018
5.88%, 04/20/32	USD	296	274,170
8.75%, 01/31/44	ZAR	62,117	2,557,001
5.00%, 10/12/46	USD	304	213,180
8.75%, 02/28/48	ZAR	61,859	2,531,455
			9,596,824
Supranational — 0.6%
European Union
2.50%, 10/04/52(f)	EUR	13,790	12,139,182
3.00%, 03/04/53(f)		100,384	97,705,480
			109,844,662
Trinidad and Tobago — 0.0%
Republic of Trinidad and Tobago, 6.40%, 06/15/34(a)	USD	200	198,625

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Turkey — 0.0%
Republic of Türkiye
31.08%, 11/08/28	TRY	21,828	$ 691,175
26.20%, 10/05/33		82,672	2,496,730
			3,187,905
Ukraine — 0.0%
Ukraine Government
7.75%, 09/01/25(f)(h)(m)	USD	105	33,128
8.99%, 02/01/26(f)(h)(m)		200	64,800
7.75%, 09/01/29(f)(h)(m)		1,941	587,152
4.38%, 01/27/32(f)	EUR	1,465	401,649
7.38%, 09/25/34(f)	USD	1,466	417,810
7.25%, 03/15/35(a)(h)(m)		621	176,675
7.25%, 03/15/35(f)(h)(m)		2,343	666,583
7.75%, 08/01/41(c)(f)(h)(m)		3,113	1,519,144
			3,866,941
United Kingdom — 0.2%
United Kingdom Gilt, 4.38%, 07/31/54(f)	GBP	24,514	29,541,001
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27	USD	5,923	5,860,819
5.75%, 10/28/34		347	361,958
5.10%, 06/18/50		9,097	8,584,916
			14,807,693
Uzbekistan — 0.0%
Republic of Uzbekistan
5.38%, 05/29/27(a)	EUR	1,071	1,143,762
7.85%, 10/12/28(a)	USD	224	231,070
			1,374,832
Total Foreign Government Obligations — 5.0% (Cost: $1,004,621,584)			934,662,988
	Shares
Investment Companies
Equity Funds — 0.0%
Formentera Partners Fund II LP(g)(p)(q)	—	5,691,121
Fixed-Income Funds — 0.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF(j)(r)	21,000	2,249,520
Total Investment Companies — 0.0% (Cost: $7,593,738)		7,940,641
		Par (000)
Municipal Bonds
California — 0.3%
Bay Area Toll Authority, RB, Series S1, 7.04%, 04/01/50	USD	9,275	10,938,232
Los Angeles Community College District, GO, 6.60%, 08/01/42		3,990	4,430,482
State of California
GO, 7.55%, 04/01/39		4,000	4,739,669
Refunding GO, 4.60%, 04/01/38		22,215	20,830,023
University of California, RB, 4.86%, 05/15/2112		2,467	2,153,249
			43,091,655
Florida — 0.1%
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32(a)(c)		7,555	8,022,200
Security		Par (000)	Value
Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, 6.64%, 04/01/57	USD	3,182	$ 3,459,822
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		16,598	16,293,177
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40		4,596	5,382,100
New York — 0.1%
Metropolitan Transportation Authority
RB, 5.87%, 11/15/39		985	1,014,845
RB, 6.67%, 11/15/39		3,060	3,300,814
RB, Series E, 6.81%, 11/15/40		1,025	1,138,212
New York City Water & Sewer System
RB, 6.01%, 06/15/42		2,430	2,527,082
RB, 5.88%, 06/15/44		1,665	1,703,248
New York State Dormitory Authority, RB, Series H, 5.39%, 03/15/40		1,470	1,452,262
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40		2,780	2,895,903
RB, 4.96%, 08/01/46		5,020	4,821,815
RB, 4.93%, 10/01/51		1,400	1,332,937
			20,187,118
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		3,555	4,633,213
Texas — 0.1%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%, 02/01/41		4,375	4,472,789
Port of Beaumont Navigation District RB, Refunding RB, Series B, 10.00%, 07/01/26(a)		10,185	10,212,223
State of Texas, GO, 5.52%, 04/01/39		5,715	5,892,251
			20,577,263
Total Municipal Bonds — 0.7% (Cost: $137,099,210)			121,646,548
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.8%
A&D Mortgage Trust, Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)(b)		9,740	9,866,617
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 4.73%, 11/25/35(c)		3,637	2,546,954
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)(e)		22	7,264
Series 2020-C, Class C, 0.00%, 09/27/60(a)(e)		90	16,668
Series 2021-C, Class A, 2.12%, 01/25/61(a)(b)		8,870	8,689,143
Series 2021-C, Class B, 3.72%, 01/25/61(a)(b)		3,277	3,171,064
Series 2021-C, Class C, 0.00%, 01/25/61(a)(e)		8,106	8,476,993
Series 2021-D, Class A, 2.00%, 03/25/60(a)(b)		19,726	19,119,993
Series 2021-D, Class B, 4.00%, 03/25/60(a)(c)		5,836	5,854,234
Series 2021-D, Class C, 0.00%, 03/25/60(a)(c)(e)		8,516	8,627,621
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(c)		21,725	18,476,464
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(c)		4,422	3,293,274
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(c)		2,669	1,807,002
Series 2021-E, Class B3, 3.89%, 12/25/60(a)(c)		7,614	2,591,144
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(c)		1,744	1,197,262
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(c)(e)		48	21,991

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2021-F, Class A, 1.88%, 06/25/61(a)(b)	USD	24,009	$ 23,283,373
Series 2021-F, Class B, 3.75%, 06/25/61(a)(b)		6,403	6,252,168
Series 2021-F, Class C, 0.00%, 06/25/61(a)(e)		9,745	7,806,199
Series 2021-F, Class RW1, 0.00%, 06/27/61(a)(g)		44	43,145
Series 2022-A, Class A1, 3.50%, 10/25/61(a)(b)		18,989	17,864,878
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(c)		1,244	1,083,583
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(c)		664	567,991
Series 2022-A, Class B, 3.00%, 10/25/61(a)		4,977	3,650,139
Series 2022-A, Class C, 3.00%, 10/25/61(a)		2,442	2,391,548
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		726	607,173
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		3,256	2,630,957
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		207	162,308
Series 2022-B, Class A1, 3.50%, 03/27/62(a)(b)		20,668	19,418,225
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(c)		937	765,546
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(c)		803	649,078
Series 2022-B, Class B, 3.00%, 03/27/62(a)		4,464	3,028,704
Series 2022-B, Class C, 3.00%, 03/27/62(a)		3,665	2,827,013
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		603	483,700
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		2,991	2,291,324
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(b)		26,335	24,654,282
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(c)		1,258	1,076,996
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(c)		713	575,273
Series 2023-A, Class B, 2.50%, 07/25/62(a)(c)		4,194	2,962,007
Series 2023-A, Class C, 2.50%, 07/25/62(a)(c)		2,647	1,385,311
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(c)		2,160	1,694,800
Series 2023-C, Class A1, 3.50%, 05/25/63(a)(b)		25,059	23,675,737
Series 2023-C, Class A2, 3.00%, 05/25/63(a)(c)		1,567	1,331,884
Series 2023-C, Class A3, 2.50%, 05/25/63(a)(c)		836	674,211
Series 2023-C, Class C, 2.50%, 05/25/63(a)(c)		6,839	5,573,050
Series 2023-C, Class M1, 2.50%, 05/25/63(a)(c)		731	582,507
Series 2023-C, Class M2, 2.50%, 05/25/63(a)(c)		4,534	3,309,488
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12-mo. Federal Reserve Cumulative Average US + 0.94%), 6.09%, 10/25/46(c)		580	387,193
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 5.67%, 10/25/46(c)		1,602	874,574
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 5.85%, 02/25/47(c)		610	222,558
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, (1-mo. CME Term SOFR + 0.30%), 5.65%, 05/25/47(c)		2,277	1,294,719
Angel Oak Mortgage Trust
Series 2020-4, Class A3, 2.81%, 06/25/65(a)(c)		705	667,376
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(c)		422	387,676
Series 2023-7, Class A1, 4.80%, 11/25/67(a)(b)		11,908	11,538,088
Series 2024-1, Class A1, 5.21%, 08/25/68(a)(b)		1,916	1,878,726
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A3, 2.87%, 04/25/65(a)(c)		1,251	1,165,525
APS Resecuritization Trust, Series 2016-1, Class 1MZ, 3.00%, 07/31/57(a)(c)		8,024	3,050,407
Atlas Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.55%), 6.76%, 09/20/61(c)(f)	GBP	519	654,951
Series 2024-1, Class D, (1-day SONIA + 2.20%), 7.41%, 09/20/61(c)(f)		343	432,851
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Banc of America Alternative Loan Trust, Series 2006-7, Class A4, 6.50%, 10/25/36(b)	USD	2,010	$ 584,547
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		20	15,837
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)(e)		3,366	1,054,753
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(c)		809	797,457
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(b)		16,324	15,706,499
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(b)		3,139	2,947,335
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)(e)		6,521	7,264,524
Series 2021-NPL1, Class RW1, 0.00%, 11/27/51(a)(g)		15	14,963
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(b)		5,475	5,343,581
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(b)		10,840	11,195,883
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(b)		2,105	1,963,636
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)(e)		3,575	701,121
Series 2022-RPL1, Class RW1, 0.00%, 02/25/28(g)		5	4,526
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)(e)		63	41,081
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(a)(b)		36,912	37,257,834
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(a)(b)		5,869	5,918,337
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(a)(b)		3,544	3,568,911
Series 2023-NQM3, Class B1, 8.04%, 10/25/63(a)(c)		1,917	1,912,129
Series 2023-NQM3, Class B2, 8.04%, 10/25/63(a)(c)		1,613	1,562,782
Series 2023-NQM3, Class B3, 8.04%, 10/25/63(a)(c)		4,413	3,943,300
Series 2023-NQM3, Class M1, 8.04%, 10/25/63(a)(c)		3,196	3,324,084
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(a)(c)(e)		1	1,192
Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(b)		6,140	6,107,548
Series 2024-NQM1, Class A2, 6.11%, 01/25/64(a)(b)		4,183	4,152,609
Series 2024-NQM1, Class A3, 6.31%, 01/25/64(a)(b)		3,195	3,176,270
Series 2024-NQM1, Class B1, 8.09%, 01/25/64(a)(c)		1,442	1,436,592
Series 2024-NQM1, Class B2, 8.70%, 01/25/64(a)(c)		1,322	1,313,167
Series 2024-NQM1, Class B3, 8.70%, 01/25/64(a)(c)		2,836	2,560,132
Series 2024-NQM1, Class M1, 6.80%, 01/25/64(a)(c)		2,475	2,469,870
Series 2024-NQM1, Class SA, 0.00%, 01/25/64(a)(c)(e)		7	6,217

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2024-NQM3, Class A1, 6.04%, 06/25/64(a)(b)	USD	29,701	$ 29,697,612
Series 2024-NQM3, Class A2, 6.30%, 06/25/64(a)(b)		2,342	2,341,415
Series 2024-NQM3, Class A3, 6.50%, 06/25/64(a)(b)		4,086	4,085,674
Series 2024-NQM3, Class B1, 7.50%, 06/25/64(a)(c)		1,983	1,982,846
Series 2024-NQM3, Class B2, 8.08%, 06/25/64(a)(c)		1,816	1,767,894
Series 2024-NQM3, Class B3, 8.08%, 06/25/64(a)(c)		4,970	4,067,085
Series 2024-NQM3, Class M1, 6.41%, 06/25/64(a)(c)		2,891	2,890,495
Series 2024-NQM3, Class SA, 0.00%, 06/25/64(a)(c)		8	8,419
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 4.68%, 05/28/36(a)(c)		1,765	1,676,677
Bear Stearns ALT-A Trust
Series 2006-2, Class 22A1, 4.26%, 03/25/36(c)		3,275	2,075,763
Series 2007-1, Class 1A1, (1-mo. CME Term SOFR + 0.43%), 5.78%, 01/25/47(c)		795	626,556
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AC9, Class A5, 6.25%, 12/25/35(b)		147	136,409
Series 2006-AC2, Class 1A1, (1-mo. CME Term SOFR + 0.46%), 5.81%, 03/25/36(c)		3,271	900,647
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 5.74%, 08/25/36(c)		318	310,404
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 5.80%, 03/25/37(c)		189	171,604
Series 2007-AR3, Class 1A1, (1-mo. CME Term SOFR + 0.25%), 5.60%, 03/25/37(c)		328	290,059
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 5.67%, 06/25/37(c)		310	285,564
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 0.00%, 12/25/35(a)(c)(g)(r)		1	—
CFMT LLC
Series 2024-HB14, Class M2, 06/25/34(a)(c)(d)		274	241,222
Series 2024-HB14, Class M3, 06/25/34(a)(c)(d)		675	560,397
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		18,835	7,755,202
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(c)		1,994	1,834,612
Series 2022-4, Class A1, 6.00%, 10/25/57(a)(b)		638	630,271
CIM Trust, Series 2023-I2, Class A2, 6.85%, 12/25/67(a)(b)		3,464	3,472,242
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%, 05/25/37		629	541,722
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,009	881,734
Series 2008-2, Class 1A1, 6.50%, 06/25/38		3,310	2,566,507
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1-mo. CME Term SOFR + 0.61%), 5.94%, 05/25/37(c)		1,909	1,704,261
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.00%, 06/25/37		467	384,797
COLT Mortgage Loan Trust
Series 2020-3, Class A3, 2.38%, 04/27/65(a)(c)		295	281,052
Series 2022-3, Class B1, 4.22%, 02/25/67(a)(c)		1,000	800,627
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust
Series 2022-5, Class B1, 4.70%, 03/25/67(a)(c)		2,398	$ 2,087,614
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A1, 5.50%, 06/25/35	USD	95	74,826
Series 2005-11CB, Class 2A6, 5.50%, 06/25/25		519	408,416
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 5.42%, 06/25/35(c)		2,617	2,184,131
Series 2005-59, Class 1A1, (1-mo. CME Term SOFR + 0.77%), 6.12%, 11/20/35(c)		692	621,437
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 6.15%, 02/25/36(c)		444	393,667
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,365	646,008
Series 2006-15CB, Class A1, 6.50%, 06/25/36		309	139,944
Series 2006-23CB, Class 2A5, (1-mo. CME Term SOFR + 0.51%), 5.86%, 08/25/36(c)		4,854	993,306
Series 2006-28CB, Class A14, 6.25%, 10/25/36		1,137	575,493
Series 2006-6CB, Class 2A10, 6.00%, 05/25/36		223	89,613
Series 2006-OA14, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 1.73%), 6.88%, 11/25/46(c)		1,886	1,460,954
Series 2006-OA16, Class A2, (1-mo. CME Term SOFR + 0.49%), 5.84%, 10/25/46(c)		2,189	1,943,418
Series 2006-OA16, Class A4C, (1-mo. CME Term SOFR + 0.79%), 6.14%, 10/25/46(c)		3,324	2,398,543
Series 2006-OA21, Class A1, (1-mo. CME Term SOFR + 0.30%), 5.64%, 03/20/47(c)		4,764	3,821,558
Series 2006-OA8, Class 1A1, (1-mo. CME Term SOFR + 0.49%), 5.84%, 07/25/46(c)		241	202,313
Series 2006-OC1, Class 1A1, (1-mo. CME Term SOFR + 0.57%), 5.92%, 03/25/36(c)		1,170	1,103,779
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 5.92%, 11/25/36(c)		1,608	1,353,015
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 5.96%, 07/25/46(c)		1,618	1,351,759
Series 2007-14T2, Class A1, 6.00%, 07/25/37		2,089	991,773
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		267	123,357
Series 2007-AL1, Class A1, (1-mo. CME Term SOFR + 0.36%), 5.71%, 06/25/37(c)		4,333	3,415,729
Series 2007-OA3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 5.74%, 04/25/47(c)		593	514,861
Series 2007-OA3, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 5.82%, 04/25/47(c)		2	172
Series 2007-OA8, Class 2A1, (1-mo. CME Term SOFR + 0.47%), 5.82%, 06/25/47(c)		180	133,702
Series 2007-OH2, Class A2A, (1-mo. CME Term SOFR + 0.59%), 5.94%, 08/25/47(c)		197	169,408
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (1-mo. CME Term SOFR + 0.65%), 6.00%, 02/25/35(c)		83	75,400
Series 2005-16, Class A28, 5.50%, 09/25/35		2,925	1,826,667
Series 2006-OA4, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.96%), 6.11%, 04/25/46(c)		1,205	357,572
Series 2006-OA5, Class 3A1, (1-mo. CME Term SOFR + 0.51%), 5.86%, 04/25/46(c)		366	334,009

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-1, Class A2, 6.00%, 03/25/37	USD	414	$ 185,782
Series 2007-15, Class 2A2, 6.50%, 09/25/37		7,341	2,691,893
Series 2007-9, Class A1, 5.75%, 07/25/37		1,305	642,973
Series 2007-9, Class A11, 5.75%, 07/25/37		713	351,371
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		8,101	3,123,762
Credit Suisse Mortgage Capital Trust, Series 2006-4, Class 1A4, 6.00%, 05/25/36		738	399,918
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		976	529,043
Series 2014-4R, Class 16A3, (1-mo. CME Term SOFR + 0.31%), 5.16%, 02/27/36(a)(c)		411	402,348
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 5.68%, 08/27/36(a)(c)		628	493,930
Series 2015-6R, Class 5A2, (1-mo. CME Term SOFR + 0.29%), 3.97%, 03/27/36(a)(c)		1,587	1,181,313
Series 2020-RPL2, Class A12, 3.64%, 02/25/60(a)(c)		2,152	2,181,283
Series 2021-NQM8, Class M1, 3.26%, 10/25/66(a)(c)		759	532,538
Series 2021-RPL9, Class A1, 2.44%, 02/25/61(a)(c)		9,795	9,730,085
Series 2022-NQM3, Class A1B, 4.27%, 03/25/67(a)(c)		3,821	3,568,614
Series 2022-NQM6, Class PT, 9.27%, 12/25/67(a)(c)		13,129	13,010,492
Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)(b)		3,095	3,139,487
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1-mo. CME Term SOFR + 1.46%), 6.25%, 11/25/35(c)		1,190	257,330
Deephaven Residential Mortgage Trust
Series 2022-2, Class M1, 4.33%, 03/25/67(a)(c)		1,629	1,362,176
Series 2022-3, Class B1, 5.27%, 07/25/67(a)(c)		1,716	1,465,577
Series 2022-3, Class M1, 5.27%, 07/25/67(a)(c)		3,171	2,858,359
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1-mo. CME Term SOFR + 0.45%), 5.80%, 08/25/47(c)		792	701,586
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(c)		276	226,591
Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)		176	144,496
Ellington Financial Mortgage Trust, Series 2022-4, Class B2, 5.95%, 09/25/67(a)(c)		2,288	2,113,540
Exmoor Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.90%), 03/25/94(c)(d)(f)	GBP	454	573,697
Series 2024-1, Class D, (1-day SONIA + 2.80%), 03/25/94(c)(d)(f)		197	248,936
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1, 5.63%, 02/25/36(c)	USD	21	13,231
GCAT Trust
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)(c)		1,642	1,179,460
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(c)		327	296,496
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GCAT Trust
Series 2022-NQM1, Class B1, 3.97%, 02/25/67(a)(c)	USD	564	$ 410,445
Series 2022-NQM4, Class A1, 5.27%, 08/25/67(a)(b)		5,440	5,382,217
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(c)		6,362	5,877,208
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 7.15%, 03/25/36(c)		421	366,365
GS Mortgage Securities Trust, Series 2019-PJ2, Class B4, 4.37%, 11/25/49(a)(c)		1,435	1,247,959
GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)(c)		649	587,721
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		36	53,170
Series 2007-OA2, Class 2A1, 3.15%, 06/25/47(c)		881	532,174
HarborView Mortgage Loan Trust
Series 2006-12, Class 1A1A, (1-mo. CME Term SOFR + 0.52%), 5.86%, 12/19/36(c)		5,240	4,019,078
Series 2007-3, Class 1A1A, (1-mo. CME Term SOFR + 0.51%), 5.85%, 05/19/37(c)		1,568	1,235,462
Series 2007-4, Class 2A2, (1-mo. CME Term SOFR + 0.61%), 5.70%, 07/19/47(c)		383	342,829
Homeward Opportunities Fund I Trust
Series 2020-2, Class A3, 3.20%, 05/25/65(a)(c)		5,763	5,486,427
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(b)		9,848	9,727,613
Series 2022-1, Class M1, 5.04%, 07/25/67(a)(c)		3,380	3,151,602
Impac CMB Trust
Series 2004-11, Class 1A2, (1-mo. CME Term SOFR + 0.63%), 5.98%, 03/25/35(c)		652	858,944
Series 2005-6, Class 1A1, (1-mo. CME Term SOFR + 0.61%), 5.96%, 10/25/35(c)		456	399,155
Impac Secured Assets Corp., Series 2004-4, Class M5, (1-mo. CME Term SOFR + 1.76%), 7.11%, 02/25/35(c)		1,366	1,261,375
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. CME Term SOFR + 0.45%), 5.80%, 11/25/36(c)		825	728,501
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1-mo. CME Term SOFR + 0.35%), 5.70%, 07/25/36(c)		288	275,091
Series 2006-AR35, Class 2A1A, (1-mo. CME Term SOFR + 0.45%), 5.80%, 01/25/37(c)		583	513,134
Series 2007-AR19, Class 3A1, 3.78%, 09/25/37(c)		2,492	1,577,420
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.59%), 5.94%, 08/25/37(c)		523	450,544
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1-mo. CME Term SOFR + 0.53%), 5.88%, 03/25/37(c)		874	825,279
Series 2007-A2, Class 2A1, 4.88%, 05/25/37(c)		170	145,712
JPMorgan Mortgage Trust
Series 2021-4, Class B3, 2.90%, 08/25/51(a)(c)		3,562	2,748,842
Series 2021-INV5, Class A5A, 2.50%, 12/25/51(a)(c)		8,848	6,941,740
Series 2021-INV5, Class B4, 3.19%, 12/25/51(a)(c)		1,250	964,072

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-INV5, Class B5, 3.19%, 12/25/51(a)(c)	USD	437	$ 317,779
Series 2021-INV5, Class B6, 3.07%, 12/25/51(a)(c)		1,495	604,338
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(c)		24,028	20,835,227
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(c)		10,539	6,829,940
Series 2021-INV7, Class A5A, 2.50%, 02/25/52(a)(c)		5,252	4,120,449
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(c)		3,173	2,599,185
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(c)		745	603,871
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(c)		1,036	829,791
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(c)		551	424,975
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(c)		227	164,543
Series 2021-INV7, Class B6, 3.20%, 02/25/52(a)(c)		742	296,278
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75%, 04/25/61(a)(b)		16,122	15,824,184
Lehman XS Trust
Series 2007-16N, Class AF2, (1-mo. CME Term SOFR + 2.01%), 7.36%, 09/25/47(c)		1,693	2,178,945
Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 7.76%, 12/25/37(c)		435	412,540
MASTR Resecuritization Trust, Series 2008-3, Class A1, 4.78%, 08/25/37(a)(c)		630	233,629
MCM Trust
Series 2021-VFN1, Class Cert, 3.00%, 09/25/31(a)(g)		14,556	9,528,133
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(a)(g)		15,780	15,130,214
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1-mo. CME Term SOFR + 0.53%), 5.88%, 04/25/37(c)		981	773,455
Merrill Lynch Mortgage Investors Trust
Series 2006-A3, Class 6A1, 5.02%, 05/25/36(c)		546	481,341
Series 2006-AF2, Class AV1, (1-mo. CME Term SOFR + 0.43%), 5.78%, 09/25/37(c)		716	382,348
MFA Trust
Series 2020-NQM1, Class A3, 2.30%, 08/25/49(a)(c)		116	106,309
Series 2021-NQM1, Class B1, 3.51%, 04/25/65(a)(c)		3,310	2,560,995
Series 2022-NQM1, Class B1, 4.26%, 12/25/66(a)(c)		1,000	793,404
Series 2022-NQM1, Class M1, 4.26%, 12/25/66(a)(c)		3,429	2,950,651
Series 2024-RTL1, Class A1, 7.09%, 02/25/29(a)(b)		5,663	5,653,483
Miltonia Mortgage Finance Srl, Series 1, Class B, (3-mo. EURIBOR + 1.30%), 5.09%, 04/28/62(c)(f)	EUR	1,776	1,860,680
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1-mo. CME Term SOFR + 0.27%), 5.76%, 12/26/46(a)(c)	USD	684	613,451
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B3, 6.87%, 06/25/44(a)(c)	USD	323	$ 322,309
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1-mo. LIBOR US + 0.34%), 5.78%, 04/16/36(a)(c)		1,731	1,662,098
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1, 6.50%, 03/25/34(a)		1,624	1,396,428
Series 2004-R1, Class A2, 7.50%, 03/25/34(a)		373	330,240
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)		708	676,364
Series 2020-RPL1, Class B3, 3.87%, 11/25/59(a)(c)		6,210	4,372,744
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(c)		1,327	949,674
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(c)		250	240,756
Series 2006-AF1, Class 1A4, 7.13%, 05/25/36(b)		509	89,709
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.95%), 6.30%, 06/25/37(c)		257	205,006
Preston Ridge Partners Mortgage LLC
Series 2022-1, Class A1, 3.72%, 02/25/27(a)(b)		699	687,031
Series 2022-NQM1, Class B1, 5.43%, 08/25/67(a)(c)		471	434,418
Series 2023-1, Class A1, 6.88%, 02/25/28(a)(c)		7,304	7,330,544
PRET LLC
Series 2024-NPL1, Class A1, 7.14%, 01/25/54(a)(b)		11,553	11,583,535
Series 2024-NPL2, Class A1, 7.02%, 02/25/54(a)(b)		10,776	10,745,577
Series 2024-RN2, Class A1, 04/25/54(a)(b)(d)		2,148	2,147,998
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(c)		1,400	1,179,648
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(c)		749	717,894
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(c)		5,571	5,478,656
RALI Trust
Series 2006-QA10, Class A2, (1-mo. CME Term SOFR + 0.47%), 5.82%, 12/25/36(c)		2,479	2,109,824
Series 2007-QH9, Class A1, 6.43%, 11/25/37(c)		452	369,587
Series 2007-QO2, Class A1, (1-mo. CME Term SOFR + 0.26%), 5.61%, 02/25/47(c)		225	75,179
RCO VI Mortgage LLC, Series 2022-1, Class A1, 3.00%, 01/25/27(a)(b)		6,072	5,920,047
RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.02%, 01/25/29(a)(b)		7,181	7,159,100
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 5.80%, 06/25/35(a)(c)		190	178,743
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 5.86%, 09/25/35(a)(c)		65	54,398
Residential Mortgage Loan Trust, Series 2020-2, Class M1, 3.57%, 05/25/60(a)(c)		7,854	6,941,776

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
RFMSI Series Trust
Series 2006-SA2, Class 2A1, 5.62%, 08/25/36(c)	USD	4,344	$ 2,992,833
Series 2007-SA4, Class 3A1, 5.54%, 10/25/37(c)		277	165,436
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(c)		3,112	2,739,874
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(c)		2,135	1,545,062
Saluda Grade Alternative Mortgage Trust
Series 2024-RTL4, Class A1, 7.50%, 02/25/30(a)(b)		9,935	9,940,612
Series 2024-RTL5, Class A1, 7.76%, 04/25/30(a)(b)		5,768	5,811,139
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 3.81%, 05/25/57(c)		520	208,103
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1, 4.75%, 09/25/60(a)(c)		13,899	13,324,662
Series 2020-3, Class M1, 4.75%, 04/26/60(a)(c)		646	626,893
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 4.47%, 07/20/37(c)		728	524,843
SG Residential Mortgage Trust
Series 2022-2, Class A1, 5.35%, 08/25/62(a)(b)		1,159	1,142,250
Series 2022-2, Class B1, 5.28%, 08/25/62(a)(c)		2,583	2,324,808
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A3, 4.10%, 07/25/57(a)(b)		958	855,005
Stratton Mortgage Funding PLC, Series 2024-3, Class C, (1-day SONIA + 1.50%), 6.71%, 06/25/49(c)(f)	GBP	492	619,070
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 4.13%, 04/25/36(c)	USD	507	260,451
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1-mo. CME Term SOFR + 0.49%), 5.84%, 06/25/36(c)		1,667	1,398,237
Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 5.88%, 05/25/46(c)		316	209,767
Thornburg Mortgage Securities Trust
Series 2006-3, Class A1, 4.56%, 06/25/46(c)		968	594,208
Series 2007-3, Class 4A1, (12-mo. CME Term SOFR + 1.97%), 7.02%, 06/25/47(c)		3	2,609
Toorak Mortgage Corp.
Series 2021-INV1, Class B1, 3.29%, 07/25/56(a)(c)		937	700,977
Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(c)		3,051	2,408,929
TVC DSCR
Series 21-1, Class A, 2.38%, 02/01/51(g)		19,451	17,765,376
Series 21-1, Class CERT, 0.00%, 02/01/51(e)(g)		7,160	6,193,298
TVC Mortgage Trust, Series 2023-RTL1, Class A1, 8.25%, 11/25/27(a)(b)		3,528	3,524,461
Verus Securitization Trust
Series 2019-INV2, Class M1, 3.50%, 07/25/59(a)(c)		835	794,760
Series 2020-4, Class A3, 2.32%, 05/25/65(a)(b)		590	564,610
Series 2020-4, Class M1, 3.29%, 05/25/65(a)(c)		3,120	2,843,085
Series 2020-INV1, Class A2, 4.04%, 03/25/60(a)(c)		1,617	1,606,244
Series 2020-INV1, Class A3, 4.89%, 03/25/60(a)(c)		1,800	1,755,046
Series 2021-6, Class B1, 4.05%, 10/25/66(a)(c)		291	219,719
Series 2021-6, Class M1, 2.94%, 10/25/66(a)(c)		806	581,852
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Verus Securitization Trust
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(c)	USD	1,354	$ 993,812
Series 2022-3, Class B1, 4.07%, 02/25/67(a)(c)		3,879	2,985,594
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(c)		906	689,261
Series 2020-1, Class M1, 4.45%, 08/25/55(a)(c)		1,100	996,298
Series 2022-1, Class B1, 6.17%, 08/25/57(a)(c)		2,429	2,303,024
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(c)		748	692,211
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(c)		640	568,412
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(c)		1,480	1,359,709
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		802	595,199
Series 2006-4, Class 1A1, 6.00%, 04/25/36		1,756	1,555,134
Series 2006-4, Class 3A1, 7.00%, 05/25/36(b)		741	613,685
Series 2006-4, Class 3A5, 6.85%, 05/25/36(b)		287	237,950
Series 2006-AR10, Class A2A, (1-mo. CME Term SOFR + 0.45%), 5.80%, 12/25/36(c)		669	514,536
Series 2007-HY3, Class 4A1, 5.10%, 03/25/37(c)		28	25,016
Series 2007-OA1, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.72%), 5.87%, 12/25/46(c)		235	178,308
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 6.40%, 04/25/47(c)		934	765,059
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 5.90%, 06/25/47(c)		2,287	1,818,130
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 5.95%, 06/25/47(c)		1,007	782,894
Series 2007-OC2, Class A3, (1-mo. CME Term SOFR + 0.73%), 6.08%, 06/25/37(c)		905	838,722
Western Alliance Bank
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 8.49%, 07/25/59(a)(c)		6,183	6,395,294
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 9.04%, 07/25/59(a)(c)		8,140	8,434,014
			908,502,148
Commercial Mortgage-Backed Securities — 5.6%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.28%, 08/10/35(a)(c)		600	568,963
Series 2015-1211, Class D, 4.28%, 08/10/35(a)(c)		4,972	4,646,544
Series 2015-1211, Class E, 4.28%, 08/10/35(a)(c)		1,110	1,021,158
245 Park Avenue Trust
Series 2017-245P, Class D, 3.78%, 06/05/37(a)(c)		480	421,028
Series 2017-245P, Class E, 3.78%, 06/05/37(a)(c)		2,463	2,035,671
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 6.71%, 09/15/34(a)(c)		997	937,219
Series 2017-280P, Class D, (1-mo. CME Term SOFR + 1.84%), 7.16%, 09/15/34(a)(c)		2,920	2,657,762
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 7.75%, 09/15/34(a)(c)		7,007	6,375,264

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.47%, 11/15/55(c)	USD	1,000	$ 999,725
ACREC LLC, Series 2023-FL2, Class A, (1-mo. CME Term SOFR + 2.23%), 7.56%, 02/19/38(a)(c)		5,577	5,581,120
Alen Mortgage Trust
Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 6.59%, 04/15/34(a)(c)		1,144	1,041,581
Series 2021-ACEN, Class D, (1-mo. CME Term SOFR + 3.21%), 8.54%, 04/15/34(a)(c)		2,670	1,778,589
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E, 1.75%, 05/15/53(a)		636	426,708
Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		1,529	1,284,794
AREIT LLC
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 7.57%, 06/17/39(a)(c)		5,030	5,035,651
Series 2023-CRE8, Class A, (1-mo. CME Term SOFR + 2.11%), 7.44%, 08/17/41(a)(c)		2,932	2,928,281
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo. CME Term SOFR + 1.69%), 7.02%, 05/17/41(a)(c)		15,200	15,168,820
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 07/15/41(a)(c)(d)		8,860	8,837,845
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 7.60%, 04/15/35(a)(c)		1,525	1,485,827
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, (1-mo. CME Term SOFR + 2.25%), 7.58%, 12/15/36(a)(c)		3,269	3,058,553
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.72%, 04/14/33(a)(c)		1,641	1,541,947
Series 2017-SCH, Class AF, (1-mo. CME Term SOFR + 1.05%), 6.38%, 11/15/33(a)(c)		150	149,574
Series 2017-SCH, Class BF, (1-mo. CME Term SOFR + 1.45%), 6.78%, 11/15/33(a)(c)		2,870	2,777,621
Series 2017-SCH, Class CL, (1-mo. CME Term SOFR + 1.55%), 6.88%, 11/15/32(a)(c)		970	963,287
Series 2017-SCH, Class DL, (1-mo. CME Term SOFR + 2.05%), 7.38%, 11/15/32(a)(c)		1,930	1,916,950
BANK5 Trust, Series 2024-5YR6, Class A3, 6.23%, 05/15/57		7,430	7,676,395
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1-mo. CME Term SOFR + 0.59%), 5.94%, 11/25/35(a)(c)		1,350	1,286,676
Series 2005-4A, Class A1, (1-mo. CME Term SOFR + 0.56%), 5.91%, 01/25/36(a)(c)		2,762	2,594,560
Series 2005-4A, Class A2, (1-mo. CME Term SOFR + 0.70%), 6.05%, 01/25/36(a)(c)		42	39,339
Series 2005-4A, Class M1, (1-mo. CME Term SOFR + 0.79%), 6.14%, 01/25/36(a)(c)		111	103,923
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 6.00%, 04/25/36(a)(c)		145	134,644
Series 2006-2A, Class A2, (1-mo. CME Term SOFR + 0.53%), 5.88%, 07/25/36(a)(c)		481	458,615
Series 2006-3A, Class A1, (1-mo. CME Term SOFR + 0.49%), 5.84%, 10/25/36(a)(c)		191	182,997
Series 2006-3A, Class A2, (1-mo. CME Term SOFR + 0.56%), 5.91%, 10/25/36(a)(c)		133	127,817
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
Series 2006-4A, Class A1, (1-mo. CME Term SOFR + 0.46%), 5.81%, 12/25/36(a)(c)	USD	862	$ 817,490
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 5.87%, 03/25/37(a)(c)		647	608,591
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 1.61%), 6.96%, 12/25/37(a)(c)		1,676	1,451,669
Series 2008-2, Class A4A, (1-mo. CME Term SOFR + 2.61%), 7.96%, 04/25/38(a)(c)		1,168	1,144,017
BBCMS Mortgage Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		1,357	1,286,030
Series 2018-CHRS, Class E, 4.41%, 08/05/38(a)(c)		640	498,394
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 6.25%, 03/15/37(a)(c)		881	832,561
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 6.50%, 03/15/37(a)(c)		1,166	1,061,094
Series 2023-5C23, Class D, 7.70%, 12/15/56(a)(c)		553	537,563
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36(a)(c)		790	705,836
BDS LLC, Series 2022-FL12, Class A, (1-mo. CME Term SOFR + 2.14%), 7.48%, 08/19/38(a)(c)		3,060	3,065,709
BFLD Trust
Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 9.14%, 10/15/35(a)(c)		3,978	229,379
Series 2024-VICT, Class A, (1-mo. CME Term SOFR + 1.89%), 7.19%, 07/15/41(a)(c)		4,170	4,159,408
BHMS, Series 2018-ATLS, Class A, (1-mo. CME Term SOFR + 1.55%), 6.88%, 07/15/35(a)(c)		3,696	3,690,102
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 7.02%, 03/15/40(a)(c)		3,610	3,603,240
BMP, Series 2024-MF23, Class E, (1-mo. CME Term SOFR + 3.39%), 8.72%, 06/15/41(a)(c)		2,636	2,616,253
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-mo. CME Term SOFR + 1.77%), 7.10%, 05/15/39(a)(c)		2,431	2,428,767
BPR Trust, Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 8.33%, 05/15/39(a)(c)		1,270	1,279,229
BSST Mortgage Trust
Series 2021-SSCP, Class A, (1-mo. CME Term SOFR + 0.86%), 6.19%, 04/15/36(a)(c)		4,841	4,780,590
Series 2021-SSCP, Class B, (1-mo. CME Term SOFR + 1.21%), 6.54%, 04/15/36(a)(c)		3,597	3,514,171
Series 2021-SSCP, Class C, (1-mo. CME Term SOFR + 1.46%), 6.79%, 04/15/36(a)(c)		4,418	4,316,005
Series 2021-SSCP, Class D, (1-mo. CME Term SOFR + 1.71%), 7.04%, 04/15/36(a)(c)		4,138	4,016,529
Series 2021-SSCP, Class E, (1-mo. CME Term SOFR + 2.21%), 7.54%, 04/15/36(a)(c)		3,519	3,377,019
Series 2021-SSCP, Class F, (1-mo. CME Term SOFR + 3.01%), 8.34%, 04/15/36(a)(c)		3,382	3,250,917
Series 2021-SSCP, Class G, (1-mo. CME Term SOFR + 3.91%), 9.24%, 04/15/36(a)(c)		3,806	3,612,852
Series 2021-SSCP, Class H, (1-mo. CME Term SOFR + 5.02%), 10.35%, 04/15/36(a)(c)		2,674	2,533,235

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)	USD	1,962	$ 1,862,087
Series 2013-1515, Class D, 3.63%, 03/10/33(a)		1,400	1,245,951
Series 2013-1515, Class E, 3.72%, 03/10/33(a)		250	220,500
Series 2013-1515, Class F, 4.06%, 03/10/33(a)(c)		250	218,190
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.66%, 03/09/44(a)(c)		2,550	2,217,130
Series 2020-VIV3, Class B, 3.66%, 03/09/44(a)(c)		3,862	3,408,082
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		4,397	3,808,711
Series 2020-VKNG, Class A, (1-mo. CME Term SOFR + 1.04%), 6.37%, 10/15/37(a)(c)		444	441,847
Series 2020-VKNG, Class F, (1-mo. CME Term SOFR + 2.86%), 8.19%, 10/15/37(a)(c)		3,269	3,211,682
Series 2021-NWM, Class A, (1-mo. CME Term SOFR + 1.02%), 6.35%, 02/15/33(a)(c)		14,245	14,018,281
Series 2021-NWM, Class B, (1-mo. CME Term SOFR + 2.26%), 7.59%, 02/15/33(a)(c)		8,728	8,619,770
Series 2021-NWM, Class C, (1-mo. CME Term SOFR + 4.36%), 9.69%, 02/15/33(a)(c)		5,842	5,822,011
Series 2021-SOAR, Class G, (1-mo. CME Term SOFR + 2.91%), 8.24%, 06/15/38(a)(c)		3,573	3,505,859
Series 2022-CSMO, Class B, (1-mo. CME Term SOFR + 3.14%), 8.47%, 06/15/27(a)(c)		3,905	3,911,102
Series 2022-CSMO, Class C, (1-mo. CME Term SOFR + 3.89%), 9.22%, 06/15/27(a)(c)		1,760	1,763,850
Series 2023-VLT3, Class A, (1-mo. CME Term SOFR + 1.94%), 7.27%, 11/15/28(a)(c)		1,720	1,707,116
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 7.09%, 12/09/40(a)(c)		5,746	5,749,578
Series 2023-XL3, Class D, (1-mo. CME Term SOFR + 3.59%), 8.92%, 12/09/40(a)(c)		7,630	7,641,885
Series 2024-KING, Class A, (1-mo. CME Term SOFR + 1.54%), 6.87%, 05/15/34(a)(c)		4,390	4,392,695
Series 2024-MDHS, Class A, (1-mo. CME Term SOFR + 1.64%), 6.97%, 05/15/41(a)(c)		17,283	17,239,765
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 6.77%, 02/15/39(a)(c)		1,540	1,534,693
Series 2024-MF, Class E, (1-mo. CME Term SOFR + 3.74%), 9.07%, 02/15/39(a)(c)		3,823	3,792,929
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 6.77%, 02/15/39(a)(c)		3,280	3,268,632
Series 2024-XL4, Class D, (1-mo. CME Term SOFR + 3.14%), 8.47%, 02/15/39(a)(c)		9,643	9,618,665
Series 2024-XL4, Class E, (1-mo. CME Term SOFR + 4.19%), 9.52%, 02/15/39(a)(c)		5,220	5,131,803
Series 2024-XL5, Class A, (1-mo. CME Term SOFR + 1.39%), 6.72%, 03/15/41(a)(c)		223	221,232
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		693	616,205
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(c)		8,267	7,309,590
Series 2019-OC11, Class E, 4.08%, 12/09/41(a)(c)		4,881	4,129,597
Series 2021-ARIA, Class A, (1-mo. CME Term SOFR + 1.01%), 6.34%, 10/15/36(a)(c)		946	934,175
Series 2021-ARIA, Class D, (1-mo. CME Term SOFR + 2.01%), 7.34%, 10/15/36(a)(c)		2,090	2,050,836
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2021-ARIA, Class G, (1-mo. CME Term SOFR + 3.26%), 8.59%, 10/15/36(a)(c)	USD	1,831	$ 1,750,017
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 6.24%, 02/15/36(a)(c)		2,604	2,570,625
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 6.24%, 02/15/36(a)(c)		964	952,550
Series 2021-LBA, Class FJV, (1-mo. CME Term SOFR + 2.51%), 7.84%, 02/15/36(a)(c)		6,390	6,155,960
Series 2021-LBA, Class FV, (1-mo. CME Term SOFR + 2.51%), 7.84%, 02/15/36(a)(c)		4,055	3,906,722
Series 2021-LBA, Class GJV, (1-mo. CME Term SOFR + 3.11%), 8.44%, 02/15/36(a)(c)		1,244	1,175,382
Series 2021-LBA, Class GV, (1-mo. CME Term SOFR + 3.11%), 8.44%, 02/15/36(a)(c)		4,206	3,973,456
Series 2021-MFM1, Class E, (1-mo. CME Term SOFR + 2.36%), 7.69%, 01/15/34(a)(c)		1,264	1,239,869
Series 2021-MFM1, Class F, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/15/34(a)(c)		1,954	1,911,594
Series 2021-VIEW, Class F, (1-mo. CME Term SOFR + 4.04%), 9.37%, 06/15/36(a)(c)		1,482	1,316,720
Series 2022-GPA, Class A, (1-mo. CME Term SOFR + 2.17%), 7.49%, 08/15/39(a)(c)		19,699	19,704,919
Series 2022-GPA, Class B, (1-mo. CME Term SOFR + 2.66%), 7.99%, 08/15/41(a)(c)		611	611,351
Series 2022-GPA, Class D, (1-mo. CME Term SOFR + 4.06%), 9.39%, 08/15/43(a)(c)		3,109	3,114,872
Series 2022-LBA6, Class A, (1-mo. CME Term SOFR + 1.00%), 6.33%, 01/15/39(a)(c)		1,533	1,515,754
Series 2022-LBA6, Class D, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/15/39(a)(c)		2,890	2,876,299
Series 2022-VAMF, Class A, (1-mo. CME Term SOFR + 0.85%), 6.18%, 01/15/39(a)(c)		1,547	1,525,738
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 6.61%, 01/15/39(a)(c)		673	662,064
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 8.02%, 05/15/38(a)(c)		8,160	8,180,400
Series 2023-DELC, Class D, (1-mo. CME Term SOFR + 4.39%), 9.72%, 05/15/38(a)(c)		461	462,441
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 6.77%, 04/15/29(a)(c)		5,800	5,803,502
Series 2024-CNYN, Class D, (1-mo. CME Term SOFR + 2.69%), 8.02%, 04/15/29(a)(c)		2,256	2,233,850
Series 2024-CNYN, Class E, (1-mo. CME Term SOFR + 3.69%), 9.02%, 04/15/29(a)(c)		3,641	3,624,128
Series 2024-PALM, Class A, (1-mo. CME Term SOFR + 1.54%), 06/15/37(a)(c)(d)		15,000	14,929,833
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 7.42%, 03/15/41(a)(c)		3,750	3,745,312
Series 2024-PAT, Class C, (1-mo. CME Term SOFR + 4.44%), 9.77%, 03/15/41(a)(c)		8,022	8,015,460
Series 2024-PAT, Class D, (1-mo. CME Term SOFR + 5.39%), 10.72%, 03/15/41(a)(c)		3,845	3,841,917
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 6.81%, 07/15/29(a)(c)		18,600	18,576,661
Series 2024-VLT4, Class E, (1-mo. CME Term SOFR + 2.89%), 8.21%, 07/15/29(a)(c)		3,100	3,084,489
Series 2024-VLT4, Class F, (1-mo. CME Term SOFR + 3.94%), 9.26%, 07/15/29(a)(c)		7,980	7,910,250
BXP Trust
Series 2017-CC, Class D, 3.67%, 08/13/37(a)(c)		750	626,075

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BXP Trust
Series 2017-CC, Class E, 3.67%, 08/13/37(a)(c)	USD	1,450	$ 1,146,369
Series 2017-GM, Class D, 3.54%, 06/13/39(a)(c)		590	525,628
Series 2017-GM, Class E, 3.54%, 06/13/39(a)(c)		1,240	1,086,958
Series 2021-601L, Class D, 2.87%, 01/15/44(a)(c)		2,010	1,364,597
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1-mo. CME Term SOFR + 2.05%), 7.38%, 12/15/37(a)(c)		3,619	3,619,584
Cassia SRL, Series 2022-1A, Class A, (3-mo. EURIBOR + 2.50%), 6.32%, 05/22/34(a)(c)	EUR	7,964	8,516,508
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50	USD	850	788,436
Series 2017-CD5, Class B, 3.96%, 08/15/50(c)		2,091	1,944,127
Series 2017-CD6, Class B, 3.91%, 11/13/50(c)		597	523,448
CENT Trust, Series 2023-CITY, Class A, (1-mo. CME Term SOFR + 2.62%), 7.95%, 09/15/38(a)(c)		9,482	9,529,239
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		410	398,401
CFK Trust, Series 2019-FAX, Class D, 4.79%, 01/15/39(a)(c)		2,643	2,343,959
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class B, 3.77%, 02/10/48		990	969,889
Series 2015-P1, Class D, 3.23%, 09/15/48(a)		1,007	891,323
Series 2016-GC37, Class C, 5.08%, 04/10/49(c)		640	575,326
Series 2020-420K, Class E, 3.42%, 11/10/42(a)(c)		1,540	1,258,871
COAST Commercial Mortgage Trust
Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 7.92%, 08/15/36(a)(c)		2,681	2,678,004
Series 2023-2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 9.77%, 08/15/36(a)(c)		4,620	4,602,693
Cold Storage Trust
Series 2020-ICE5, Class A, (1-mo. CME Term SOFR + 1.01%), 6.34%, 11/15/37(a)(c)		8,008	7,978,392
Series 2020-ICE5, Class E, (1-mo. CME Term SOFR + 2.88%), 8.21%, 11/15/37(a)(c)		9,270	9,237,902
Series 2020-ICE5, Class F, (1-mo. CME Term SOFR + 3.61%), 8.93%, 11/15/37(a)(c)		7,356	7,347,574
Commercial Mortgage Trust
Series 2015-LC19, Class B, 3.83%, 02/10/48(c)		512	484,000
Series 2016-667M, Class D, 3.29%, 10/10/36(a)(c)		630	500,566
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 06/15/41(a)(c)(d)		8,360	8,332,148
Series 2024-WCL1, Class B, (1-mo. CME Term SOFR + 2.59%), 06/15/41(a)(c)(d)		2,509	2,500,681
Series 2024-WCL1, Class E, (1-mo. CME Term SOFR + 4.49%), 06/15/41(a)(c)(d)		3,312	3,301,089
Credit Suisse Mortgage Capital Certificates, Series 2022-LION, Class A, (1-mo. CME Term SOFR + 3.44%), 8.77%, 02/15/25(a)(c)(g)		10,100	9,782,212
Credit Suisse Mortgage Trust
Series 2017-CALI, Class C, 3.90%, 11/10/32(a)(c)		1,729	813,919
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust
Series 2017-PFHP, Class A, (1-mo. CME Term SOFR + 1.00%), 6.33%, 12/15/30(a)(c)	USD	900	$ 866,966
Series 2017-TIME, Class A, 3.65%, 11/13/39(a)		850	691,159
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.23%), 10.56%, 10/15/37(a)(c)		2,484	2,254,606
Series 2020-NET, Class D, 3.83%, 08/15/37(a)(c)		710	660,911
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 6.59%, 11/15/38(a)(c)		641	637,802
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 6.94%, 11/15/38(a)(c)		1,150	1,142,836
Series 2021-BHAR, Class C, (1-mo. CME Term SOFR + 2.11%), 7.44%, 11/15/38(a)(c)		5,338	5,298,094
Series 2021-BHAR, Class E, (1-mo. CME Term SOFR + 3.61%), 8.94%, 11/15/38(a)(c)		1,166	1,148,566
Series 2022-NWPT, Class A, (1-mo. CME Term SOFR + 3.14%), 8.47%, 09/09/24(a)(c)		5,652	5,682,491
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		2,271	2,351,049
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class B, 4.46%, 11/15/48(c)		2,410	2,313,938
Series 2018-CX12, Class C, 4.88%, 08/15/51(c)		570	501,927
Series 2019-C16, Class C, 4.24%, 06/15/52(c)		1,439	1,216,343
DBGS Mortgage Trust, Series 2018-5BP, Class B, (1-mo. CME Term SOFR + 1.08%), 6.41%, 06/15/33(a)(c)		2,890	2,450,693
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.14%, 06/10/37(a)(c)		2,584	2,585,054
DBWF Mortgage Trust, Series 2024-LCRS, Class A, (1-mo. CME Term SOFR + 1.74%), 7.07%, 04/15/37(a)(c)		705	703,238
DC Trust
Series 2024-HLTN, Class A, 5.93%, 04/13/28(a)(c)		830	818,565
Series 2024-HLTN, Class F, 10.66%, 04/13/28(a)(c)		2,180	2,178,617
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		1,430	1,364,752
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class D, 3.65%, 10/10/34(a)(c)		1,800	1,565,951
Series 2017-BRBK, Class E, 3.65%, 10/10/34(a)(c)		3,097	2,601,620
Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(c)		920	736,435
DK Trust
Series 2024-SPBX, Class A, (1-mo. CME Term SOFR + 1.50%), 6.83%, 03/15/34(a)(c)		4,850	4,819,671
Series 2024-SPBX, Class E, (1-mo. CME Term SOFR + 4.00%), 9.33%, 03/15/34(a)(c)		13,906	13,897,435
ELM Trust
Series 2024-ELM, Class A10, 5.80%, 06/10/39(a)(c)		4,860	4,864,105
Series 2024-ELM, Class A15, 5.80%, 06/10/39(a)(c)		4,860	4,864,105
Series 2024-ELM, Class E10, 7.79%, 06/10/39(a)(c)		6,375	6,378,601
ELP Commercial Mortgage Trust, Series 2021-ELP, Class G, (1-mo. CME Term SOFR + 3.23%), 8.56%, 11/15/38(a)(c)		2,485	2,433,081

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Extended Stay America Trust
Series 2021-ESH, Class D, (1-mo. CME Term SOFR + 2.36%), 7.69%, 07/15/38(a)(c)	USD	3,253	$ 3,250,599
Series 2021-ESH, Class E, (1-mo. CME Term SOFR + 2.96%), 8.29%, 07/15/38(a)(c)		6,941	6,927,991
Series 2021-ESH, Class F, (1-mo. CME Term SOFR + 3.81%), 9.14%, 07/15/38(a)(c)		16,301	16,240,136
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.72%, 10/25/27(a)(c)		1,190	1,068,394
Series 2018-K74, Class B, 4.23%, 02/25/51(a)(c)		120	114,144
Series 2018-K80, Class B, 4.38%, 08/25/50(a)(c)		1,043	987,880
FS Rialto Issuer Ltd., Series 2022-FL7, Class A, (1-mo. CME Term SOFR + 2.90%), 8.23%, 10/19/39(a)(c)		4,865	4,894,301
GCT Commercial Mortgage Trust, Series 2021-GCT, Class D, (1-mo. CME Term SOFR + 2.46%), 7.79%, 02/15/38(a)(c)		440	35,666
Grace Trust, Series 2020-GRCE, Class E, 2.77%, 12/10/40(a)(c)		1,489	1,077,107
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. CME Term SOFR + 1.54%), 6.87%, 03/15/39(a)(c)		2,970	2,963,499
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		2,750	2,701,050
GS Mortgage Securities Trust
Series 2014-GC20, Class B, 4.53%, 04/10/47(c)		33	32,238
Series 2015-590M, Class E, 3.93%, 10/10/35(a)(c)		1,100	931,339
Series 2015-GC32, Class C, 4.55%, 07/10/48(c)		1,049	994,194
Series 2017-GPTX, Class A, 2.86%, 05/10/34(a)		2,006	1,544,392
Series 2017-SLP, Class C, 3.92%, 10/10/32(a)		562	551,228
Series 2019-GSA1, Class C, 3.93%, 11/10/52(c)		260	218,344
Series 2021-DM, Class A, (1-mo. CME Term SOFR + 1.00%), 6.33%, 11/15/36(a)(c)		3,134	3,097,763
Series 2022-AGSS, Class A, (1-mo. CME Term SOFR + 2.69%), 8.02%, 11/15/27(a)(c)		7,870	7,860,208
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 7.52%, 08/15/39(a)(c)		5,160	5,163,225
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 7.42%, 03/15/28(a)(c)		3,500	3,504,375
Series 2023-SHIP, Class E, 7.68%, 09/10/38(a)(c)		16,757	16,622,993
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 7.02%, 05/15/41(a)(c)		18,775	18,763,266
HIG RCP LLC, Series 2023-FL1, Class A, (1-mo. CME Term SOFR + 2.27%), 7.60%, 09/19/38(a)(c)		4,280	4,285,210
HILT Commercial Mortgage Trust
Series 2024-ORL, Class A, (1-mo. CME Term SOFR + 1.54%), 6.87%, 05/15/37(a)(c)		5,375	5,361,562
Series 2024-ORL, Class D, (1-mo. CME Term SOFR + 3.19%), 8.52%, 05/15/37(a)(c)		6,057	6,041,857
HIT Trust, Series 2022-HI32, Class A, (1-mo. CME Term SOFR + 2.39%), 7.72%, 07/15/24(a)(c)		1,124	1,124,553
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, (1-mo. CME Term SOFR + 1.64%), 6.97%, 06/15/41(a)(c)	USD	2,750	$ 2,736,241
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(a)		3,390	2,886,246
HONO Mortgage Trust
Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 6.59%, 10/15/36(a)(c)		7,608	7,352,527
Series 2021-LULU, Class E, (1-mo. CME Term SOFR + 3.46%), 8.79%, 10/15/36(a)(c)		765	718,467
HTL Commercial Mortgage Trust
Series 2024-T53, Class A, 6.07%, 05/10/39(a)(c)		1,790	1,786,660
Series 2024-T53, Class E, 10.60%, 05/10/39(a)(c)		4,483	4,533,568
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A, 3.23%, 07/10/39(a)		195	173,286
Series 2019-55HY, Class F, 3.04%, 12/10/41(a)(c)		2,975	2,292,685
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 7.57%, 10/15/39(a)(c)		8,682	8,627,539
Independence Plaza Trust
Series 2018-INDP, Class B, 3.91%, 07/10/35(a)		700	665,424
Series 2018-INDP, Class C, 4.16%, 07/10/35(a)		1,600	1,512,264
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1-mo. CME Term SOFR + 2.49%), 7.82%, 08/15/39(a)(c)		5,685	5,695,625
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.29%, 12/15/48(a)(c)		785	685,700
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51		198	182,502
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 3.31%), 8.64%, 04/15/38(a)(c)		2,750	2,724,243
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, 2.95%, 09/06/38(a)(c)		3,688	3,395,624
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		1,819	1,646,411
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 6.59%, 06/15/35(a)(c)		1,720	1,608,319
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,528,997
Series 2019-MFP, Class E, (1-mo. CME Term SOFR + 2.21%), 7.54%, 07/15/36(a)(c)		2,460	2,398,514
Series 2020-609M, Class D, (1-mo. CME Term SOFR + 3.13%), 8.46%, 10/15/33(a)(c)		1,600	1,244,273
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 1.16%), 6.49%, 04/15/38(a)(c)		1,062	1,061,661
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.81%), 8.14%, 04/15/38(a)(c)		10,005	9,911,300
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.54%), 8.87%, 04/15/37(a)(c)		5,516	4,578,498
Series 2022-NXSS, Class A, (1-mo. CME Term SOFR + 2.18%), 7.51%, 09/15/39(a)(c)		9,160	9,168,587
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(c)		3,034	2,306,505

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JW Commercial Mortgage Trust
Series 2024-MRCO, Class A, (1-mo. CME Term SOFR + 1.62%), 06/15/39(a)(c)(d)	USD	2,840	$ 2,829,343
Series 2024-MRCO, Class D, (1-mo. CME Term SOFR + 3.19%), 06/15/39(a)(c)(d)		2,148	2,137,252
KSL Commercial Mortgage Trust
Series 2023-HT, Class A, (1-mo. CME Term SOFR + 2.29%), 7.62%, 12/15/36(a)(c)		6,423	6,439,057
Series 2023-HT, Class D, (1-mo. CME Term SOFR + 4.29%), 9.62%, 12/15/36(a)(c)		19,018	19,017,994
LBA Trust
Series 2024-BOLT, Class A, (1-mo. CME Term SOFR + 1.59%), 6.92%, 06/15/26(a)(c)		12,850	12,789,766
Series 2024-BOLT, Class F, (1-mo. CME Term SOFR + 4.44%), 9.77%, 06/15/26(a)(c)		1,058	1,055,273
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class M3, (1-mo. CME Term SOFR + 0.56%), 5.91%, 09/25/36(a)(c)		1,116	1,059,278
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 8.02%, 08/15/40(a)(c)		2,294	2,305,155
MAD Mortgage Trust
Series 2017-330M, Class D, 4.11%, 08/15/34(a)(c)		1,085	922,250
Series 2017-330M, Class E, 4.17%, 08/15/34(a)(c)		1,846	1,421,420
MCR Mortgage Trust
Series 2024-HTL, Class A, (1-mo. CME Term SOFR + 1.76%), 7.09%, 02/15/37(a)(c)		296	296,191
Series 2024-HTL, Class E, (1-mo. CME Term SOFR + 4.65%), 9.98%, 02/15/37(a)(c)		2,587	2,602,520
Series 2024-TWA, Class A, 5.92%, 06/12/39(a)		3,570	3,563,522
Series 2024-TWA, Class E, 8.73%, 06/12/39(a)		3,008	2,996,760
Med Trust
Series 2021-MDLN, Class E, (1-mo. CME Term SOFR + 3.26%), 8.59%, 11/15/38(a)(c)		1,038	1,037,370
Series 2021-MDLN, Class F, (1-mo. CME Term SOFR + 4.11%), 9.44%, 11/15/38(a)(c)		3,419	3,417,053
Series 2021-MDLN, Class G, (1-mo. CME Term SOFR + 5.36%), 10.69%, 11/15/38(a)(c)		20,437	20,430,749
MF1, Series 2021-W10, Class G, (1-mo. CME Term SOFR + 4.22%), 9.55%, 12/15/34(a)(c)		1,005	948,660
MF1 LLC, Series 2024-FL14, Class A, (1-mo. CME Term SOFR + 1.74%), 7.08%, 03/19/39(a)(c)		1,770	1,766,124
MFT Trust, Series 2020-ABC, Class C, 3.59%, 02/10/42(a)(c)		1,773	1,084,309
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.92%), 6.24%, 04/15/38(a)(c)		216	213,841
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.22%), 7.54%, 04/15/38(a)(c)		3,880	3,838,625
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 8.04%, 04/15/38(a)(c)		494	488,773
MHP, Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 8.19%, 07/15/38(a)(c)		2,100	2,071,148
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)		3,432	3,533,844
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.67%, 10/15/48(c)		2,910	2,735,567
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class F, (1-mo. CME Term SOFR + 4.65%), 9.98%, 11/15/34(a)(c)	USD	1,413	$ 1,394,311
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 12.53%, 11/15/34(a)(c)		1,612	1,590,485
Series 2017-HR2, Class D, 2.73%, 12/15/50		430	350,252
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(c)		2,730	1,700,453
Series 2018-SUN, Class A, (1-mo. CME Term SOFR + 1.20%), 6.53%, 07/15/35(a)(c)		1,410	1,408,681
Series 2018-SUN, Class F, (1-mo. CME Term SOFR + 2.85%), 8.18%, 07/15/35(a)(c)		28	27,915
Series 2019-H6, Class D, 3.00%, 06/15/52(a)		630	485,065
MSDB Trust, Series 2017-712F, Class B, 3.57%, 07/11/39(a)(c)		1,650	1,391,046
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, 12/15/56(c)		973	1,022,578
MTN Commercial Mortgage Trust
Series 2022-LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 6.73%, 03/15/39(a)(c)		1,330	1,313,791
Series 2022-LPFL, Class F, (1-mo. CME Term SOFR + 5.29%), 10.62%, 03/15/39(a)(c)		1,362	1,290,741
Natixis Commercial Mortgage Securities Trust
Series 2018-SOX, Class A, 4.40%, 06/17/38(a)		4,162	3,947,814
Series 2019-LVL, Class D, 4.44%, 08/15/38(a)		1,550	1,308,446
NJ Trust, Series 2023-GSP, Class A, 6.70%, 01/06/29(a)(c)		2,430	2,504,906
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39(a)(c)		2,910	1,989,846
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,888	1,598,512
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		1,754	1,454,360
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 6.39%, 01/15/36(a)(c)		1,815	1,765,866
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 6.69%, 01/15/36(a)(c)		2,857	2,723,388
Series 2020-1NYP, Class B, (1-mo. CME Term SOFR + 1.61%), 6.94%, 01/15/36(a)(c)		2,345	2,200,679
Series 2020-1NYP, Class D, (1-mo. CME Term SOFR + 2.86%), 8.19%, 01/15/36(a)(c)		960	796,078
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 8.42%, 10/15/28(a)(c)		5,137	5,195,079
PFP Ltd., Series 2022-9, Class A, (1-mo. CME Term SOFR + 2.27%), 7.61%, 08/19/35(a)(c)		5,272	5,265,410
PGA Trust, Series 2024-RSR2, Class A, (1-mo. CME Term SOFR + 1.89%), 7.22%, 06/15/39(a)(c)		2,559	2,552,602
Ready Capital Mortgage Financing LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.55%), 7.90%, 10/25/39(a)(c)		7,754	7,768,894
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.47%), 7.81%, 06/25/37(a)(c)		1,391	1,393,609
Series 2023-FL11, Class A, (1-mo. CME Term SOFR + 2.37%), 7.72%, 10/25/39(a)(c)		4,659	4,672,429
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. CME Term SOFR + 2.25%), 7.58%, 01/19/37(a)(c)		10,125	10,076,961
SG Commercial Mortgage Securities Trust
Series 2019-PREZ, Class D, 3.59%, 09/15/39(a)(c)		2,200	1,799,391

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
SG Commercial Mortgage Securities Trust
Series 2019-PREZ, Class E, 3.59%, 09/15/39(a)(c)	USD	1,792	$ 1,428,806
SHER Trust, Series 2024-DAL, Class A, (1-mo. CME Term SOFR + 1.64%), 6.97%, 04/15/37(a)(c)		2,836	2,814,756
SREIT Trust
Series 2021-MFP, Class F, (1-mo. CME Term SOFR + 2.74%), 8.07%, 11/15/38(a)(c)		5,167	5,139,634
Series 2021-MFP2, Class F, (1-mo. CME Term SOFR + 2.73%), 8.06%, 11/15/36(a)(c)		4,101	4,044,937
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. CME Term SOFR + 2.19%), 7.52%, 05/15/37(a)(c)		12,494	12,556,470
THPT Mortgage Trust, Series 2023-THL, Class A, 7.23%, 12/10/34(a)(c)		1,615	1,637,864
TPGI Trust, Series 2021-DGWD, Class E, (1-mo. CME Term SOFR + 2.46%), 7.79%, 06/15/26(a)(c)		641	637,629
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/33(a)(c)		2,230	2,301,148
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4, 3.68%, 12/15/50		880	824,368
UK Logistics DAC, Series 2024-1X, Class A, (1-day SONIA + 1.65%), 6.87%, 05/17/34(c)(f)	GBP	1,165	1,474,157
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(c)	USD	212	186,297
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(c)		128	110,595
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		109	97,355
Series 2020-1, Class AFX, 2.61%, 02/25/50(a)(c)		3,130	2,827,788
Series 2020-1, Class M1, 2.80%, 02/25/50(a)(c)		560	474,548
Series 2020-1, Class M2, 2.98%, 02/25/50(a)(c)		660	557,672
Series 2021-4, Class A, 2.52%, 12/26/51(a)(c)		9,350	8,266,569
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(c)		1,045	800,926
Series 2022-2, Class M3, 5.80%, 04/25/52(a)(c)		2,080	1,868,866
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(c)		890	867,845
Series 2022-4, Class M3, 7.54%, 08/25/52(a)(c)		672	615,889
Series 2023-2, Class A, 6.22%, 05/25/53(a)(c)		3,295	3,283,969
Series 2023-2, Class M1, 7.03%, 05/25/53(a)(c)		1,916	1,928,264
Series 2024-1, Class A, 6.55%, 01/25/54(a)(c)		7,494	7,511,452
Series 2024-1, Class M2, 7.23%, 01/25/54(a)(c)		632	633,813
Series 2024-1, Class M3, 8.44%, 01/25/54(a)(c)		734	742,705
VNDO Trust, Series 2016-350P, Class D, 4.03%, 01/10/35(a)(c)		3,390	3,086,001
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo. CME Term SOFR + 1.53%), 6.86%, 01/15/59(c)		2,978	2,938,834
Series 2016-C34, Class A3FL, (1-mo. CME Term SOFR + 1.15%), 6.48%, 06/15/49(a)(c)		1,830	1,794,921
Series 2018-1745, Class A, 3.87%, 06/15/36(a)(c)		1,253	1,096,036
Series 2018-AUS, Class A, 4.19%, 08/17/36(a)(c)		1,680	1,573,930
Series 2019-C49, Class D, 3.00%, 03/15/52(a)		514	405,103
Series 2024-1CHI, Class A, 5.31%, 07/15/35(a)(c)		2,829	2,775,295
Series 2024-BPRC, Class B, 6.22%, 07/15/43(a)		4,292	4,334,916
Series 2024-BPRC, Class C, 6.43%, 07/15/43(a)		2,732	2,732,000
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2024-BPRC, Class D, 7.08%, 07/15/43(a)	USD	1,160	$ 1,148,395
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.20%, 11/15/47(c)		770	719,385
WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class A, (1-mo. CME Term SOFR + 2.79%), 8.12%, 11/15/27(a)(c)		6,274	6,283,796
Series 2022-WMRK, Class B, (1-mo. CME Term SOFR + 3.44%), 8.77%, 11/15/27(a)(c)		2,500	2,502,350
			1,046,141,107
Interest Only Collateralized Mortgage Obligations — 0.1%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(c)(e)		102,262	3,923,301
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class XS, 0.82%, 10/25/63(a)(c)		57,464	942,736
Series 2024-NQM1, Class XS, 2.45%, 01/25/64(a)(c)		46,320	2,223,296
Series 2024-NQM3, Class XS, 0.00%, 06/25/64(a)(c)		47,790	2,200,180
JPMorgan Mortgage Trust
Series 2021-INV5, Class A2X, 0.50%, 12/25/51(a)(c)		50,032	1,372,735
Series 2021-INV5, Class A5X, 0.50%, 12/25/51(a)(c)		5,372	147,404
Series 2021-INV5, Class AX1, 0.19%, 12/25/51(a)(c)		96,704	965,321
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(c)		26,034	721,083
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(c)		15,403	293,626
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(c)		6,756	294,477
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(c)		2,835	78,513
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(c)		51,028	732,358
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 0.67%, 07/25/56(a)(c)		2,726	302,333
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 3.72%, 02/25/38(a)(c)		11,834	2,635,676
			16,833,039
Interest Only Commercial Mortgage-Backed Securities — 0.1%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 06/05/37(a)(c)		13,000	62,473
BANK, Series 2019-BN20, Class XB, 0.47%, 09/15/62(c)		39,279	663,760
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.73%, 02/15/50(c)		11,850	164,283
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 1.04%, 08/10/35(a)(c)		15,723	326,640
Series 2020-C7, Class XB, 1.10%, 04/15/53(c)		1,596	80,802
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.18%, 03/15/52(c)		12,704	459,520
Series 2020-B17, Class XB, 0.65%, 03/15/53(c)		7,100	155,391
Series 2021-B23, Class XA, 1.37%, 02/15/54(c)		27,276	1,539,951

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.95%, 06/15/56(c)	USD	14,330	$ 714,391
BX Trust, Series 2022-GPA, Class XCP, 0.00%, 08/15/23(a)(c)(e)		107,548	3,151
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.86%, 01/10/48(a)(c)		5,497	117,961
Series 2016-C4, Class XB, 0.85%, 05/10/58(c)		5,810	64,869
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class X, 0.91%, 11/10/42(a)(c)		46,500	1,979,184
Commercial Mortgage Pass-Through Certificates
Series 2015-3BP, Class XA, 0.17%, 02/10/35(a)(c)		150,000	49,665
Series 2015-CR25, Class XA, 0.94%, 08/10/48(c)		4,007	24,021
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)(c)		3,200	178,263
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.26%, 11/15/50(c)		12,490	105,226
Series 2019-C16, Class XA, 1.70%, 06/15/52(c)		29,936	1,750,798
Series 2019-C17, Class XA, 1.46%, 09/15/52(c)		9,555	498,289
Series 2019-C17, Class XB, 0.68%, 09/15/52(c)		19,090	453,493
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.43%, 04/10/37(a)(c)		21,535	279,145
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)		5,780	139,712
ELM Trust
Series 2024-ELM, Class XP10, 0.23%, 06/10/39(a)(c)		51,484	220,388
Series 2024-ELM, Class XP15, 1.56%, 06/10/39(a)(c)		46,635	1,322,629
FREMF Mortgage Trust, Series 2019-KW08, Class X2A, 0.10%, 01/25/29(a)		153,219	511,980
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.40%, 05/03/32(a)(c)		21,000	34,549
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.93%, 11/10/52(c)		7,732	268,161
Series 2020-GSA2, Class XA, 1.82%, 12/12/53(a)(c)		18,322	1,426,136
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.83%, 09/15/47(c)		891	48
Series 2014-C23, Class XA, 0.65%, 09/15/47(c)		12,034	2,497
Series 2015-C29, Class XA, 0.68%, 05/15/48(c)		1,289	4,584
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)		4,940	71,622
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.64%, 04/15/46(c)		4,570	184
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)		13,040	174,217
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class XA, 1.32%, 02/15/36(a)(c)	USD	3,553	$ 119,567
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.99%, 03/10/50(a)(c)		2,409	38,460
MCR Mortgage Trust, Series 2024-TWA, Class XA, 0.92%, 06/12/39(a)		16,557	338,862
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.28%, 12/15/47(a)(c)		4,370	50,985
Series 2015-C26, Class XD, 1.45%, 10/15/48(a)(c)		4,490	64,907
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.75%, 03/15/49(a)(c)		13,984	319,761
Series 2017-H1, Class XD, 2.30%, 06/15/50(a)(c)		3,293	175,458
Series 2019-H6, Class XB, 0.86%, 06/15/52(c)		23,510	701,534
Series 2019-L2, Class XA, 1.17%, 03/15/52(c)		8,558	314,033
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/56(c)		56,256	3,618,461
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)(c)		36,697	350,655
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(c)(e)(g)		44,225	4
Series 2017-1MKT, Class XNCP, 0.22%, 02/10/32(a)(c)		8,845	23,002
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.58%, 10/15/52(c)		30,677	1,794,548
Series 2019-C18, Class XA, 1.13%, 12/15/52(c)		34,194	1,257,525
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class XA, 1.15%, 12/15/48(c)		2,105	20,525
Series 2016-BNK1, Class XD, 1.39%, 08/15/49(a)(c)		4,420	95,076
Series 2019-C50, Class XA, 1.57%, 05/15/52(c)		21,491	1,045,681
Series 2024-BPRC, Class X, 0.31%, 07/15/43(a)(c)		33,871	328,989
			24,506,016
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(e)		1,511	203,076
Total Non-Agency Mortgage-Backed Securities — 10.6% (Cost: $2,091,322,038)			1,996,185,386
Preferred Securities
Capital Trusts — 0.1%
Banks — 0.1%
Ahli United Sukuk Ltd., 3.88%(f)(n)		350	327,250
Banco de Credito e Inversiones SA, 8.75%(a)(n)		215	226,068
Banco Mercantil del Norte SA, 5.88%(a)(n)		252	235,982
Bangkok Bank PCL, 5.00%(f)(n)		500	486,250
Barclays PLC, 4.38%(n)		462	387,943
BNP Paribas SA, 4.63%(a)(n)		462	415,788
Citigroup, Inc., Series Y, 4.15%(n)		433	404,152
Emirates NBD Bank PJSC, 6.13%(f)(n)		425	421,547

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co., Series KK, 3.65%(n)	USD	433	$ 409,557
Krung Thai Bank PCL, 4.40%(f)(n)		500	475,313
Rizal Commercial Banking Corp., 6.50%(f)(n)		500	494,062
Sumitomo Mitsui Financial Group, Inc., 6.60%(n)		10,716	10,645,906
			14,929,818
Capital Markets — 0.0%
UBS Group AG
4.88%(a)(n)		483	442,342
9.25%(a)(n)		1,875	2,099,798
			2,542,140
Electric Utilities — 0.0%
AES Andes SA, 06/10/55(a)(d)		2,200	2,195,600
Media — 0.0%
Paramount Global, 6.38%, 03/30/62		1,698	1,499,601
Real Estate Management & Development — 0.0%
MAF Global Securities Ltd., 6.38%(f)(n)		200	196,775
Total Capital Trusts — 0.1%			21,363,934
	Shares
Preferred Stocks — 0.3%
Financial Services — 0.0%
SCI PH, Inc. (Acquired 02/10/23, cost $1,875,000)(g)(i)	1,875	1,819,781
Household Durables — 0.1%
Dream Finders Homes, Inc.(g)	15,124	14,443,420
IT Services — 0.0%
Cap Hill Brands(g)	2,670,520	560,809
Oil, Gas & Consumable Fuels — 0.0%
Insight M, Inc.(g)	3,271,821	1,142,847
Software — 0.1%
Versa Networks, Inc. (Acquired 10/14/22, cost $12,017,972)(g)(i)	4,118,274	16,514,279
Specialty Retail — 0.1%
Davidson Homes(g)	18,658	17,002,103
Total Preferred Stocks — 0.3%		51,483,239
Total Preferred Securities — 0.4% (Cost: $74,202,661)		72,847,173
		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	1,620,650
Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2003-W5, Class A, (1-mo. LIBOR US + 0.11%), 5.56%, 04/25/33(c)		1	828
Freddie Mac, Series 2015-HQ2, Class B, (SOFR (30-day) + 8.06%), 13.40%, 05/25/25(c)		508	534,952
			535,780
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32(c)		197	194,865
Freddie Mac, Series KJ48, Class A2, 5.03%, 10/25/31		2,327	2,335,074
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Ginnie Mae
Series 2023-118, Class BA, 3.75%, 05/16/65(c)	USD	1,377	$ 1,293,227
Series 2023-119, Class AD, 2.25%, 04/16/65		2,551	2,022,381
			5,845,547
Interest Only Collateralized Mortgage Obligations — 0.3%
Fannie Mae
Series 2020-32, Class PI, 4.00%, 05/25/50		5,307	1,113,270
Series 2021-50, Class IO, 4.00%, 08/25/51		7,743	1,515,310
Series 427, Class C71, 3.00%, 10/25/49		26,425	4,337,033
Series 437, Class C11, 3.00%, 07/25/52		32,627	5,796,682
Freddie Mac
Series 5081, Class AI, 3.50%, 03/25/51		4,707	875,417
Series 5112, Class KI, 3.50%, 06/25/51		21,518	3,989,311
Series 5127, Class AI, 3.00%, 06/25/51		7,743	1,297,103
Ginnie Mae
Series 2020-146, Class DI, 2.50%, 10/20/50		4,929	642,628
Series 2020-175, Class DI, 2.50%, 11/20/50		1,730	235,863
Series 2020-185, Class MI, 2.50%, 12/20/50		6,167	874,640
Series 2021-58, Class IY, 3.00%, 02/20/51		39,900	6,259,310
Series 2021-67, Class QI, 3.00%, 04/20/51		3,607	567,018
Series 2021-76, Class JI, 3.00%, 08/20/50		3,706	581,707
Series 2021-78, Class IP, 3.00%, 05/20/51		37,028	5,801,545
Series 2021-83, Class PI, 3.00%, 05/20/51		9,534	1,495,783
Series 2021-96, Class MI, 3.00%, 06/20/51		6,468	1,017,015
Series 2021-97, Class LI, 3.00%, 08/20/50		47,682	7,497,109
Series 2022-78, Class IO, 3.00%, 08/20/51		8,068	1,291,934
Series 2022-85, Class IK, 3.00%, 05/20/51		23,596	3,701,078
			48,889,756
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K121, Class X1, 1.12%, 10/25/30(c)		13,643	674,747
Series KL06, Class XFX, 1.47%, 12/25/29(c)		6,710	328,976
Series KW09, Class X1, 0.94%, 05/25/29(c)		36,044	1,029,069
Ginnie Mae
Series 2013-30, Class IO, 0.52%, 09/16/53(c)		2,688	38,053
Series 2016-36, Class IO, 0.66%, 08/16/57(c)		594	16,791
Series 2016-96, Class IO, 0.77%, 12/16/57(c)		3,156	117,815
			2,205,451
Mortgage-Backed Securities — 36.7%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 03/01/51		237,531	190,632,115
2.00%, 10/01/31 - 03/01/52		668,715	539,635,722
2.50%, 09/01/27 - 02/01/52		472,226	398,417,884
3.00%, 04/01/28 - 05/01/52		145,293	129,228,711
3.50%, 08/01/28 - 01/01/51		219,638	197,360,166
4.00%, 08/01/31 - 05/01/52		164,035	152,961,685
4.50%, 02/01/25 - 07/01/52		134,981	130,103,933
5.00%, 11/01/32 - 04/01/53		59,969	58,506,705
5.50%, 12/01/32 - 06/01/53		61,229	60,695,759
5.81%, 06/01/31		5,495	5,593,112
6.00%, 02/01/34 - 03/01/54		117,076	118,011,216
6.50%, 05/01/40 - 03/01/54		63,561	65,064,870
7.00%, 01/01/54 - 03/01/54		3,474	3,596,827
7.50%, 12/01/53 - 01/01/54		5,851	6,096,562
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 10/01/50		39,811	32,359,803
2.00%, 09/01/35 - 02/01/52(s)		590,456	473,532,970
2.50%, 04/01/27 - 04/01/52		292,417	244,210,857
3.00%, 09/01/27 - 08/01/52		261,168	227,132,397
3.50%, 02/01/31 - 06/01/50		73,356	67,647,054
4.00%, 08/01/40 - 06/01/52		166,232	155,446,540

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities
4.50%, 02/01/39 - 08/01/52	USD	79,196	$ 75,851,745
5.00%, 07/01/35 - 02/01/53		57,422	55,859,370
5.50%, 02/01/35 - 08/01/53		48,780	48,259,238
6.00%, 11/01/52 - 06/01/53		49,568	49,874,434
6.50%, 10/01/53 - 01/01/54		37,725	38,706,911
7.00%, 01/01/54		2,049	2,107,661
7.50%, 12/01/53 - 01/01/54		2,943	3,068,169
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 07/15/54(t)		246,713	199,693,437
2.50%, 04/20/51 - 07/15/54(t)		249,388	209,643,470
3.00%, 12/20/44 - 07/15/54(t)		182,085	158,820,558
3.50%, 01/15/42 - 07/15/54(t)		135,303	121,933,125
4.00%, 04/20/39 - 07/15/54(t)		92,812	86,105,451
4.50%, 12/20/39 - 07/15/54(t)		9,843	9,499,706
5.00%, 04/15/33 - 07/15/54(t)		86,804	84,583,501
5.50%, 07/15/54(t)		205,850	204,223,659
6.00%, 07/15/54(t)		64,922	65,191,622
6.50%, 07/15/54(t)		48,510	49,201,203
Uniform Mortgage-Backed Securities
1.50%, 07/01/39 - 07/01/54(t)		188	150,219
2.00%, 07/01/39 - 07/01/54(t)		32,050	28,092,468
2.50%, 07/01/39 - 07/01/54(t)		95,004	79,225,053
3.00%, 07/01/39 - 07/01/54(t)		91,407	78,091,152
3.50%, 07/01/39 - 07/01/54(t)		873,518	773,064,868
4.00%, 07/01/39 - 07/01/54(t)		6,047	5,721,482
4.50%, 07/01/39 - 07/01/54(t)		173,828	164,484,592
5.00%, 07/01/54(t)		451,620	436,448,482
5.50%, 07/01/54(t)		419,666	413,879,200
6.00%, 07/01/54(t)		13,924	13,962,617
6.50%, 07/01/54(t)		29,531	30,054,714
7.00%, 07/01/54(t)		163,165	167,811,686
			6,909,844,681
Total U.S. Government Sponsored Agency Securities — 37.0% (Cost: $7,381,383,675)			6,968,941,865
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39 - 02/15/44		114,793	114,479,552
4.63%, 02/15/40		10,022	10,181,726
1.13%, 05/15/40 - 08/15/40		16,800	10,283,766
4.38%, 05/15/40 - 05/15/41		67,508	66,447,795
3.88%, 08/15/40 - 02/15/43(u)		132,202	119,733,135
1.38%, 11/15/40		8,400	5,300,203
4.25%, 11/15/40		37,591	36,416,087
1.88%, 02/15/41 - 11/15/51		134,032	84,355,366
4.75%, 02/15/41		32,343	33,216,758
2.00%, 11/15/41		29,427	20,216,119
2.38%, 02/15/42 - 05/15/51		51,186	35,812,089
3.00%, 05/15/42 - 08/15/52		380,301	289,543,240
4.00%, 11/15/42 - 11/15/52		79,456	72,784,740
2.88%, 05/15/43		30,292	23,523,631
3.63%, 08/15/43 - 05/15/53		180,511	154,337,665
3.75%, 11/15/43		41,617	36,782,275
3.13%, 08/15/44		41,800	33,405,711
2.50%, 02/15/45		95,345	68,011,525
2.75%, 11/15/47		95,831	69,672,132
2.25%, 08/15/49 - 02/15/52		86,680	55,695,540
1.63%, 11/15/50		32,511	17,799,991
4.13%, 08/15/53		94,675	88,162,489
U.S. Treasury Notes
2.88%, 06/15/25 - 05/15/32		68,960	67,086,663
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
5.00%, 08/31/25 - 09/30/25	USD	174,255	$ 174,149,458
4.50%, 11/15/25 - 07/15/26		175,050	174,149,852
4.88%, 11/30/25 - 10/31/30		115,670	116,430,397
4.00%, 12/15/25 - 02/15/34		297,802	292,503,583
4.63%, 03/15/26		103,926	103,564,695
0.88%, 06/30/26		83,234	77,212,540
1.63%, 11/30/26 - 05/15/31		101,960	86,762,303
0.50%, 04/30/27 - 08/31/27		244,632	217,207,660
2.38%, 05/15/27 - 03/31/29		49,723	45,991,048
2.25%, 08/15/27		18,680	17,453,395
0.38%, 09/30/27		41,542	36,420,650
3.88%, 11/30/27 - 12/31/29		224,272	219,384,511
3.63%, 03/31/28		98,090	95,331,316
1.25%, 05/31/28 - 08/15/31(u)		366,145	311,380,836
3.13%, 11/15/28		6,038	5,733,506
3.25%, 06/30/29		84,184	79,978,563
1.50%, 02/15/30		29,239	25,095,286
3.75%, 05/31/30		83,660	81,016,213
Total U.S. Treasury Obligations — 19.5% (Cost: $3,951,234,283)			3,673,014,010
	Shares
Warrants(h)
Automobile Components — 0.0%
Aurora Innovation, Inc. (Issued/Exercisable 05/04/22, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)	16,026	3,317
Automobiles — 0.0%
EVgo, Inc. (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	75,790	11,103
Lightning eMotors, Inc. (Issued/Exercisable 03/03/22, 1 Share for 1 Warrant, Expires 12/15/25, Strike Price USD 11.50)	216,261	87
		11,190
Banks — 0.0%
New York Community Bancorp, Inc. (Issued/Exercisable 03/06/24, 1 Share for 1 Warrant, Expires 12/31/49, Strike Price USD 0.00) (Acquired 03/07/24, cost $0)(g)(i)	948	1,850,325
Capital Markets — 0.0%
Cano Health, Inc. (Issued/Exercisable 07/03/21, 1 Share for 1 Warrant, Expires 06/03/26, Strike Price USD 11.50)	57,179	172
Crown PropTech Acquisitions (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(g)	214,560	4,656
Crown PropTech Acquisitions (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(g)	128,396	1
		4,829
Consumer Staples Distribution & Retail — 0.0%
Lavoro Ltd. (Issued/Exercisable 12/27/22, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)	79,561	31,825

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure — 0.0%
Sonder Holdings, Inc. (Issued/Exercisable 06/07/24, 1 Share for 1 Warrant, Expires 12/31/49, Strike Price USD 0.00)(g)	26,448	$ 106,850
Machinery — 0.0%
Rotor Acquisition Corp. (Issued/Exercisable 01/11/22, 1 Share for 1 Warrant, Expires 01/31/26, Strike Price USD 11.50)	72,998	2,314
Sarcos Technology & Robotics Corp. (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)	267,474	8,479
		10,793
Oil, Gas & Consumable Fuels — 0.0%
Insight M, Inc. (Issued/Exercisable 01/25/24, 1 Share for 1 Warrant, Expires 12/31/49, Strike Price USD 0.00)(g)	1,117,000	11
Passenger Airlines — 0.0%
Volato Group, Inc. (Issued/Exercisable 12/08/23, 1 Share for 1 Warrant, Expires 12/03/28, Strike Price USD 11.50) (Acquired 12/19/23, cost $73,612)(i)	73,612	1,067
Real Estate Management & Development — 0.0%
Offerpad Solutions, Inc. (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	111,610	402
Software — 0.0%
CXApp, Inc. (Issued/Exercisable 02/02/21, 1 Share for 1 Warrant, Expires 12/15/25, Strike Price USD 11.50)	70,430	13,142
Latch, Inc. (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)	49,166	5
Pear Therapeutics, Inc. (Issued/Exercisable 03/23/21, 1 Share for 1 Warrant, Expires 12/03/26, Strike Price USD 11.50)(g)	63,832	1
Versa Networks, Inc. (Issued/Exercisable 10/05/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01) (Acquired 10/14/22, cost $0)(g)(i)	507,586	1,715,641
		1,728,789
Specialty Retail — 0.0%
Davidson Homes (Issued/Exercisable 03/21/24, 1 Share for 1 Warrant, Expires 05/16/34, Strike Price USD 8.47)(g)	129,494	1,333,788
Total Warrants — 0.0% (Cost: $1,719,141)		5,083,186
Total Long-Term Investments — 112.2% (Cost: $22,176,880,708)		21,116,970,836
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(r)(v)(w)	6,000,609	$ 6,002,409
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(r)(v)	443,864,062	443,864,062
Total Short-Term Securities — 2.4% (Cost: $449,866,555)		449,866,471
Options Purchased — 0.1% (Cost: $31,362,751)		23,954,373
Total Investments Before Options Written and TBA Sale Commitments — 114.7% (Cost: $22,658,110,014)		21,590,791,680
		Par (000)
TBA Sale Commitments(t)
Mortgage-Backed Securities — (8.5)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 07/15/54	USD	(5,964)	(4,825,715)
2.50%, 07/15/54		(5,720)	(4,807,705)
3.00%, 07/15/54		(4,079)	(3,553,510)
3.50%, 07/15/54		(3,605)	(3,236,614)
4.00%, 07/15/54		(976)	(901,847)
4.50%, 07/15/54		(129,138)	(122,761,589)
5.00%, 07/15/54		(2,252)	(2,192,673)
5.50%, 07/15/54		(123,279)	(122,305,021)
6.00%, 07/15/54		(1,753)	(1,760,280)
6.50%, 07/15/54		(1,784)	(1,809,420)
Uniform Mortgage-Backed Securities
1.50%, 07/01/39 - 07/01/54		(6,135)	(4,985,294)
2.00%, 07/01/39 - 07/01/54		(39,168)	(30,831,020)
2.50%, 07/01/39 - 07/01/54		(8,520)	(7,027,798)
3.00%, 07/01/39 - 07/01/54		(4,729)	(4,058,351)
3.50%, 07/01/39 - 07/01/54		(498,090)	(440,907,130)
4.00%, 07/01/39 - 07/01/54		(69,509)	(63,602,198)
4.50%, 07/01/39 - 07/01/54		(1,924)	(1,819,237)
5.00%, 07/01/54		(1,717)	(1,659,320)
5.50%, 07/01/54		(617,578)	(609,061,723)
6.00%, 07/01/54		(22,075)	(22,136,123)
6.50%, 07/01/54		(120,780)	(122,922,060)
7.00%, 07/01/54		(28,000)	(28,797,344)
Total TBA Sale Commitments — (8.5)% (Proceeds: $(1,612,197,932))			(1,605,961,972)
Options Written — (0.2)% (Premiums Received: $(39,285,303))			(33,613,300)
Total Investments Net of Options Written and TBA Sale Commitments — 106.0% (Cost: $21,006,626,779)			19,951,216,408
Liabilities in Excess of Other Assets — (6.0)%			(1,132,410,135)
Net Assets — 100.0%			$ 18,818,806,273
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	When-issued security.

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
(e)	Zero-coupon bond.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Non-income producing security.
(i)	Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $48,080,945, representing 0.3% of its net assets as of period end, and an original cost of $38,590,193.
(j)	All or a portion of this security is on loan.
(k)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)	Convertible security.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Perpetual security with no stated maturity date.
(o)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(p)	All or a portion of the security is held by a wholly-owned subsidiary.
(q)	Investment does not issue shares.
(r)	Affiliate of the Master Portfolio.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(t)	Represents or includes a TBA transaction.
(u)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(v)	Annualized 7-day yield as of period end.
(w)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Par/Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$ —	$ —	$ —	$ —	$ —	$ —	1,000	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	—	6,002,841(a)	—	(348)	(84)	6,002,409	6,000,609	12,941(b)	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	923,558,671	—	(479,694,609)(a)	—	—	443,864,062	443,864,062	18,554,110	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	24,382,780	396,921,738	(420,248,386)	(84,750)	1,278,138	2,249,520	21,000	1,351,131	—
iShares iBoxx High Yield Corporate Bond ETF(c)	—	134,027,124	(135,809,925)	1,782,801	—	—	—	—	—
iShares Russell 2000 ETF(c)	—	36,682,243	(37,687,829)	1,005,586	—	—	—	—	—
iShares U.S. Real Estate ETF(c)	—	37,025,484	(38,468,533)	1,443,049	—	—	—	—	—
SL Liquidity Series, LLC, Money Market Series(c)	28,716,016	—	(28,713,893)(a)	2,206	(4,329)	—	—	149,858(b)	—
				$ 4,148,544	$ 1,273,725	$ 452,115,991		$ 20,068,040	$ —
(a)	Represents net shares purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held by the Master Portfolio.

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP Italian Government Bond	30	09/06/24	$ 3,704	$ (6,387)
3-month SOFR	102	09/17/24	24,136	(6,541)
U.S. Treasury Bonds (30 Year)	2,304	09/19/24	272,592	739,951
U.S. Treasury Notes (10 Year)	2,643	09/19/24	290,689	(1,086,947)
U.S. Ultra Treasury Bonds	774	09/19/24	97,016	(29,487)
U.S. Ultra Treasury Notes (10 Year)	1,348	09/19/24	153,040	(219,671)
U.S. Treasury Notes (2 Year)	6,804	09/30/24	1,389,504	(1,249,888)
U.S. Treasury Notes (5 Year)	15,813	09/30/24	1,685,320	3,335,322
ECX Emission[1]	28	12/16/24	2,023	(68,602)
3-month SOFR	17	12/17/24	4,031	(1,515)
3-month SONIA Index	78	03/18/25	23,485	(87,945)
3-month SOFR	60	09/16/25	14,353	667
3-month SOFR	122	03/17/26	29,289	(17,174)
				1,301,783
Short Contracts
Euro-Bobl	22	09/06/24	2,743	9,877
Euro-Bund	39	09/06/24	5,497	5,782
Euro-Buxl	159	09/06/24	22,177	(490,910)
Japanese Government Bonds (10 Year)	17	09/12/24	15,095	93,071
Canadian Government Bonds (10 Year)	1,737	09/18/24	152,452	815,970
E-Mini Russell 2000 Index	96	09/20/24	9,912	(169,936)
Euro STOXX 50 Index	275	09/20/24	14,508	(23,627)
S&P 500 E-Mini Index	30	09/20/24	8,282	8,107
10 Year U.K. Gilt	25	09/26/24	3,083	5,322
3-month EURIBOR	111	12/15/25	28,912	11,727
3-month SOFR	17	12/16/25	4,075	(13,623)
				251,760
				$ 1,553,543
[1]	All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	78,378	USD	83,684	Standard Chartered Bank	07/02/24	$ 271
USD	1,451,000	BRL	7,731,030	Barclays Bank PLC	07/02/24	68,690
USD	956,000	BRL	5,073,447	BNP Paribas S.A.	07/02/24	48,866
USD	955,000	BRL	4,944,455	Goldman Sachs International	07/02/24	70,930
USD	1,883,000	BRL	10,209,268	Goldman Sachs International	07/02/24	57,580
USD	1,219,000	BRL	6,700,368	Goldman Sachs International	07/02/24	20,973
USD	720,000	BRL	3,823,200	JPMorgan Chase Bank N.A.	07/02/24	36,411
USD	483,379	EUR	445,007	Morgan Stanley & Co. International PLC	07/02/24	6,707
USD	1,626,524	EUR	1,497,404	Morgan Stanley & Co. International PLC	07/02/24	22,567
USD	148,089	EUR	136,334	Morgan Stanley & Co. International PLC	07/02/24	2,055
USD	632,691	EUR	582,466	Morgan Stanley & Co. International PLC	07/02/24	8,778
USD	225,409	EUR	207,527	Standard Chartered Bank	07/02/24	3,115
ZAR	70,711,594	USD	3,668,536	State Street Bank and Trust Co.	07/02/24	216,853
ZAR	161,599,000	USD	8,787,588	TD Securities, Inc.	07/02/24	91,790
USD	242,069	EUR	223,000	Deutsche Bank AG	07/17/24	3,027
USD	159,394	EUR	146,850	Deutsche Bank AG	07/17/24	1,980
USD	1,104,845	EUR	1,023,000	Deutsche Bank AG	07/17/24	8,251
USD	1,510,535	EUR	1,398,650	Deutsche Bank AG	07/17/24	11,267
USD	193,350	EUR	178,573	Morgan Stanley & Co. International PLC	07/17/24	1,930

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	369,009	EUR	340,808	Morgan Stanley & Co. International PLC	07/17/24	$ 3,684
USD	1,274,327	EUR	1,176,938	Morgan Stanley & Co. International PLC	07/17/24	12,721
USD	171,612	EUR	158,497	Morgan Stanley & Co. International PLC	07/17/24	1,713
USD	151,655	EUR	140,065	Morgan Stanley & Co. International PLC	07/17/24	1,514
USD	188,075	EUR	173,701	Morgan Stanley & Co. International PLC	07/17/24	1,877
USD	186,505	EUR	172,252	Morgan Stanley & Co. International PLC	07/17/24	1,862
USD	14,058,852	IDR	223,830,988,090	Barclays Bank PLC	07/17/24	393,616
USD	920,632	EUR	848,000	Morgan Stanley & Co. International PLC	07/18/24	11,583
USD	1,098,260	PEN	4,102,988	Citibank N.A.	07/18/24	30,760
USD	548,286	PEN	2,051,904	Citibank N.A.	07/18/24	14,429
USD	1,293,339	PEN	4,931,500	Citibank N.A.	07/18/24	10,280
USD	2,500,348	PEN	9,543,830	Citibank N.A.	07/18/24	17,272
USD	1,296,058	PEN	4,931,500	Morgan Stanley & Co. International PLC	07/18/24	12,999
TRY	32,072,570	USD	951,000	UBS AG	07/22/24	4,931
USD	3,380,844	COP	13,056,821,000	Citibank N.A.	07/22/24	249,279
USD	1,839,585	EUR	1,714,444	Deutsche Bank AG	07/24/24	1,179
AUD	1,069,089	EUR	664,500	TD Securities, Inc.	07/26/24	1,135
CLP	893,497,000	USD	946,000	Citibank N.A.	07/26/24	3,280
COP	7,828,556,400	GBP	1,476,000	Morgan Stanley & Co. International PLC	07/26/24	10,084
COP	1,975,793,190	USD	471,000	Morgan Stanley & Co. International PLC	07/26/24	2,524
EUR	3,485,000	GBP	2,951,896	Commonwealth Bank of Australia	07/26/24	5,219
EUR	1,775,000	USD	1,903,124	TD Securities, Inc.	07/26/24	401
HUF	349,575,380	USD	946,000	Barclays Bank PLC	07/26/24	815
HUF	528,759,010	USD	1,427,000	Royal Bank of Canada	07/26/24	5,129
IDR	34,955,024,000	USD	2,119,000	Deutsche Bank AG	07/26/24	14,776
KRW	1,989,775,865	USD	1,435,000	Goldman Sachs International	07/26/24	12,840
MXN	22,366,845	USD	1,208,000	Bank of America N.A.	07/26/24	9,170
MXN	43,736,061	USD	2,377,000	BNP Paribas S.A.	07/26/24	3,050
MXN	26,301,857	USD	1,426,000	Goldman Sachs International	07/26/24	5,307
MXN	84,163,357	USD	4,550,000	JPMorgan Chase Bank N.A.	07/26/24	30,043
MXN	60,892,293	USD	3,292,000	JPMorgan Chase Bank N.A.	07/26/24	21,667
PLN	5,785,735	EUR	1,336,000	BNP Paribas S.A.	07/26/24	4,053
PLN	27,092,796	USD	6,715,000	Bank of America N.A.	07/26/24	13,043
THB	52,033,311	USD	1,419,000	Citibank N.A.	07/26/24	2,184
THB	26,199,959	USD	715,000	HSBC Bank PLC	07/26/24	598
USD	711,097	AUD	1,065,000	UBS AG	07/26/24	76
USD	1,426,000	CLP	1,341,866,000	BNP Paribas S.A.	07/26/24	359
USD	952,000	CLP	890,881,600	Citibank N.A.	07/26/24	5,499
USD	3,511,000	CNH	25,522,989	State Street Bank and Trust Co.	07/26/24	6,695
USD	7,130,984	EUR	6,638,000	Bank of America N.A.	07/26/24	12,336
USD	1,397,733	GBP	1,102,000	NatWest Markets PLC	07/26/24	4,458
USD	1,424,000	JPY	226,184,984	State Street Bank and Trust Co.	07/26/24	11,969
USD	1,426,000	PLN	5,709,340	BNP Paribas S.A.	07/26/24	8,181
USD	4,473,156	PLN	17,965,426	State Street Bank and Trust Co.	07/26/24	11,743
USD	1,947,000	SEK	20,288,698	Bank of America N.A.	07/26/24	30,037
USD	4,717,000	ZAR	85,304,855	State Street Bank and Trust Co.	07/26/24	38,410
USD	3,203,000	ZAR	57,921,505	State Street Bank and Trust Co.	07/26/24	26,264
ZAR	12,466,486	USD	677,928	Citibank N.A.	07/26/24	5,803
ZAR	13,752,556	USD	748,072	Citibank N.A.	07/26/24	6,194
USD	1,419,000	BRL	7,910,363	BNP Paribas S.A.	08/02/24	9,841
USD	9,475,576	COP	37,672,523,000	Citibank N.A.	08/13/24	468,666
USD	8,937,884	COP	36,488,910,000	Citibank N.A.	08/14/24	215,070
USD	4,632,536	COP	18,912,329,000	Citibank N.A.	08/14/24	111,471
COP	5,064,565,800	USD	1,189,075	Barclays Bank PLC	08/15/24	21,475
COP	13,023,169,200	USD	3,011,764	BNP Paribas S.A.	08/15/24	101,077
COP	18,401,175,000	USD	4,256,575	Morgan Stanley & Co. International PLC	08/15/24	141,735
USD	7,113,670	CZK	161,830,296	Barclays Bank PLC	08/29/24	185,965
USD	17,492,819	BRL	95,000,000	Bank of New York Mellon	09/18/24	654,139
USD	16,280,233	BRL	89,188,000	Bank of New York Mellon	09/18/24	471,726
USD	143,213,803	BRL	782,104,900	Barclays Bank PLC	09/18/24	4,586,290

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	41,238,518	EUR	38,304,721	BNP Paribas S.A.	09/18/24	$ 53,787
USD	179,143,810	EUR	165,012,700	Deutsche Bank AG	09/18/24	1,724,329
USD	4,553,497	EUR	4,233,000	Deutsche Bank AG	09/18/24	2,232
USD	9,801,305	EUR	9,113,000	Deutsche Bank AG	09/18/24	3,127
USD	823,109	EUR	764,000	Deutsche Bank AG	09/18/24	1,666
USD	1,297,616	EUR	1,202,000	Deutsche Bank AG	09/18/24	5,241
USD	324,721	EUR	302,000	Deutsche Bank AG	09/18/24	14
USD	61,492	EUR	57,000	HSBC Bank PLC	09/18/24	206
USD	34,009,511	EUR	31,609,000	JPMorgan Chase Bank N.A.	09/18/24	23,930
USD	7,666,414	EUR	7,126,000	NatWest Markets PLC	09/18/24	4,633
USD	26,773,887	EUR	24,877,279	TD Securities, Inc.	09/18/24	26,165
USD	753,267	GBP	591,000	Bank of New York Mellon	09/18/24	5,732
USD	1,509,056	GBP	1,174,000	Deutsche Bank AG	09/18/24	24,106
USD	31,393,607	GBP	24,514,000	Deutsche Bank AG	09/18/24	386,724
USD	254,471	GBP	199,000	Deutsche Bank AG	09/18/24	2,763
USD	904,782	GBP	707,057	Royal Bank of Canada	09/18/24	10,451
USD	41,657,726	JPY	6,436,377,000	Standard Chartered Bank	09/18/24	1,150,444
USD	6,536,450	JPY	1,018,087,000	State Street Bank and Trust Co.	09/18/24	129,128
TRY	55,537,000	USD	1,432,695	UBS AG	09/25/24	113,287
TRY	54,495,000	USD	1,426,421	UBS AG	09/25/24	90,555
USD	624,529	EUR	579,902	JPMorgan Chase Bank N.A.	10/01/24	643
USD	479,261	EUR	445,007	JPMorgan Chase Bank N.A.	10/01/24	503
USD	146,828	EUR	136,334	JPMorgan Chase Bank N.A.	10/01/24	154
USD	223,497	EUR	207,527	NatWest Markets PLC	10/01/24	230
USD	1,612,637	EUR	1,497,404	NatWest Markets PLC	10/01/24	1,661
USD	4,712,235	BRL	23,955,120	Morgan Stanley & Co. International PLC	10/02/24	472,651
TRY	35,655,748	USD	951,000	BNP Paribas S.A.	10/23/24	13,319
TRY	53,191,425	USD	1,427,000	Citibank N.A.	10/28/24	4,223
TRY	11,143,400	USD	284,961	Barclays Bank PLC	12/04/24	3,947
TRY	22,398,234	USD	551,803	Barclays Bank PLC	12/04/24	28,902
TRY	33,430,200	USD	858,175	Goldman Sachs International	12/04/24	8,550
TRY	22,286,800	USD	572,557	Goldman Sachs International	12/04/24	5,259
TRY	11,143,400	USD	285,933	Goldman Sachs International	12/04/24	2,975
TRY	64,302,000	USD	1,503,346	BNP Paribas S.A.	12/06/24	160,495
USD	4,686,000	CNH	32,834,802	Morgan Stanley & Co. International PLC	01/27/25	116,935
						$13,311,504
BRL	5,044,378	USD	956,000	BNP Paribas S.A.	07/02/24	(54,064)
BRL	7,809,927	USD	1,451,000	BNP Paribas S.A.	07/02/24	(54,583)
BRL	5,075,856	USD	940,000	BNP Paribas S.A.	07/02/24	(32,436)
BRL	5,100,495	USD	943,000	BNP Paribas S.A.	07/02/24	(31,030)
BRL	14,909,888	USD	2,894,000	HSBC Bank PLC	07/02/24	(228,108)
EUR	579,902	USD	621,811	JPMorgan Chase Bank N.A.	07/02/24	(644)
EUR	445,007	USD	477,176	JPMorgan Chase Bank N.A.	07/02/24	(503)
EUR	136,334	USD	146,189	JPMorgan Chase Bank N.A.	07/02/24	(154)
EUR	207,527	USD	222,525	NatWest Markets PLC	07/02/24	(230)
EUR	1,497,404	USD	1,605,619	NatWest Markets PLC	07/02/24	(1,662)
USD	81,129	EUR	75,814	Deutsche Bank AG	07/02/24	(79)
USD	7,480,396	ZAR	142,410,656	Bank of America N.A.	07/02/24	(344,640)
USD	772,993	ZAR	14,166,157	BNP Paribas S.A.	07/02/24	(5,395)
USD	3,214,633	ZAR	59,035,134	Citibank N.A.	07/02/24	(29,169)
USD	2,440,120	ZAR	45,304,814	State Street Bank and Trust Co.	07/02/24	(49,243)
ZAR	28,606,167	USD	1,580,823	BNP Paribas S.A.	07/02/24	(9,001)
EUR	129,674	USD	139,417	Standard Chartered Bank	07/17/24	(415)
IDR	91,822,162,891	USD	5,635,682	Barclays Bank PLC	07/17/24	(29,793)
IDR	73,835,927,334	USD	4,525,092	Barclays Bank PLC	07/17/24	(17,292)
IDR	56,390,404,284	USD	3,478,205	Citibank N.A.	07/17/24	(35,482)
USD	4,752,064	MXN	88,355,457	Barclays Bank PLC	07/17/24	(62,938)
PEN	13,321,729	USD	3,484,171	Standard Chartered Bank	07/18/24	(18,175)
USD	951,000	TRY	32,260,678	BNP Paribas S.A.	07/22/24	(10,537)
USD	5,965,672	EUR	5,586,307	Deutsche Bank AG	07/24/24	(24,549)

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	955,283	EUR	894,535	Deutsche Bank AG	07/24/24	$ (3,931)
USD	819,500	TRY	27,703,361	Barclays Bank PLC	07/25/24	(3,457)
CLP	2,698,906,540	USD	2,882,000	Société Générale	07/26/24	(14,595)
COP	5,897,364,000	USD	1,419,000	BNP Paribas S.A.	07/26/24	(5,622)
COP	3,970,506,400	USD	952,000	Citibank N.A.	07/26/24	(418)
COP	5,895,084,000	USD	1,426,000	Standard Chartered Bank	07/26/24	(13,168)
CZK	33,484,791	USD	1,443,000	Deutsche Bank AG	07/26/24	(10,710)
EUR	3,370,000	PLN	14,604,283	UBS AG	07/26/24	(12,712)
GBP	1,102,000	USD	1,393,296	Barclays Bank PLC	07/26/24	(21)
GBP	4,576,000	USD	5,804,290	Commonwealth Bank of Australia	07/26/24	(18,786)
JPY	227,864,490	USD	1,443,000	Commonwealth Bank of Australia	07/26/24	(20,484)
JPY	224,939,511	USD	1,424,000	State Street Bank and Trust Co.	07/26/24	(19,744)
MXN	8,691,659	USD	473,000	Goldman Sachs International	07/26/24	(13)
PEN	5,439,225	USD	1,425,000	Citibank N.A.	07/26/24	(9,844)
PLN	5,735,554	USD	1,426,000	BNP Paribas S.A.	07/26/24	(1,671)
USD	4,540,000	COP	19,044,800,600	Morgan Stanley & Co. International PLC	07/26/24	(24,328)
USD	1,435,000	KRW	1,979,582,500	BNP Paribas S.A.	07/26/24	(5,423)
USD	3,292,000	MXN	60,953,355	Bank of America N.A.	07/26/24	(24,990)
USD	1,344,506	MXN	24,865,393	Barclays Bank PLC	07/26/24	(8,631)
USD	1,208,000	MXN	22,340,832	Barclays Bank PLC	07/26/24	(7,754)
USD	2,459,725	MXN	45,490,386	Barclays Bank PLC	07/26/24	(15,794)
USD	951,000	MXN	17,652,272	Citibank N.A.	07/26/24	(9,610)
USD	4,286,477	PLN	17,291,685	State Street Bank and Trust Co.	07/26/24	(7,623)
USD	920,094	TRY	31,300,683	Barclays Bank PLC	07/26/24	(8,694)
ZAR	32,252,549	EUR	1,660,000	BNP Paribas S.A.	07/26/24	(11,290)
ZAR	42,648,076	USD	2,379,000	Barclays Bank PLC	07/26/24	(39,944)
BRL	6,723,456	USD	1,219,000	Goldman Sachs International	08/02/24	(21,278)
USD	6,931,064	COP	29,199,880,723	Morgan Stanley & Co. International PLC	08/26/24	(38,609)
USD	8,745,995	ZAR	161,599,000	TD Securities, Inc.	09/03/24	(90,480)
IDR	129,680,129,696	USD	7,946,086	Barclays Bank PLC	09/18/24	(37,525)
USD	4,294,836	CAD	5,887,000	Royal Bank of Canada	09/18/24	(16,750)
USD	13,892,957	MXN	265,075,700	Barclays Bank PLC	09/18/24	(412,635)
COP	28,254,392,250	USD	6,793,015	BNP Paribas S.A.	10/23/24	(106,030)
COP	9,418,130,750	USD	2,263,190	BNP Paribas S.A.	10/23/24	(34,195)
TRY	35,092,816	USD	946,000	Barclays Bank PLC	10/28/24	(1,757)
TRY	11,031,966	USD	287,515	Goldman Sachs International	12/04/24	(1,496)
USD	2,811,150	TRY	111,434,000	UBS AG	12/04/24	(77,931)
USD	1,635,272	TRY	64,302,000	Barclays Bank PLC	12/06/24	(28,569)
CNY	32,755,140	USD	4,686,000	Morgan Stanley & Co. International PLC	01/27/25	(67,959)
COP	13,056,821,000	USD	3,282,258	Citibank N.A.	02/21/25	(240,785)
COP	18,912,329,000	USD	4,559,385	HSBC Bank PLC	02/24/25	(155,589)
						$(2,670,967)
						$ 10,640,537

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Russell 2000 ETF	10,000	07/19/24	USD	208.00	USD	202,890	$ 1,545,000
Put
U.S. Treasury 10-Year Notes Futures	69	08/23/24	USD	110.00	USD	7,579	78,703
U.S. Treasury 10-Year Notes Futures	88	08/23/24	USD	109.00	USD	9,666	56,375
U.S. Treasury 10-Year Notes Futures	102	08/23/24	USD	109.50	USD	11,204	90,844
							$225,922
							$ 1,770,922

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One-Touch	HSBC Bank PLC	—	07/03/24	USD	20.00	ZAR	20.00	USD	288	$ (36,740)
USD Currency	Under-and-Out	Royal Bank Of Canada	—	07/30/24	USD	161.50	JPY	168.00	USD	14,406	11,228
USD Currency	One-Touch	HSBC Bank PLC	—	10/23/24	USD	7.50	CNH	7.50	USD	719	(19,554)
											(45,066)
Put
USD Currency	Down-and-Out	Bank of America N.A.	—	07/03/24	MXN	17.45	USD	17.12	USD	3,374	(8,803)
USD Currency	One-Touch	JPMorgan Chase Bank N.A.	—	07/03/24	MXN	17.10	USD	17.10	USD	1,453	(326,641)
USD Currency	Under-and-In	JPMorgan Chase Bank N.A.	—	07/15/24	MXN	18.25	USD	18.75	USD	28,700	194,364
USD Currency	One-Touch	Barclays Bank PLC	—	07/22/24	MXN	17.30	USD	17.30	USD	381	(6,547)
USD Currency	Down-and-Out	Bank of America N.A.	—	07/24/24	BRL	5.35	USD	5.22	USD	2,851	(7,145)
EUR Currency	Down-and-Out	Bank of America N.A.	—	08/13/24	PLN	4.31	EUR	4.20	EUR	2,709	3,441
USD Currency	One-Touch	UBS AG	—	08/13/24	TRY	32.00	USD	32.00	USD	94	(7,576)
EUR Currency	One-Touch	BNP Paribas S.A.	—	08/15/24	USD	1.05	EUR	1.05	EUR	444	24,417
USD Currency	Down-and-Out	UBS AG	—	08/23/24	TRY	35.00	USD	33.50	USD	1,452	2,731
USD Currency	Down-and-Out	UBS AG	—	09/27/24	TRY	38.50	USD	36.00	USD	1,900	(4,881)
USD Currency	Down-and-Out	Goldman Sachs International	—	10/08/24	TRY	37.50	USD	34.00	USD	2,868	42,545
USD Currency	Down-and-Out	UBS AG	—	10/30/24	TRY	35.50	USD	34.00	USD	2,420	1,604
USD Currency	One-Touch	UBS AG	—	11/21/24	TRY	35.00	USD	35.00	USD	242	41,721
USD Currency	One-Touch	Bank of America N.A.	—	12/17/24	TRY	29.25	USD	29.25	USD	3,028	(217,147)
CNH Currency	One-Touch	Standard Chartered Bank	—	01/23/25	INR	11.50	CNY	11.50	CNH	3,478	56,555
											(211,362)
											$ (256,428)
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Morgan Stanley & Co. International PLC	—	07/10/24	COP	4,020.00	USD	1,934	$ 66,720
USD Currency	UBS AG	—	07/15/24	BRL	5.35	USD	2,401	109,476
USD Currency	JPMorgan Chase Bank N.A.	—	07/18/24	THB	37.00	USD	2,853	9,076
USD Currency	Bank of America N.A.	—	07/23/24	TRY	39.00	USD	717	439
USD Currency	Bank of America N.A.	—	07/23/24	TRY	39.00	USD	717	439
USD Currency	UBS AG	—	07/30/24	JPY	161.00		14,406	126,191
USD Currency	Goldman Sachs International	—	08/15/24	ZAR	20.80	USD	4,826	4,458
USD Currency	JPMorgan Chase Bank N.A.	—	09/24/24	CNH	7.25	USD	2,851	21,866
USD Currency	Morgan Stanley & Co. International PLC	—	10/18/24	MXN	18.30	USD	4,763	183,868
USD Currency	Bank of America N.A.	—	03/06/26	CNH	7.75	USD	545,229	4,067,270
								4,589,803
Put
USD Currency	Citibank N.A.	—	07/01/24	USD	17.70	USD	4,282	288
USD Currency	UBS AG	—	07/03/24	USD	17.15	USD	4,782	4
USD Currency	Barclays Bank PLC	—	07/10/24	USD	18.00	USD	2,824	11,037
USD Currency	Citibank N.A.	—	07/11/24	USD	18.38	USD	2,824	47,141
USD Currency	Morgan Stanley & Co. International PLC	—	07/11/24	USD	18.50	USD	1,411	24,845
USD Currency	UBS AG	—	07/11/24	USD	18.00	USD	2,118	12,509
USD Currency	Bank of America N.A.	—	07/18/24	USD	930.00	USD	2,853	21,583
USD Currency	JPMorgan Chase Bank N.A.	—	08/05/24	USD	5.25	USD	1,440	1,737
USD Currency	Barclays Bank PLC	—	08/06/24	USD	33.50	USD	1,446	14,575
USD Currency	UBS AG	—	08/14/24	USD	34.00	USD	1,922	30,871

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
OTC Options Purchased (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Goldman Sachs International	—	08/15/24	USD	18.20	USD	4,826	$ 88,939
USD Currency	Goldman Sachs International	—	12/06/24	USD	42.50	USD	1,949	246,123
								499,652
								$ 5,089,455
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
1-Year Interest Rate Swap, 10/18/25	1-day SOFR, 5.33%	Annual	4.54%	Annual	Barclays Bank PLC	10/16/24	4.54%	USD	4,231,593	$ (3,133,047)
1-Year Interest Rate Swap, 10/18/25	1-day SOFR, 5.33%	Annual	4.54%	Annual	Goldman Sachs International	10/16/24	4.54%	USD	2,121,457	(1,566,275)
10-Year Interest Rate Swap, 05/26/37	1-day SOFR, 5.33%	Annual	3.91%	Annual	Deutsche Bank AG	05/24/27	3.91%	USD	20,723	120,605
10-Year Interest Rate Swap, 05/30/37	1-day SOFR, 5.33%	Annual	3.99%	Annual	Deutsche Bank AG	05/28/27	3.99%	USD	11,534	110,183
										(4,468,534)
Put
10-Year Interest Rate Swap, 10/19/34	4.43%	Annual	1-day SOFR, 5.33%	Annual	Goldman Sachs International	10/17/24	4.43%	USD	233,997	$ (2,550,932)
10-Year Interest Rate Swap, 10/19/34	4.43%	Annual	1-day SOFR, 5.33%	Annual	Goldman Sachs International	10/17/24	4.43%	USD	116,999	(1,160,118)
30-Year Interest Rate Swap, 12/20/54	3.93%	Annual	1-day SOFR, 5.33%	Annual	Citibank N.A.	12/18/24	3.93%	USD	101,128	782,145
10-Year Interest Rate Swap, 05/26/37	3.91%	Annual	1-day SOFR, 5.33%	Annual	Deutsche Bank AG	05/24/27	3.91%	USD	20,723	(15,611)
10-Year Interest Rate Swap, 05/30/37	3.99%	Annual	1-day SOFR, 5.33%	Annual	Deutsche Bank AG	05/28/27	3.99%	USD	11,534	(37,026)
										(2,981,542)
										$ (7,450,076)
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
United States Steel Corp.	653	07/19/24	USD	39.00	USD	2,468	$ (30,691)
Put
U.S. Treasury 10-Year Notes Futures	102	07/26/24	USD	108.50	USD	11,204	(25,500)
U.S. Treasury 10-Year Notes Futures	104	08/23/24	USD	108.50	USD	11,424	(50,375)
U.S. Treasury 10-Year Notes Futures	132	08/23/24	USD	107.50	USD	14,499	(35,063)
							(110,938)
							$ (141,629)
OTC Barrier Options Written
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
CNH Currency	One-Touch	Standard Chartered Bank	—	1/23/25	CNY	12.50	INR	12.50	CNH	1,739	$ 40,151

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Barclays Bank PLC	—	07/03/24	BRL	5.15	USD	970	$ (63,699)
USD Currency	Barclays Bank PLC	—	07/10/24	MXN	19.10	USD	1,412	13,941
USD Currency	Deutsche Bank AG	—	07/15/24	BRL	5.35	USD	2,401	(73,804)
USD Currency	Goldman Sachs International	—	07/23/24	TRY	39.00	USD	1,434	12,935
USD Currency	UBS AG	—	07/30/24	JPY	165.00	USD	28,812	—
USD Currency	JPMorgan Chase Bank N.A.	—	08/05/24	BRL	5.50	USD	720	(15,833)
USD Currency	UBS AG	—	08/14/24	TRY	37.00	USD	1,442	17,288
USD Currency	Goldman Sachs International	—	08/15/24	ZAR	20.80	USD	4,826	34,690
USD Currency	Bank of America N.A.	—	08/19/24	CLP	1,000.00	USD	2,853	3,112
USD Currency	JPMorgan Chase Bank N.A.	—	09/24/24	CNH	7.35	USD	4,277	(1,086)
USD Currency	Bank of America N.A.	—	09/27/24	TRY	38.00	USD	1,076	8,990
								(63,466)
Put
USD Currency	Goldman Sachs International	—	07/01/24	USD	17.70	USD	4,282	19,636
USD Currency	Citibank N.A.	—	07/11/24	USD	18.00	USD	4,235	(7,563)
USD Currency	JPMorgan Chase Bank N.A.	—	08/05/24	USD	5.10	USD	1,440	3,657
USD Currency	Goldman Sachs International	—	08/15/24	USD	18.20	USD	4,826	(24,590)
USD Currency	Morgan Stanley & Co. International PLC	—	10/18/24	USD	17.00	USD	2,382	27,820
USD Currency	Goldman Sachs International	—	12/06/24	USD	40.50	USD	2,923	(164,513)
								(145,553)
								$ (209,019)

OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 09/14/34	3.86%	Annual	1-day SOFR, 5.33%	Annual	Deutsche Bank AG	09/12/24	3.86%	USD	227,538	$ 583,018
10-Year Interest Rate Swap, 09/15/34	3.89%	Annual	1-day SOFR, 5.33%	Annual	Citibank N.A.	09/13/24	3.89%	USD	113,769	151,049
10-Year Interest Rate Swap, 09/19/34	3.83%	Annual	1-day SOFR, 5.33%	Annual	Bank of America N.A.	09/17/24	3.82%	USD	56,885	240,621
1-Year Interest Rate Swap, 10/18/25	3.84%	Annual	1-day SOFR, 5.33%	Annual	Barclays Bank PLC	10/16/24	3.84%	USD	4,231,593	2,325,961
1-Year Interest Rate Swap, 10/18/25	3.84%	Annual	1-day SOFR, 5.33%	Annual	Goldman Sachs International	10/16/24	3.84%	USD	2,121,457	1,168,101
10-Year Interest Rate Swap, 05/10/36	3.95%	Annual	1-day SOFR, 5.33%	Annual	Deutsche Bank AG	05/08/26	3.95%	USD	21,800	(177,541)

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 05/13/36	3.98%	Annual	1-day SOFR, 5.33%	Annual	Bank of America N.A.	05/11/26	3.98%	USD	87,950	$ (844,804)
10-Year Interest Rate Swap, 05/20/36	3.84%	Annual	1-day SOFR, 5.33%	Annual	Morgan Stanley & Co. International PLC	05/18/26	3.84%	USD	10,891	(108,200)
10-Year Interest Rate Swap, 05/20/36	3.84%	Annual	1-day SOFR, 5.33%	Annual	Morgan Stanley & Co. International PLC	05/18/26	3.84%	USD	7,888	(78,365)
10-Year Interest Rate Swap, 05/20/36	3.87%	Annual	1-day SOFR, 5.33%	Annual	Bank of America N.A.	05/18/26	3.87%	USD	12,252	(55,288)
10-Year Interest Rate Swap, 05/20/36	3.87%	Annual	1-day SOFR, 5.33%	Annual	Bank of America N.A.	05/18/26	3.87%	USD	5,133	(23,163)
10-Year Interest Rate Swap, 05/24/36	3.91%	Annual	1-day SOFR, 5.33%	Annual	Bank of America N.A.	05/22/26	3.91%	USD	28,065	(190,010)
										2,991,379
Put
10-Year Interest Rate Swap, 09/14/34	1-day SOFR, 5.33%	Annual	3.86%	Annual	Deutsche Bank AG	09/12/24	3.86%	USD	227,538	$ (450,275)
10-Year Interest Rate Swap, 09/15/34	1-day SOFR, 5.33%	Annual	3.89%	Annual	Citibank N.A.	09/13/24	3.89%	USD	113,769	(111,508)
10-Year Interest Rate Swap, 09/19/34	1-day SOFR, 5.33%	Annual	3.83%	Annual	Bank of America N.A.	09/17/24	3.82%	USD	56,885	(163,015)
30-Year Interest Rate Swap, 09/20/54	1-day SOFR, 5.33%	Annual	3.86%	Annual	Citibank N.A.	09/18/24	3.86%	USD	101,128	(718,511)
1-Year Interest Rate Swap, 10/19/25	1-day SOFR, 5.33%	Annual	5.10%	Annual	Goldman Sachs International	10/17/24	5.10%	USD	1,965,577	2,553,927

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
1-Year Interest Rate Swap, 10/19/25	1-day SOFR, 5.33%	Annual	5.10%	Annual	Goldman Sachs International	10/17/24	5.10%	USD	982,789	$ 1,198,289
10-Year Interest Rate Swap, 05/10/36	1-day SOFR, 5.33%	Annual	3.95%	Annual	Deutsche Bank AG	05/08/26	3.95%	USD	21,800	67,739
10-Year Interest Rate Swap, 05/13/36	1-day SOFR, 5.33%	Annual	3.98%	Annual	Bank of America N.A.	05/11/26	3.98%	USD	87,950	362,651
10-Year Interest Rate Swap, 05/20/36	1-day SOFR, 5.33%	Annual	3.84%	Annual	Morgan Stanley & Co. International PLC	05/18/26	3.84%	USD	7,888	(34,603)
10-Year Interest Rate Swap, 05/20/36	1-day SOFR, 5.33%	Annual	3.84%	Annual	Morgan Stanley & Co. International PLC	05/18/26	3.84%	USD	10,891	(47,778)
10-Year Interest Rate Swap, 05/20/36	1-day SOFR, 5.33%	Annual	3.87%	Annual	Bank of America N.A.	05/18/26	3.87%	USD	12,252	10,028
10-Year Interest Rate Swap, 05/20/36	1-day SOFR, 5.33%	Annual	3.87%	Annual	Bank of America N.A.	05/18/26	3.87%	USD	5,133	4,201
10-Year Interest Rate Swap, 05/24/36	1-day SOFR, 5.33%	Annual	3.91%	Annual	Bank of America N.A.	05/22/26	3.91%	USD	28,065	39,537
										2,710,682
										$ 5,702,061
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR.41.V1	1.00%	Quarterly	06/20/29	EUR	17,284	$ (334,902)	$ (389,218)	$ 54,316
ITRAXX.FINSR.41.V1	1.00	Quarterly	06/20/29	EUR	54,428	(761,834)	(976,799)	214,965
ITRAXX.XO.41.V1	5.00	Quarterly	06/20/29	EUR	24,706	(1,999,609)	(2,323,735)	324,126
						$ (3,096,345)	$ (3,689,752)	$ 593,407

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	B+	USD	473,284	$ 30,270,349	$ 29,747,972	$ 522,377
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund			Received by the Fund			Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.13%	At Termination	06/15/29	EUR	92,770	$ (5,295)	$ —	$ (5,295)
3.88%	At Termination	UK RPI All Items Monthly	At Termination	06/15/29	GBP	38,190	76,095	—	76,095
2.46%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	07/01/29	USD	51,173	123,414	—	123,414
2.56%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	06/07/34	USD	5,047	(8,768)	(500)	(8,268)
2.54%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	06/13/34	USD	3,382	291	(376)	667
							$ 185,737	$ (876)	$ 186,613
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
4.86%	At Termination	1-day CORRA, 3.51%	At Termination	N/A	07/25/24	CAD	376,398	$ (28,486)	$ —	$ (28,486)
4.87%	At Termination	1-day CORRA, 3.51%	At Termination	N/A	07/25/24	CAD	162,604	(13,402)	—	(13,402)
4.87%	At Termination	1-day CORRA, 3.51%	At Termination	N/A	07/25/24	CAD	752,797	(60,094)	—	(60,094)
1-day Overnight Fed Funds Rate, 5.33%	At Termination	5.31%	At Termination	07/31/24(a)	09/18/24	USD	7,378,860	38,306	—	38,306
1-day Overnight Fed Funds Rate, 5.33%	At Termination	5.32%	At Termination	07/31/24(a)	09/18/24	USD	7,378,840	164,823	—	164,823
1-day Overnight Fed Funds Rate, 5.33%	At Termination	5.32%	At Termination	07/31/24(a)	09/18/24	USD	7,378,840	142,496	—	142,496
1-day Overnight Fed Funds Rate, 5.33%	At Termination	5.32%	At Termination	07/31/24(a)	09/18/24	USD	7,378,840	162,342	—	162,342
1-day Overnight Fed Funds Rate, 5.33%	At Termination	5.32%	At Termination	07/31/24(a)	09/18/24	USD	7,284,000	184,744	—	184,744
4.68%	Quarterly	3-month PRIBOR, 4.65%	Annual	N/A	03/20/25	CZK	339,287	(179,000)	—	(179,000)
5.14%	Semi-Annual	6-month WIBOR, 5.85%	Annual	N/A	12/20/25	PLN	25,383	(118,326)	—	(118,326)
8.15%	Quarterly	3-month JIBAR, 8.35%	Quarterly	05/07/25(a)	05/07/26	ZAR	301,977	(73,340)	—	(73,340)

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
7.97%	Quarterly	3-month JIBAR, 8.35%	Quarterly	06/06/25(a)	06/06/26	ZAR	207,973	$ (30,893)	$ —	$ (30,893)
28-day MXIBTIIE, 11.24%	Monthly	10.76%	Monthly	N/A	06/11/26	MXN	60,912	26,378	—	26,378
4.09%	Annual	1-day SOFR, 5.33%	Annual	N/A	02/28/31	USD	9,920	(43,983)	—	(43,983)
1-day SOFR, 5.33%	Annual	4.12%	Annual	N/A	11/15/33	USD	11,988	144,526	—	144,526
4.10%	Annual	1-day SOFR, 5.33%	Annual	N/A	11/15/33	USD	18,062	(191,247)	—	(191,247)
6-month EURIBOR, 3.68%	Annual	2.73%	Semi-Annual	N/A	01/26/34	EUR	5,930	(92,884)	34,114	(126,998)
1-day SOFR, 5.33%	Annual	3.78%	Annual	N/A	06/18/34	USD	42,137	(618,113)	—	(618,113)
2.51%	Semi-Annual	6-month EURIBOR, 3.68%	Annual	N/A	01/26/54	EUR	2,442	44,161	(32,426)	76,587
2.49%	Semi-Annual	6-month EURIBOR, 3.68%	Annual	N/A	02/19/54	EUR	41,301	832,192	—	832,192
2.51%	Semi-Annual	6-month EURIBOR, 3.68%	Annual	N/A	02/20/54	EUR	41,301	687,037	—	687,037
2.51%	Semi-Annual	6-month EURIBOR, 3.68%	Annual	N/A	02/20/54	EUR	40,708	609,910	—	609,910
2.51%	Semi-Annual	6-month EURIBOR, 3.68%	Annual	N/A	03/01/54	EUR	20,868	309,239	—	309,239
2.46%	Semi-Annual	6-month EURIBOR, 3.68%	Annual	N/A	03/22/54	EUR	8,764	225,848	—	225,848
2.54%	Semi-Annual	6-month EURIBOR, 3.68%	Annual	N/A	04/22/54	EUR	33,918	161,358	(71,301)	232,659
2.43%	Semi-Annual	6-month EURIBOR, 3.68%	Annual	N/A	06/19/54	EUR	8,347	220,700	—	220,700
2.43%	Semi-Annual	6-month EURIBOR, 3.68%	Annual	N/A	06/20/54	EUR	8,082	212,486	—	212,486
6-month EURIBOR, 3.68%	Annual	2.44%	Semi-Annual	N/A	06/24/54	EUR	5,548	(129,505)	—	(129,505)
								$ 2,587,273	$ (69,613)	$ 2,656,886
(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Avis Budget Group, Inc.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	750	$ (16,015)	$ 5,979	$ (21,994)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,680	(36,767)	13,270	(50,037)
Boeing Co. (The)	1.00	Quarterly	BNP Paribas S.A.	12/20/24	USD	2,250	(7,204)	(4,230)	(2,974)
Boeing Co. (The)	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	5,950	(19,052)	(6,622)	(12,430)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,216	(9,786)	7,640	(17,426)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	(9,782)	7,638	(17,420)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,220	(9,797)	7,650	(17,447)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	(9,782)	7,493	(17,275)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	4,500	(13,693)	10,487	(24,180)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	1,948	(5,927)	4,540	(10,467)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	USD	2,540	(100,731)	61,167	(161,898)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	500	126	50,534	(50,408)
Caterpillar, Inc.	1.00	Quarterly	Deutsche Bank AG	06/20/27	USD	4,300	(98,085)	(61,449)	(36,636)

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
General Electric Co.	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	706	$ (16,486)	$ 8,803	$ (25,289)
General Electric Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	706	(16,486)	8,803	(25,289)
General Electric Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	943	(22,025)	11,048	(33,073)
BorgWarner, Inc.	1.00	Quarterly	BNP Paribas S.A.	12/20/27	USD	1,000	(15,715)	9,644	(25,359)
Pitney Bowes, Inc.	1.00	Quarterly	Bank of America N.A.	12/20/27	USD	620	62,093	114,334	(52,241)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	250	25,037	47,415	(22,378)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	380	38,057	74,258	(36,201)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	780	78,117	189,058	(110,941)
Simon Property Group LP	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	3,640	(61,961)	39,289	(101,250)
Credit Suisse Group AG	1.00	Quarterly	Barclays Bank PLC	06/20/28	EUR	1,350	(24,958)	68,658	(93,616)
Credit Suisse Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	3,500	(64,706)	99,399	(164,105)
Deutsche Bank AG	1.00	Quarterly	BNP Paribas S.A.	06/20/28	EUR	4,400	(66,754)	287,901	(354,655)
Deutsche Bank AG	1.00	Quarterly	Goldman Sachs International	06/20/28	EUR	4,400	(66,754)	201,978	(268,732)
Boeing Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	4,700	54,392	(20,541)	74,933
Abbott Laboratories	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	7,786	(200,438)	(175,743)	(24,695)
American Electronic Power Co., Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	8,534	(235,926)	(233,556)	(2,370)
American Electronic Power Co., Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	10,695	(295,656)	(292,686)	(2,970)
American Electronic Power Co., Inc.	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	19,990	(552,618)	(547,068)	(5,550)
American Express Co.	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	19,990	(602,155)	(583,455)	(18,700)
Boeing Co. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	4,700	76,838	56,047	20,791
Dominion Energy, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	19,396	(451,920)	(376,190)	(75,730)
Federative Republic of Brazil	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	7,666	227,585	121,827	105,758
Federative Republic of Brazil	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	7,723	229,280	221,895	7,385
Federative Republic of Brazil	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	1,206	35,803	31,112	4,691
Federative Republic of Brazil	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	1,205	35,774	32,102	3,672
Federative Republic of Brazil	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	3,091	91,765	84,949	6,816
Republic of Chile	1.00	Quarterly	Citibank N.A.	06/20/29	USD	2,431	(47,737)	(48,101)	364
Republic of Chile	1.00	Quarterly	Citibank N.A.	06/20/29	USD	2,431	(47,737)	(48,101)	364
Republic of Chile	1.00	Quarterly	Citibank N.A.	06/20/29	USD	5,546	(108,913)	(109,742)	829
Republic of Colombia	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	4,910	199,534	163,595	35,939
Republic of South Africa	1.00	Quarterly	Citibank N.A.	06/20/29	USD	2,570	119,381	150,523	(31,142)
Republic of South Africa	1.00	Quarterly	Citibank N.A.	06/20/29	USD	2,732	126,896	159,998	(33,102)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/29	USD	1,073	49,842	66,583	(16,741)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/29	USD	1,728	80,266	109,263	(28,997)
Republic of Turkey	1.00	Quarterly	Bank of America N.A.	06/20/29	USD	992	72,979	84,648	(11,669)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	2,481	182,449	248,306	(65,857)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	2,481	182,449	248,306	(65,857)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	2,183	160,555	218,509	(57,954)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/29	USD	3,838	282,189	327,919	(45,730)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	3,026	2,844	30,860	(28,016)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	64	60	711	(651)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	2,080	352,560	63,730	288,830
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	USD	3,544	600,708	255,895	344,813
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	34,578	10,234	24,344
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	7	(1)	(2)	1
							$ 166,590	$ 1,516,512	$ (1,349,922)

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB	USD	1,015	$ 62,345	$ 26,332	$ 36,013
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	906	(153,567)	(93,980)	(59,587)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	1,310	(222,045)	(132,342)	(89,703)
CMBX.NA.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	121	(20,510)	(24,736)	4,226
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	231	(39,154)	(12,166)	(26,988)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,060	(179,670)	(46,438)	(133,232)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,200	(203,400)	(1,350)	(202,050)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,000	(169,500)	(238,774)	69,274
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	B-	USD	60	(11,389)	(4,485)	(6,904)
								$ (936,890)	$ (527,939)	$ (408,951)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day BZDIOVER, 0.04%	At Termination	10.67%	At Termination	BNP Paribas S.A.	N/A	01/02/25	BRL	57,261	$ (3,048)	$ —	$ (3,048)
9.73%	At Termination	1-day COOIS, 10.96%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/10/25	COP	16,035,300	(7,183)	—	(7,183)
9.81%	At Termination	1-day COOIS, 10.96%	At Termination	JPMorgan Chase Bank N.A.	N/A	05/10/25	COP	23,970,250	(15,211)	—	(15,211)
8.62%	At Termination	1-day COOIS, 10.96%	At Termination	JPMorgan Chase Bank N.A.	11/05/2024(a)	11/05/25	COP	44,297,919	(4,850)	—	(4,850)
1-day BZDIOVER, 0.04%	At Termination	10.11%	At Termination	Goldman Sachs International	N/A	01/02/26	BRL	12,885	(75,869)	—	(75,869)
1-day BZDIOVER, 0.04%	At Termination	11.75%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	31,817	(6,269)	—	(6,269)
1-day BZDIOVER, 0.04%	At Termination	11.80%	At Termination	Citibank N.A.	N/A	01/02/26	BRL	32,055	3,250	—	3,250
1-day CLICP, 24,090.02	At Termination	4.95%	At Termination	Goldman Sachs International	04/01/2025(a)	04/01/26	CLP	12,522,863	(29,652)	—	(29,652)
1-day BZDIOVER, 0.04%	At Termination	9.79%	At Termination	BNP Paribas S.A.	N/A	01/04/27	BRL	43,250	(417,801)	—	(417,801)
1-day BZDIOVER, 0.04%	At Termination	10.32%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	616	(4,097)	—	(4,097)
10.97%	At Termination	1-day BZDIOVER, 0.04%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	50,523	185,451	—	185,451
1-day BZDIOVER, 0.04%	At Termination	11.40%	At Termination	Goldman Sachs International	N/A	01/04/27	BRL	10,996	(21,902)	—	(21,902)

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
OTC Interest Rate Swaps (continued)
Paid by the Fund			Received by the Fund			Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
11.57%	At Termination	1-day BZDIOVER, 0.04%	At Termination	BNP Paribas S.A.	N/A	01/04/27	BRL	21,383	$ 25,524	$ —	$ 25,524
4.92%	Semi-Annual	1-day CLICP, 24,090.02	Semi-Annual	JPMorgan Chase Bank N.A.	04/01/2026(a)	04/01/28	CLP	6,749,597	40,857	—	40,857
4.99%	Semi-Annual	1-day CLICP, 24,090.02	Semi-Annual	Goldman Sachs International	04/01/2026(a)	04/01/28	CLP	7,031,786	32,804	—	32,804
									$(297,996)	$—	$(297,996)
OTC Total Return Swaps
Paid by the Fund			Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.00%	At Termination	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	At Termination	Goldman Sachs International	12/06/24	USD	10,153	$ (18,262)	$ —	$ (18,262)
0.00%	At Termination	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy	At Termination	Goldman Sachs International	05/06/25	USD	72,705	25,378	—	25,378
								$ 7,116	$ —	$ 7,116
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(b)	02/26/25–04/29/25	$ (14,440,011)	$ (695,807)(c)	$ (14,573,285)	0.7%
	Monthly	Citibank N.A.(d)	02/27/25–02/24/28	(14,522,912)	906,677(e)	(13,248,689)	0.7
	Monthly	JPMorgan Chase Bank N.A.(f)	02/10/25–02/18/25	(7,006,832)	(57,763)(g)	(7,291,390)	0.6
	Monthly	Merrill Lynch International(h)	02/15/28–03/15/28	(10,649,779)	423,419(i)	(10,159,780)	0.8
					$ 576,526	$ (45,273,144)
(a)	The Master Portfolio receives the total return on a portfolio of long positions underlying the total return swap. The Master Portfolio pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Master Portfolio pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(562,533) of net dividends and financing fees.
(e)	Amount includes $(367,546) of net dividends and financing fees.
(g)	Amount includes $226,795 of net dividends and financing fees.
(i)	Amount includes $(66.580) of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0 - 75 basis points	0 - 75 basis points	15 - 150 basis points
Benchmarks:	Bank of Canada Overnight Rate Target:	Canadian Overnight Repo Rate Average:	Overnight Reserve Bank of Australia Rate:
	CAD 1-Day	CAD 1-Day	AUD 1-Day
	Swiss Average Rate O/N:	Swiss Average Rate O/N:	Overnight Interbank Rate:

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	CHF 1-Day	CHF 1-Day	CAD 1-Day
	Euro Short Term Rate:	Euro Short Term Rate:	Swiss Average Rate O/N:
	EUR 1-Day	EUR 1-Day	CHF 1-Day
	Sterling Overnight Index Average:	Sterling Overnight Index Average:	Annualized Overnight Deposit MID Rate:
	GBP 1-Day	GBP 1-Day	DKK 1-Day
	Tokyo Overnight Average Rate:	Tokyo Overnight Average Rate:	Euro Short-Term Rate:
	JPY 1-day	JPY 1-Day	EUR 1-day
	Norwegian Overnight Weighted Average:	Norwegian Overnight Weighted Average:	Sterling Overnight Index Average:
	NOK 1-day	NOK 1-day	GBP 1-day
	Stockholm Overnight Interbank Offer Rate:	Stockholm Overnight Interbank Offer Rate:	Hong Kong Overnight Index Average:
	SEK 1-day	SEK 1-day	HKD 1-day
	Overnight Bank Funding Rate:	Overnight Bank Funding Rate:	Tokyo Overnight Average Rate:
	USD 1-day	USD 1-day	JPY 1-day
Mexican Interbank Rate:
MXN 28-day
Stockholm Overnight Interbank Offer Rate:
SEK 1-day
Overnight Bank Funding Rate:
USD 1-day
Rand Overnight Interest Rate Fixing:
ZAR 1-day

(h)
Range:	0 - 520 basis points
Benchmarks:	Overnight Reserve Bank of Australia Rate:
AUD 1-Day
Bank of Canada Overnight Rate Target:
CAD 1-Day
Swiss Average Rate O/N:
CHF 1-day
Copenhagen Interbank Swap Rate:
DKK 1-week
Euro Short-Term Rate:
EUR 1-day
Sterling Overnight Index Average:
GBP 1-day
Hong Kong Overnight Index Average:
HKD 1-day
Tokyo Overnight Average Rate:
JPY 1-day
Mexican Interbank Rate:
MXN 28-day
Stockholm Overnight Interbank Offer Rate:
SEK 1-day
Overnight Bank Funding Rate:
USD 1-day
Johannesburg Interbank Agreed Rate:
ZAR 1-month

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC, as of period end, termination dates February 26, 2025 to April 29, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobile Components
Magna International, Inc.	14,600	$ 611,940	(4.2)%
Toyo Tire Corp.	26,600	426,895	(2.9)%
		1,038,835
Banks
Banque Cantonale Vaudoise, Registered Shares	14,300	1,517,267	(10.4)%
Credicorp Ltd.	6,100	984,113	(6.8)%
		2,501,380
Capital Markets
Julius Baer Group Ltd.	13,000	727,119	(5.0)%
Nihon M&A Center Holdings, Inc.	140,200	726,093	(5.0)%
UBS Group AG, Registered Shares	17,300	508,104	(3.5)%
		1,961,316
Chemicals
DIC Corp.	69,400	1,320,698	(9.1)%
Kuraray Co. Ltd.	111,900	1,294,710	(8.9)%
		2,615,408
Construction Materials
Buzzi SpA	26,000	1,046,967	(7.2)%
Holcim AG	13,800	1,219,810	(8.4)%
		2,266,777
Consumer Staples Distribution & Retail
Koninklijke Ahold Delhaize NV	38,000	1,118,230	(7.7)%
Diversified Telecommunication Services
Elisa Oyj	34,100	1,561,195	(10.7)%
Telenor ASA	68,800	784,205	(5.4)%
		2,345,400
Electric Utilities
Eversource Energy	28,100	1,593,551	(10.9)%
Electrical Equipment
Mabuchi Motor Co. Ltd.	91,100	1,359,913	(9.4)%
Mitsubishi Electric Corp.	64,700	1,036,825	(7.1)%
		2,396,738
Entertainment
CTS Eventim AG & Co. KGaA	7,300	607,720	(4.2)%
Toei Animation Co. Ltd.	59,800	926,420	(6.3)%
		1,534,140
Financial Services
Eurazeo SE	22,000	1,754,246	(12.0)%
Food Products
Bunge Global SA	6,300	672,651	(4.6)%
Conagra Brands, Inc.	34,300	974,806	(6.7)%
	Shares	Value	% of Basket Value
Food Products (continued)
Hormel Foods Corp.	28,200	$ 859,818	(5.9)%
NH Foods Ltd.	19,000	570,575	(3.9)%
		3,077,850
Ground Transportation
Odakyu Electric Railway Co. Ltd.	70,500	683,778	(4.7)%
Health Care Equipment & Supplies
ConvaTec Group PLC	159,200	471,665	(3.2)%
Health Care REITs
Ventas, Inc.	16,900	866,294	(5.9)%
Hotels, Restaurants & Leisure
Carnival Corp.	61,200	1,145,664	(7.9)%
Yum China Holdings, Inc.	15,100	465,684	(3.2)%
		1,611,348
Independent Power and Renewable Electricity Producers
Neoen SA	16,200	655,206	(4.5)%
Industrial REITs
Warehouses De Pauw CVA	45,000	1,215,389	(8.3)%
Insurance
Aon PLC, Class A	2,800	822,024	(5.6)%
MS&AD Insurance Group Holdings, Inc.	68,400	1,527,100	(10.5)%
NN Group NV	15,500	720,416	(5.0)%
		3,069,540
Machinery
Cummins, Inc.	6,600	1,827,738	(12.5)%
PACCAR, Inc.	11,200	1,152,928	(7.9)%
Volvo AB, B Shares	98,600	2,533,471	(17.4)%
		5,514,137
Marine Transportation
Kuehne + Nagel International AG, Registered Shares	3,700	1,064,794	(7.3)%
Nippon Yusen KK	15,100	440,571	(3.0)%
		1,505,365
Media
AMC Networks, Inc., Class A	45,315	437,743	(3.0)%
Metals & Mining
Dowa Holdings Co. Ltd.	20,700	740,170	(5.1)%
Mitsui Mining & Smelting Co. Ltd.	27,200	871,630	(6.0)%
SSAB AB, A Shares	101,600	559,538	(3.8)%
		2,171,338
Oil, Gas & Consumable Fuels
Idemitsu Kosan Co. Ltd.	75,200	488,767	(3.4)%
Koninklijke Vopak NV	29,300	1,217,302	(8.3)%
		1,706,069
Personal Care Products
Kenvue, Inc.	43,900	798,102	(5.5)%
Real Estate Management & Development
PSP Swiss Property AG, Registered Shares	6,400	821,569	(5.6)%

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment
Lam Research Corp.	1,000	$ 1,064,850	(7.3)%
SCREEN Holdings Co. Ltd.	5,100	462,360	(3.2)%
		1,527,210
Software
Atlassian Corp., Class A	9,300	1,644,984	(11.3)%
Dassault Systemes SE	29,700	1,116,749	(7.7)%
Fortinet, Inc.	9,200	554,484	(3.8)%
ServiceNow, Inc.	1,600	1,258,672	(8.6)%
		4,574,889
Specialty Retail
Shimamura Co. Ltd.	15,400	701,229	(4.8)%
Technology Hardware, Storage & Peripherals
Seagate Technology Holdings PLC	4,700	485,369	(3.3)%
Textiles, Apparel & Luxury Goods
Goldwin, Inc.	17,100	936,521	(6.4)%
Tobacco
Imperial Brands PLC	39,700	1,015,877	(7.0)%
Trading Companies & Distributors
Toyota Tsusho Corp.	39,600	773,908	(5.3)%
Transportation Infrastructure
Flughafen Zurich AG, Registered Shares	2,600	575,535	(3.9)%
Kamigumi Co. Ltd.	58,900	1,216,852	(8.4)%
		1,792,387
Water Utilities
American Water Works Co., Inc.	6,600	852,456	(5.9)%
Total Reference Entity — Long		58,391,260
Reference Entity — Short
Common Stocks
Aerospace & Defense
General Dynamics Corp.	2,200	(638,308)	4.4%
Air Freight & Logistics
NIPPON EXPRESS HOLDINGS, Inc.	35,600	(1,647,587)	11.3%
Sankyu, Inc.	33,500	(1,147,514)	7.9%
SG Holdings Co. Ltd.	69,700	(644,540)	4.4%
		(3,439,641)
Automobile Components
Koito Manufacturing Co. Ltd.	71,700	(988,477)	6.8%
Automobiles
NIO, Inc.	10,800	(44,928)	0.3%
Suzuki Motor Corp.	77,800	(898,171)	6.2%
		(943,099)
Banks
Chiba Bank Ltd. (The)	107,800	(966,242)	6.6%
HSBC Holdings PLC	205,100	(1,770,425)	12.1%
Nordea Bank Abp	54,400	(648,481)	4.5%
		(3,385,148)
Beverages
Diageo PLC	29,300	(919,844)	6.3%
	Shares	Value	% of Basket Value
Broadline Retail
Mercari, Inc.	56,400	$ (700,622)	4.8%
Rakuten Group, Inc.	192,400	(996,716)	6.8%
		(1,697,338)
Capital Markets
Euronext NV	7,200	(667,226)	4.6%
Chemicals
Albemarle Corp.	400	(38,208)	0.2%
Kaneka Corp.	18,100	(476,667)	3.3%
Mitsui Chemicals, Inc.	29,800	(825,204)	5.7%
Nissan Chemical Corp.	32,700	(1,039,360)	7.1%
Solvay SA	1,500	(52,896)	0.4%
Sumitomo Chemical Co. Ltd.	840,700	(1,805,146)	12.4%
Tokyo Ohka Kogyo Co. Ltd.	31,500	(859,494)	5.9%
		(5,096,975)
Construction & Engineering
Penta-Ocean Construction Co. Ltd.	264,400	(1,089,590)	7.5%
Skanska AB, B Shares	26,400	(476,266)	3.2%
Taisei Corp.	37,900	(1,409,983)	9.7%
		(2,975,839)
Consumer Finance
Orient Corp.	116,300	(746,610)	5.1%
Consumer Staples Distribution & Retail
Kobe Bussan Co. Ltd.	23,800	(530,168)	3.6%
MatsukiyoCocokara & Co.	91,200	(1,309,668)	9.0%
Seven & i Holdings Co. Ltd.	47,400	(579,236)	4.0%
		(2,419,072)
Diversified REITs
Nomura Real Estate Master Fund, Inc.	800	(710,646)	4.9%
Diversified Telecommunication Services
Telecom Italia SpA/Milano	45,000	(10,763)	0.1%
Electronic Equipment, Instruments & Components
Alps Alpine Co. Ltd.	45,900	(440,108)	3.0%
Anritsu Corp.	70,700	(542,772)	3.8%
Hamamatsu Photonics KK	20,200	(542,645)	3.7%
		(1,525,525)
Entertainment
Daiichikosho Co. Ltd.	98,700	(1,018,453)	7.0%
Financial Services
Wendel SE	7,000	(618,765)	4.3%
Worldline SA/France	69,800	(760,655)	5.2%
Zenkoku Hosho Co. Ltd.	35,200	(1,298,804)	8.9%
		(2,678,224)
Food Products
Calbee, Inc.	40,800	(784,563)	5.4%
Ground Transportation
Kintetsu Group Holdings Co. Ltd.	44,200	(964,069)	6.6%
Seibu Holdings, Inc.	42,600	(588,703)	4.0%
Tokyu Corp.	84,000	(927,549)	6.4%
		(2,480,321)
Health Care Equipment & Supplies
Olympus Corp.	88,300	(1,425,368)	9.8%

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
	Shares	Value	% of Basket Value
Hotels, Restaurants & Leisure
McDonald’s Holdings Co. Japan Ltd.	18,400	$ (726,160)	5.0%
Oriental Land Co. Ltd./Japan	26,000	(726,547)	5.0%
		(1,452,707)
Household Durables
Iida Group Holdings Co. Ltd.	75,400	(996,204)	6.9%
Sharp Corp./Japan	13,300	(76,956)	0.5%
		(1,073,160)
Household Products
Lion Corp.	76,700	(597,818)	4.1%
Industrial REITs
GLP J-Reit	800	(653,205)	4.5%
Insurance
Arthur J Gallagher & Co.	4,100	(1,063,171)	7.3%
Swiss Life Holding AG, Registered Shares	3,400	(2,495,371)	17.1%
		(3,558,542)
IT Services
Cognizant Technology Solutions Corp., Class A	26,600	(1,808,800)	12.4%
Leisure Products
Yamaha Corp.	19,200	(451,256)	3.1%
Life Sciences Tools & Services
Tecan Group AG, Registered Shares	1,500	(502,226)	3.4%
Machinery
DMG Mori Co. Ltd.	46,700	(1,221,528)	8.4%
Hoshizaki Corp.	16,900	(537,550)	3.7%
Husqvarna AB, B Shares	106,100	(848,455)	5.8%
OKUMA Corp.	12,900	(584,454)	4.0%
Toyota Industries Corp.	5,300	(450,847)	3.1%
		(3,642,834)
Media
RTL Group SA	38,100	(1,156,873)	7.9%
WPP PLC	60,400	(553,064)	3.8%
		(1,709,937)
Multi-Utilities
Public Service Enterprise Group, Inc.	21,600	(1,591,920)	10.9%
Office REITs
BXP, Inc.	8,600	(529,416)	3.6%
Japan Real Estate Investment Corp.	400	(1,264,321)	8.7%
		(1,793,737)
Oil, Gas & Consumable Fuels
EQT Corp.	31,700	(1,172,266)	8.0%
Occidental Petroleum Corp.	15,700	(989,571)	6.8%
ONEOK, Inc.	7,900	(644,245)	4.4%
		(2,806,082)
Personal Care Products
Beiersdorf AG	10,700	(1,566,115)	10.7%
Pharmaceuticals
Nippon Shinyaku Co. Ltd.	54,200	(1,095,787)	7.5%
Sawai Group Holdings Co. Ltd.	31,900	(1,294,417)	8.9%
Sumitomo Pharma Co. Ltd.	295,700	(745,319)	5.1%
		(3,135,523)
Professional Services
Recruit Holdings Co. Ltd.	23,500	(1,264,469)	8.7%
	Shares	Value	% of Basket Value
Real Estate Management & Development
Nomura Real Estate Holdings, Inc.	28,800	$ (724,994)	5.0%
Relo Group, Inc.	80,000	(854,949)	5.9%
Tokyo Tatemono Co. Ltd.	20,600	(327,802)	2.2%
		(1,907,745)
Retail REITs
Japan Metropolitan Fund Invest	1,700	(956,489)	6.6%
Semiconductors & Semiconductor Equipment
Lasertec Corp.	1,600	(359,169)	2.5%
Sanken Electric Co. Ltd.	14,100	(603,726)	4.1%
Shinko Electric Industries Co. Ltd.	14,600	(510,455)	3.5%
SUMCO Corp.	88,100	(1,274,439)	8.8%
		(2,747,789)
Specialty Retail
AutoZone, Inc.	200	(592,820)	4.1%
Home Depot, Inc. (The)	2,100	(722,904)	5.0%
K’s Holdings Corp.	87,400	(823,422)	5.6%
O’Reilly Automotive, Inc.	600	(633,636)	4.3%
		(2,772,782)
Trading Companies & Distributors
Mitsubishi Corp.	47,600	(935,716)	6.4%
RS Group PLC	71,300	(630,107)	4.3%
Sumitomo Corp.	34,000	(854,146)	5.9%
		(2,419,969)
Total Reference Entity — Short		(72,964,545)
Net Value of Reference Entity — Barclays Bank PLC		$(14,573,285)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, termination dates February 27, 2025 to February 24, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Lockheed Martin Corp.	2,800	$ 1,307,880	(9.9)%
Rolls-Royce Holdings PLC	92,100	528,952	(4.0)%
		1,836,832
Air Freight & Logistics
United Parcel Service, Inc., Class B	4,700	643,195	(4.9)%
Automobiles
General Motors Co.	15,600	724,776	(5.5)%
Yamaha Motor Co. Ltd.	107,400	998,477	(7.5)%
		1,723,253
Banks
ABN AMRO Bank NV	28,400	466,432	(3.5)%
Barclays PLC	229,100	605,378	(4.6)%

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
	Shares	Value	% of Basket Value
Banks (continued)
NatWest Group PLC	169,200	$ 665,649	(5.0)%
PNC Financial Services Group, Inc. (The)	4,500	699,660	(5.3)%
		2,437,119
Beverages
Coca-Cola Bottlers Japan Holdings, Inc.	50,300	630,587	(4.8)%
Ito En Ltd.	72,200	1,566,896	(11.8)%
		2,197,483
Broadline Retail
PDD Holdings, Inc.	9,900	1,316,205	(9.9)%
Takashimaya Co. Ltd.	33,000	557,327	(4.2)%
		1,873,532
Building Products
Daikin Industries Ltd.	3,500	487,255	(3.7)%
Capital Markets
Franklin Resources, Inc.	77,200	1,725,420	(13.0)%
MSCI, Inc.	2,100	1,011,675	(7.6)%
State Street Corp.	29,100	2,153,400	(16.3)%
		4,890,495
Chemicals
DuPont de Nemours, Inc.	12,300	990,027	(7.5)%
Construction & Engineering
Bouygues SA	24,900	800,395	(6.0)%
Kajima Corp.	37,400	648,740	(4.9)%
		1,449,135
Construction Materials
CRH PLC	12,500	926,303	(7.0)%
Diversified REITs
British Land Co. PLC (The)	130,200	676,757	(5.1)%
Diversified Telecommunication Services
Orange SA	78,400	786,392	(5.9)%
Electrical Equipment
Rockwell Automation, Inc.	7,000	1,926,960	(14.5)%
Electronic Equipment, Instruments & Components
Azbil Corp.	23,900	667,582	(5.0)%
Energy Equipment & Services
Tenaris SA	39,400	606,064	(4.6)%
Entertainment
Netflix, Inc.	1,600	1,079,808	(8.2)%
Walt Disney Co. (The)	7,900	784,391	(5.9)%
		1,864,199
Financial Services
Block, Inc.	7,200	464,328	(3.5)%
Edenred SE	21,000	890,648	(6.7)%
M&G PLC	387,500	996,193	(7.5)%
		2,351,169
Food Products
Yamazaki Baking Co. Ltd.	41,100	848,456	(6.4)%
Ground Transportation
Old Dominion Freight Line, Inc.	4,900	865,340	(6.5)%
	Shares	Value	% of Basket Value
Health Care Equipment & Supplies
Asahi Intecc Co. Ltd.	53,800	$ 755,299	(5.7)%
Dexcom, Inc.	6,900	782,322	(5.9)%
Jeol Ltd.	9,500	431,419	(3.3)%
Straumann Holding AG, Registered Shares	5,100	629,537	(4.7)%
		2,598,577
Health Care Providers & Services
Centene Corp.	7,500	497,250	(3.8)%
Fresenius Medical Care AG	15,200	580,895	(4.4)%
Medipal Holdings Corp.	77,700	1,184,561	(8.9)%
		2,262,706
Health Care REITs
Healthpeak Properties, Inc.	32,800	642,880	(4.9)%
Hotels, Restaurants & Leisure
Booking Holdings, Inc.	200	792,300	(6.0)%
Food & Life Cos. Ltd.	33,400	541,430	(4.1)%
Wynn Resorts Ltd.	5,900	528,050	(4.0)%
		1,861,780
Insurance
Aviva PLC	131,000	789,053	(6.0)%
Talanx AG	10,000	796,897	(6.0)%
		1,585,950
IT Services
TIS, Inc.	51,300	996,658	(7.5)%
Machinery
Sandvik AB	44,200	888,169	(6.7)%
Spirax Group PLC	6,900	739,538	(5.6)%
Trelleborg AB, B Shares	19,400	754,974	(5.7)%
		2,382,681
Marine Transportation
Kawasaki Kisen Kaisha Ltd.	40,200	586,232	(4.4)%
Mitsui OSK Lines Ltd.	47,700	1,434,179	(10.8)%
		2,020,411
Media
Hakuhodo DY Holdings, Inc.	74,200	543,159	(4.1)%
Paramount Global, Class B	73,100	759,509	(5.7)%
		1,302,668
Metals & Mining
Boliden AB	27,400	881,207	(6.7)%
Norsk Hydro ASA	77,000	480,055	(3.6)%
		1,361,262
Multi-Utilities
National Grid PLC	97,700	1,090,932	(8.2)%
Oil, Gas & Consumable Fuels
Equinor ASA	22,900	655,943	(4.9)%
Pharmaceuticals
Johnson & Johnson	17,100	2,499,336	(18.9)%
Semiconductors & Semiconductor Equipment
Mitsui High-Tec, Inc.	21,700	849,273	(6.4)%
Software
Sage Group PLC (The)	47,800	654,875	(4.9)%

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
	Shares	Value	% of Basket Value
Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.	1,200	$ 1,161,540	(8.8)%
Lululemon Athletica, Inc.	3,900	1,164,930	(8.8)%
		2,326,470
Tobacco
Altria Group, Inc.	19,200	874,560	(6.6)%
Trading Companies & Distributors
United Rentals, Inc.	900	582,057	(4.4)%
Transportation Infrastructure
Mitsubishi Logistics Corp.	26,400	868,748	(6.6)%
Total Reference Entity — Long		57,465,315
Reference Entity — Short
Common Stocks
Air Freight & Logistics
CH Robinson Worldwide, Inc.	8,800	(775,456)	5.9%
Deutsche Post AG	28,800	(1,169,479)	8.8%
FedEx Corp.	2,000	(599,680)	4.5%
NIPPON EXPRESS HOLDINGS, Inc.	1,400	(64,793)	0.5%
		(2,609,408)
Automobiles
Renault SA	18,800	(964,154)	7.3%
Banks
Swedbank AB, A Shares	58,000	(1,194,699)	9.0%
Beverages
Anheuser-Busch InBev SA/NV	31,500	(1,828,756)	13.8%
Coca-Cola Europacific Partners PLC	7,900	(575,673)	4.4%
Constellation Brands, Inc., Class A	8,200	(2,109,696)	15.9%
Davide Campari-Milano NV	100,800	(954,351)	7.2%
		(5,468,476)
Capital Markets
Blackstone, Inc.	5,000	(619,000)	4.7%
EQT AB	24,900	(730,002)	5.5%
Hargreaves Lansdown PLC	50,700	(722,701)	5.4%
		(2,071,703)
Chemicals
Air Products & Chemicals, Inc.	6,800	(1,754,740)	13.2%
Albemarle Corp.	5,500	(525,360)	4.0%
Celanese Corp.	6,900	(930,741)	7.0%
FUCHS SE, Preference Shares	16,800	(767,992)	5.8%
Solvay SA	13,100	(461,959)	3.5%
		(4,440,792)
Commercial Services & Supplies
Rentokil Initial PLC	221,800	(1,288,126)	9.7%
Securitas AB, B Shares	96,500	(956,540)	7.2%
		(2,244,666)
Communications Equipment
Nokia Oyj	245,600	(934,769)	7.1%
Consumer Staples Distribution & Retail
Alimentation Couche-Tard, Inc.	28,000	(1,571,258)	11.9%
Sysco Corp.	12,600	(899,514)	6.8%
Target Corp.	3,800	(562,552)	4.2%
Walgreens Boots Alliance, Inc.	42,600	(515,247)	3.9%
		(3,548,571)
	Shares	Value	% of Basket Value
Containers & Packaging
Westrock Co.	15,700	$ (789,082)	6.0%
Electronic Equipment, Instruments & Components
CDW Corp.	2,700	(604,368)	4.6%
Corning, Inc.	39,900	(1,550,115)	11.7%
Halma PLC	16,500	(562,412)	4.2%
Zebra Technologies Corp., Class A	1,800	(556,074)	4.2%
		(3,272,969)
Entertainment
Live Nation Entertainment, Inc.	4,400	(412,456)	3.1%
Financial Services
Fiserv, Inc.	10,200	(1,520,208)	11.5%
Groupe Bruxelles Lambert NV	11,100	(790,337)	5.9%
Nexi SpA	147,800	(900,988)	6.8%
		(3,211,533)
Food Products
Barry Callebaut AG, Registered Shares	400	(652,085)	4.9%
Hershey Co. (The)	8,100	(1,489,023)	11.2%
JDE Peet’s NV	61,000	(1,216,661)	9.2%
		(3,357,769)
Health Care Equipment & Supplies
DiaSorin SpA	16,200	(1,611,574)	12.2%
GE HealthCare Technologies, Inc.	21,700	(1,690,864)	12.8%
Solventum Corp.	10,400	(549,952)	4.1%
		(3,852,390)
Health Care Providers & Services
Fresenius SE & Co. KGaA	16,800	(501,888)	3.8%
Hotels, Restaurants & Leisure
Delivery Hero SE	27,800	(660,378)	5.0%
Household Durables
Persimmon PLC	61,800	(1,048,703)	7.9%
Sharp Corp./Japan	12,600	(72,906)	0.6%
		(1,121,609)
Industrial Conglomerates
Lifco AB, B Shares	52,700	(1,446,472)	10.9%
Insurance
American International Group, Inc.	26,300	(1,952,512)	14.7%
Arch Capital Group Ltd.	9,100	(918,099)	6.9%
ASR Nederland NV	21,100	(1,004,542)	7.6%
Chubb Ltd.	8,700	(2,219,196)	16.8%
Helvetia Holding AG, Registered Shares	11,500	(1,554,337)	11.7%
		(7,648,686)
Interactive Media & Services
Match Group, Inc.	12,100	(367,598)	2.8%
IT Services
Gartner, Inc.	1,900	(853,214)	6.4%
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc., Class A	1,900	(518,909)	3.9%
Waters Corp.	1,500	(435,180)	3.3%
		(954,089)
Machinery
Dover Corp.	5,100	(920,295)	7.0%

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
	Shares	Value	% of Basket Value
Machinery (continued)
TOMRA Systems ASA	44,600	$ (531,661)	4.0%
Valmet Oyj	24,700	(706,896)	5.3%
Xylem, Inc./NY	12,600	(1,708,938)	12.9%
		(3,867,790)
Media
Schibsted ASA, Class A	35,500	(1,048,010)	7.9%
Metals & Mining
thyssenkrupp AG	133,800	(579,259)	4.4%
Oil, Gas & Consumable Fuels
Phillips 66	4,100	(578,797)	4.4%
Passenger Airlines
Southwest Airlines Co.	26,000	(743,860)	5.6%
Pharmaceuticals
Viatris, Inc.	80,900	(859,967)	6.5%
Semiconductors & Semiconductor Equipment
ASM International NV	800	(611,500)	4.6%
Enphase Energy, Inc.	4,100	(408,811)	3.1%
First Solar, Inc.	1,700	(383,282)	2.9%
SOITEC	8,300	(921,520)	6.9%
Teradyne, Inc.	5,700	(845,253)	6.4%
		(3,170,366)
Software
Constellation Software, Inc./Canada	400	(1,152,554)	8.7%
Temenos AG	11,700	(806,261)	6.1%
		(1,958,815)
Specialized REITs
Iron Mountain, Inc.	7,600	(681,112)	5.1%
Specialty Retail
Bath & Body Works, Inc.	19,700	(769,285)	5.8%
Best Buy Co., Inc.	8,600	(724,894)	5.5%
		(1,494,179)
Technology Hardware, Storage & Peripherals
Super Micro Computer, Inc.	600	(491,610)	3.7%
Textiles, Apparel & Luxury Goods
Tapestry, Inc.	17,200	(735,988)	5.6%
Trading Companies & Distributors
Ashtead Group PLC	16,100	(1,073,447)	8.1%
Howden Joinery Group PLC	46,200	(510,969)	3.8%
WW Grainger, Inc.	1,100	(992,464)	7.5%
		(2,576,880)
Total Reference Entity — Short		(70,714,004)
Net Value of Reference Entity — Citibank N.A.		$(13,248,689)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A., as of period end, termination dates February 10, 2025 to February 18, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobile Components
Sumitomo Rubber Industries Ltd.	131,600	$ 1,320,334	(18.1)%
Banks
Banc of California, Inc.	1	13	(0.0)%
Customers Bancorp, Inc.	29,446	1,412,819	(19.4)%
Eagle Bancorp, Inc.	17,230	325,647	(4.5)%
Grupo Financiero Banorte SAB de CV, Class O	82,700	643,609	(8.8)%
New York Community Bancorp, Inc.	478,742	1,541,549	(21.1)%
Skandinaviska Enskilda Banken AB, Class A	58,100	858,990	(11.8)%
		4,782,627
Beverages
Nongfu Spring Co. Ltd., Class H	251,800	1,196,020	(16.4)%
Broadline Retail
JD.com, Inc., Class A	36,800	477,931	(6.6)%
Wesfarmers Ltd.	12,300	532,609	(7.3)%
		1,010,540
Building Products
Masco Corp.	14,700	980,049	(13.4)%
Capital Markets
B3 SA - Brasil Bolsa Balcao	783,800	1,434,371	(19.7)%
Invesco Ltd.	44,400	664,224	(9.1)%
Macquarie Group Ltd.	7,400	1,006,928	(13.8)%
		3,105,523
Chemicals
Evonik Industries AG	65,000	1,326,310	(18.2)%
Johnson Matthey PLC	47,400	938,920	(12.9)%
Kansai Paint Co. Ltd.	33,600	543,264	(7.5)%
Nippon Paint Holdings Co. Ltd.	145,400	950,477	(13.0)%
		3,758,971
Construction & Engineering
COMSYS Holdings Corp.	62,100	1,198,786	(16.4)%
Consumer Finance
Samsung Card Co. Ltd.	25,400	704,553	(9.7)%
Consumer Staples Distribution & Retail
Carrefour SA	92,200	1,306,497	(17.9)%
Marks & Spencer Group PLC	206,000	744,842	(10.2)%
		2,051,339
Electrical Equipment
Doosan Enerbility Co. Ltd.	42,400	616,401	(8.4)%
Vestas Wind Systems A/S	35,400	820,854	(11.3)%
		1,437,255

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
	Shares	Value	% of Basket Value
Food Products
General Mills, Inc.	12,700	$ 803,402	(11.0)%
Health Care Providers & Services
Ship Healthcare Holdings, Inc.	59,200	877,432	(12.0)%
Hotels, Restaurants & Leisure
DoorDash, Inc., Class A	5,900	641,802	(8.8)%
La Francaise des Jeux SAEM	20,300	691,419	(9.5)%
		1,333,221
Insurance
AIA Group Ltd.	129,400	875,488	(12.0)%
Power Corp. of Canada	103,200	2,868,071	(39.4)%
Principal Financial Group, Inc.	19,700	1,545,465	(21.2)%
Steadfast Group Ltd.	250,700	1,028,906	(14.1)%
		6,317,930
Interactive Media & Services
Tencent Holdings Ltd.	21,500	1,019,967	(14.0)%
IT Services
Nomura Research Institute Ltd.	18,200	514,400	(7.1)%
Shopify, Inc., Class A	7,000	462,607	(6.3)%
		977,007
Machinery
IDEX Corp.	7,600	1,529,120	(21.0)%
Metals & Mining
Franco-Nevada Corp.	10,100	1,197,486	(16.4)%
Oil, Gas & Consumable Fuels
Devon Energy Corp.	27,900	1,322,460	(18.1)%
Enbridge, Inc.	38,200	1,359,010	(18.7)%
		2,681,470
Personal Care Products
Kenvue, Inc.	27,600	501,768	(6.9)%
Rohto Pharmaceutical Co. Ltd.	35,200	736,931	(10.1)%
		1,238,699
Professional Services
SGS SA, Registered Shares	15,900	1,417,515	(19.4)%
Real Estate Management & Development
Swiss Prime Site AG, Registered Shares	13,300	1,259,444	(17.3)%
UOL Group Ltd.	326,700	1,251,738	(17.1)%
		2,511,182
Semiconductors & Semiconductor Equipment
ASMedia Technology, Inc.	12,000	824,663	(11.3)%
MediaTek, Inc.	20,000	861,368	(11.8)%
Realtek Semiconductor Corp.	64,000	1,073,999	(14.8)%
		2,760,030
Software
Intuit, Inc.	1,300	854,373	(11.7)%
Technology Hardware, Storage & Peripherals
FUJIFILM Holdings Corp.	70,800	1,660,735	(22.8)%
Wistron Corp.	136,000	441,398	(6.0)%
		2,102,133
Total Reference Entity — Long		49,166,964
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Banks
Atlantic Union Bankshares Corp.	7,830	$ (257,215)	3.5%
Brookline Bancorp, Inc.	28,434	(237,424)	3.2%
Community Bank System, Inc.	6,998	(330,376)	4.5%
CVB Financial Corp.	18,856	(325,077)	4.5%
Dime Community Bancshares, Inc.	1,065	(21,726)	0.3%
First Bancorp/Southern Pines NC	8,530	(272,278)	3.7%
First Financial Holding Co. Ltd.	661,873	(573,413)	7.9%
Independent Bank Group, Inc.	8,987	(409,088)	5.6%
OceanFirst Financial Corp.	22,538	(358,129)	4.9%
Provident Financial Services, Inc.	26,255	(376,759)	5.2%
Sandy Spring Bancorp, Inc.	18,482	(450,222)	6.2%
Valley National Bancorp	79,253	(553,186)	7.6%
		(4,164,893)
Beverages
Treasury Wine Estates Ltd.	186,600	(1,543,997)	21.2%
Capital Markets
Perpetual Ltd.	45,300	(640,653)	8.8%
Chemicals
Formosa Plastics Corp.	304,211	(538,968)	7.4%
Consumer Staples Distribution & Retail
Atacadao SA	250,600	(406,153)	5.6%
Endeavour Group Ltd.	170,900	(573,085)	7.8%
		(979,238)
Diversified Consumer Services
IDP Education Ltd.	15,900	(160,009)	2.2%
Diversified REITs
Growthpoint Properties Ltd.	2,123,400	(1,421,533)	19.5%
Diversified Telecommunication Services
Telecom Italia SpA	2,395,100	(572,856)	7.8%
Electric Utilities
Alupar Investimento SA	72,668	(386,992)	5.3%
Financial Services
Chailease Holding Co. Ltd.	158,735	(749,227)	10.3%
Ground Transportation
Aurizon Holdings Ltd.	369,300	(897,119)	12.3%
Health Care Technology
Pro Medicus Ltd.	8,200	(778,774)	10.7%
Independent Power and Renewable Electricity Producers
Eneva SA	332,643	(758,698)	10.4%
Interactive Media & Services
CAR Group Ltd.	41,200	(964,581)	13.2%
SEEK Ltd.	81,100	(1,151,099)	15.8%
		(2,115,680)
Machinery
Alstom SA	54,400	(917,446)	12.6%
Media
RTL Group SA	2,100	(63,765)	0.9%

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
	Shares	Value	% of Basket Value
Metals & Mining
Impala Platinum Holdings Ltd.	173,100	$ (859,689)	11.8%
Lynas Rare Earths Ltd.	333,900	(1,315,406)	18.0%
Mineral Resources Ltd.	32,700	(1,169,863)	16.1%
		(3,344,958)
Oil, Gas & Consumable Fuels
Orlen SA	101,000	(1,696,888)	23.3%
Pharmaceuticals
Aspen Pharmacare Holdings Ltd.	60,700	(778,395)	10.7%
Professional Services
Computershare Ltd.	40,300	(704,840)	9.6%
Semiconductors & Semiconductor Equipment
Shinko Electric Industries Co. Ltd.	17,600	(615,344)	8.4%
Software
Altium Ltd.	37,600	(1,699,986)	23.3%
WiseTech Global Ltd.	14,100	(937,352)	12.9%
		(2,637,338)
Specialty Retail
Hotai Motor Co. Ltd.	1,500	(28,749)	0.4%
Technology Hardware, Storage & Peripherals
Lite-On Technology Corp.	10,721	(34,827)	0.5%
Trading Companies & Distributors
Seven Group Holdings Ltd.	17,600	(439,686)	6.0%
Water Utilities
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	58,800	(789,000)	10.8%
Investment Companies
Fixed-Income Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF	114,463	(12,261,276)	168.2%
Vanguard Intermediate-Term Corporate Bond ETF	205,645	(16,437,205)	225.4%
		(28,698,481)
Total Reference Entity — Short		(56,458,354)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(7,291,390)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Merrill Lynch International, as of period end, termination dates February 15, 2028 to March 15, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Automobiles
Li Auto, Inc., Class A	65,600	$ 587,480	(5.8)%
	Shares	Value	% of Basket Value
Banks
Banco Bilbao Vizcaya Argentaria SA	168,100	$ 1,687,470	(16.6)%
Banco do Brasil SA	81,000	385,866	(3.8)%
BNK Financial Group, Inc.	114,900	706,255	(7.0)%
Citigroup, Inc.	14,000	888,440	(8.7)%
Mediobanca Banca di Credito Finanziario SpA	86,700	1,269,118	(12.5)%
Nedbank Group Ltd.	92,400	1,308,096	(12.9)%
		6,245,245
Beverages
Budweiser Brewing Co. APAC Ltd.	934,800	1,100,241	(10.8)%
Biotechnology
BeiGene Ltd.	57,900	632,112	(6.2)%
Broadline Retail
Prosus NV	15,700	558,268	(5.5)%
Capital Markets
CITIC Securities Co. Ltd., Class H	360,500	528,377	(5.2)%
Chemicals
KCC Corp.	3,200	713,361	(7.0)%
Commercial Services & Supplies
Brambles Ltd.	121,800	1,175,362	(11.6)%
Construction & Engineering
Eiffage SA	9,400	863,920	(8.5)%
Construction Materials
Cemex SAB de CV	1,462,100	935,041	(9.2)%
CRH PLC	13,100	982,238	(9.7)%
James Hardie Industries PLC	17,700	553,968	(5.4)%
		2,471,247
Consumer Finance
Credit Saison Co. Ltd.	33,300	693,325	(6.8)%
Consumer Staples Distribution & Retail
Coles Group Ltd.	128,700	1,457,992	(14.4)%
J Sainsbury PLC	460,900	1,484,953	(14.6)%
Metcash Ltd.	600,700	1,413,579	(13.9)%
Wal-Mart de Mexico SAB de CV	300,400	1,026,072	(10.1)%
Woolworths Group Ltd.	42,600	956,455	(9.4)%
		6,339,051
Diversified Telecommunication Services
Koninklijke KPN NV	680,500	2,608,176	(25.7)%
Telefonica Brasil SA	97,500	795,509	(7.8)%
		3,403,685
Electric Utilities
Cia Energetica de Minas Gerais, Preference Shares	388,190	685,397	(6.7)%
Neoenergia SA	298,400	992,869	(9.8)%
		1,678,266
Electronic Equipment, Instruments & Components
AAC Technologies Holdings, Inc.	110,500	432,349	(4.2)%
Genius Electronic Optical Co. Ltd.	54,000	1,099,112	(10.8)%
Jabil, Inc.	5,400	587,466	(5.8)%
TE Connectivity Ltd.	7,200	1,083,096	(10.7)%
		3,202,023

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
	Shares	Value	% of Basket Value
Entertainment
Krafton, Inc.	1,900	$ 386,498	(3.8)%
Financial Services
AMP Ltd.	1,077,300	782,323	(7.7)%
FirstRand Ltd.	90,200	382,558	(3.8)%
		1,164,881
Food Products
China Mengniu Dairy Co. Ltd.	436,000	780,273	(7.7)%
Morinaga & Co. Ltd.	144,400	2,242,989	(22.1)%
Morinaga Milk Industry Co. Ltd.	32,300	679,646	(6.7)%
		3,702,908
Health Care Equipment & Supplies
Ansell Ltd.	34,400	607,000	(6.0)%
Health Care Providers & Services
Alfresa Holdings Corp.	117,300	1,612,203	(15.9)%
Hotels, Restaurants & Leisure
Evolution AB	9,400	978,440	(9.6)%
Haidilao International Holding Ltd.	328,000	589,151	(5.8)%
Norwegian Cruise Line Holdings Ltd.	28,000	526,120	(5.2)%
Royal Caribbean Cruises Ltd.	5,200	829,036	(8.2)%
		2,922,747
Household Durables
Panasonic Holdings Corp.	81,200	667,504	(6.6)%
Independent Power and Renewable Electricity Producers
RWE AG	29,400	1,008,577	(9.9)%
Industrial REITs
Prologis, Inc.	6,400	718,784	(7.1)%
Insurance
Hiscox Ltd.	64,200	931,874	(9.2)%
Mapfre SA	435,300	1,003,867	(9.9)%
Powszechny Zaklad Ubezpieczen SA	107,800	1,376,304	(13.5)%
Sompo Holdings, Inc.	55,900	1,197,585	(11.8)%
		4,509,630
Interactive Media & Services
Baidu, Inc., Class A	37,600	407,060	(4.0)%
Kuaishou Technology	107,800	632,770	(6.2)%
		1,039,830
IT Services
Snowflake, Inc., Class A	3,500	472,815	(4.7)%
Machinery
Weichai Power Co. Ltd., Class H	478,000	910,046	(9.0)%
Marine Transportation
AP Moller - Maersk A/S, Class B	600	1,040,608	(10.2)%
Metals & Mining
Barrick Gold Corp.	47,100	785,660	(7.7)%
Nippon Steel Corp.	24,000	508,762	(5.0)%
		1,294,422
Pharmaceuticals
Bristol-Myers Squibb Co.	53,100	2,205,243	(21.7)%
CSPC Pharmaceutical Group Ltd.	802,000	638,704	(6.3)%
Daiichi Sankyo Co. Ltd.	24,500	851,467	(8.4)%
Hanmi Pharm Co. Ltd.	2,300	450,262	(4.4)%
	Shares	Value	% of Basket Value
Pharmaceuticals (continued)
Sanofi SA	7,400	$ 713,679	(7.0)%
Shionogi & Co. Ltd.	15,500	603,702	(6.0)%
		5,463,057
Professional Services
TechnoPro Holdings, Inc.	62,000	1,015,492	(10.0)%
Real Estate Management & Development
Multiplan Empreendimentos Imobiliarios SA	121,800	493,510	(4.8)%
New World Development Co. Ltd.	801,000	749,596	(7.4)%
Swire Pacific Ltd., Class A	59,500	525,302	(5.2)%
		1,768,408
Software
Adobe, Inc.	1,800	999,972	(9.8)%
Rakus Co. Ltd.	89,300	1,158,663	(11.4)%
Trend Micro, Inc./Japan	18,900	770,379	(7.6)%
Xero Ltd.	4,500	406,964	(4.0)%
		3,335,978
Specialty Retail
Lojas Renner SA	255,500	572,694	(5.6)%
Mr. Price Group Ltd.	39,400	445,936	(4.4)%
		1,018,630
Technology Hardware, Storage & Peripherals
Chicony Electronics Co. Ltd.	134,000	705,004	(6.9)%
Compal Electronics, Inc.	823,000	877,321	(8.6)%
Lenovo Group Ltd.	348,000	488,382	(4.8)%
Quanta Computer, Inc.	81,000	774,332	(7.6)%
Xiaomi Corp., Class B	253,400	532,699	(5.3)%
		3,377,738
Textiles, Apparel & Luxury Goods
Yue Yuen Industrial Holdings Ltd.	211,000	406,498	(4.0)%
Transportation Infrastructure
Transurban Group	243,700	2,009,934	(19.8)%
Total Reference Entity — Long		70,646,151
Reference Entity — Short
Common Stocks
Automobiles
NIO, Inc.	83,900	(349,024)	3.4%
Banks
Agricultural Bank of China Ltd., Class H	1,641,000	(700,439)	6.9%
Bank of China Ltd., Class H	2,986,000	(1,471,522)	14.5%
Bank of Communications Co. Ltd., Class H	1,958,000	(1,534,839)	15.1%
China Everbright Bank Co. Ltd., Class H	5,432,000	(1,688,443)	16.6%
Hang Seng Bank Ltd.	94,200	(1,211,068)	11.9%
Postal Savings Bank of China Co. Ltd., Class H	2,150,000	(1,258,844)	12.4%
		(7,865,155)
Beverages
Remy Cointreau SA	8,100	(680,592)	6.7%
Biotechnology
Grifols SA	81,300	(687,556)	6.8%
Capital Markets
St. James’s Place PLC	136,700	(939,383)	9.3%

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
	Shares	Value	% of Basket Value
Chemicals
Clariant AG, Registered Shares	71,700	$ (1,129,531)	11.1%
Ganfeng Lithium Group Co. Ltd., Class H	350,800	(681,554)	6.7%
		(1,811,085)
Construction Materials
Anhui Conch Cement Co. Ltd., Class H	723,000	(1,719,801)	16.9%
Consumer Staples Distribution & Retail
Atacadao SA	115,700	(187,517)	1.8%
Sendas Distribuidora S/A	333,400	(615,497)	6.1%
		(803,014)
Diversified Consumer Services
IDP Education Ltd.	41,100	(413,608)	4.1%
Diversified Telecommunication Services
BCE, Inc.	55,600	(1,800,838)	17.7%
Telecom Italia SpA/Milano	807,700	(193,184)	1.9%
		(1,994,022)
Electric Utilities
Endesa SA	49,100	(922,539)	9.1%
Financial Services
Industrivarden AB, A Shares	31,500	(1,073,018)	10.6%
PayPal Holdings, Inc.	7,900	(458,437)	4.5%
		(1,531,455)
Food Products
Grupo Bimbo SAB de CV	214,700	(758,227)	7.5%
Lamb Weston Holdings, Inc.	11,800	(992,144)	9.8%
Saputo, Inc.	61,800	(1,387,739)	13.6%
		(3,138,110)
Ground Transportation
Canadian Pacific Kansas City Ltd.	9,600	(756,043)	7.4%
Localiza Rent a Car SA	141,900	(1,063,850)	10.5%
Norfolk Southern Corp.	5,400	(1,159,326)	11.4%
		(2,979,219)
Health Care Equipment & Supplies
Coloplast A/S, Class B	12,700	(1,526,708)	15.0%
Health Care Providers & Services
CVS Health Corp.	13,100	(773,686)	7.6%
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	312,300	(468,881)	4.6%
		(1,242,567)
Hotels, Restaurants & Leisure
Domino’s Pizza, Inc.	2,400	(1,239,192)	12.2%
Entain PLC	98,000	(777,110)	7.7%
Flutter Entertainment PLC	5,500	(1,000,440)	9.8%
		(3,016,742)
Household Durables
Sharp Corp./Japan	82,300	(476,204)	4.7%
Independent Power and Renewable Electricity Producers
China Resources Power Holdings Co. Ltd.	270,000	(827,242)	8.1%
Industrial Conglomerates
Alfa SAB de CV, Class A	2,255,600	(1,314,277)	12.9%
Jardine Cycle & Carriage Ltd.	30,400	(594,756)	5.9%
		(1,909,033)
	Shares	Value	% of Basket Value
Insurance
Aegon Ltd.	210,200	$ (1,299,650)	12.8%
Baloise Holding AG	7,000	(1,234,122)	12.1%
PICC Property & Casualty Co. Ltd., Class H	734,000	(909,983)	9.0%
		(3,443,755)
Life Sciences Tools & Services
Bachem Holding AG	8,600	(785,845)	7.8%
Revvity, Inc.	7,100	(744,506)	7.3%
		(1,530,351)
Machinery
CRRC Corp. Ltd., Class H	790,000	(509,536)	5.0%
Media
Charter Communications, Inc., Class A	6,900	(2,062,824)	20.3%
Metals & Mining
Cia Siderurgica Nacional SA	304,100	(700,669)	6.9%
Pilbara Minerals Ltd.	206,500	(420,184)	4.1%
Zijin Mining Group Co. Ltd., Class H	326,000	(686,885)	6.8%
		(1,807,738)
Oil, Gas & Consumable Fuels
PRIO SA/Brazil	61,900	(485,557)	4.8%
Personal Care Products
L’Occitane International SA	99,500	(423,022)	4.2%
Pharmaceuticals
UCB SA	8,600	(1,276,987)	12.6%
Professional Services
Teleperformance SE	5,300	(559,938)	5.5%
Real Estate Management & Development
Henderson Land Development Co. Ltd.	276,000	(740,004)	7.3%
Sino Land Co. Ltd.	542,000	(557,773)	5.5%
Tokyo Tatemono Co. Ltd.	26,700	(424,869)	4.2%
Wharf Holdings Ltd. (The)	327,000	(918,832)	9.0%
		(2,641,478)
Retail REITs
Simon Property Group, Inc.	8,600	(1,305,480)	12.9%
Software
Constellation Software, Inc./Canada	100	(288,139)	2.9%
Synopsys, Inc.	3,300	(1,963,698)	19.3%
		(2,251,837)
Textiles, Apparel & Luxury Goods
Cie Financiere Richemont SA	3,400	(531,362)	5.2%
Trading Companies & Distributors
Beijer Ref AB	31,200	(481,564)	4.7%
Transportation Infrastructure
SATS Ltd.	489,900	(1,027,648)	10.1%
Wireless Telecommunication Services
T-Mobile U.S., Inc.	11,900	(2,096,542)	20.6%
Investment Companies
Fixed-Income Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF	36,604	(3,921,020)	38.6%
iShares Preferred & Income Securities ETF	436,500	(13,771,575)	135.6%
SPDR Bloomberg High Yield Bond ETF	61,976	(5,842,478)	57.5%

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
	Shares	Value	% of Basket Value
Fixed-Income Funds (continued)
		(23,535,073)
Rights
Ground Transportation
Localiza Rent a Car SA	1,434	$ (2,180)	0.0%
Total Reference Entity — Short		(80,805,931)
	Shares	Value	% of Basket Value
Ground Transportation (continued)
Net Value of Reference Entity — Merrill Lynch International		$(10,159,780)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 1,889,903,064	$ 19,367,650	$ 1,909,270,714
Common Stocks
Aerospace & Defense	41,713	12,222	5,153,610	5,207,545
Banks	12,138,367	—	—	12,138,367
Capital Markets	—	919,312	16,243	935,555
Construction & Engineering	377,425	—	—	377,425
Electrical Equipment	—	—	—	—
Energy Equipment & Services	2,837,570	—	—	2,837,570
Entertainment	1,080,144	946,657	—	2,026,801
Financial Services	—	—	14,009,710	14,009,710
Hotel & Resort REITs	2,891,742	—	—	2,891,742
Hotels, Restaurants & Leisure	4,228,056	88,047	—	4,316,103
Household Durables	1,768,870	—	787,085	2,555,955
Interactive Media & Services	3,883,054	—	—	3,883,054
Machinery	—	760,778	—	760,778
Media	877,418	—	—	877,418
Metals & Mining	11,583,477	—	—	11,583,477
Mortgage Real Estate Investment Trusts (REITs)	9,285,714	—	—	9,285,714
Oil, Gas & Consumable Fuels	6,863,249	—	—	6,863,249
Passenger Airlines	—	12,438	—	12,438
Real Estate Management & Development	2,055,862	—	—	2,055,862
Residential REITs	4,958,132	—	—	4,958,132
Software	—	147,877	—	147,877

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 4,921,972,680	$ 141,047,049	$ 5,063,019,729
Fixed Rate Loan Interests	—	—	36,836,648	36,836,648
Floating Rate Loan Interests	—	85,693,331	122,266,800	207,960,131
Foreign Agency Obligations	—	31,837,045	—	31,837,045
Foreign Government Obligations	—	934,662,988	—	934,662,988
Investment Companies	2,249,520	—	5,691,121	7,940,641
Municipal Bonds	—	121,646,548	—	121,646,548
Non-Agency Mortgage-Backed Securities	—	1,937,723,515	58,461,871	1,996,185,386
Preferred Securities	—	21,363,934	51,483,239	72,847,173
U.S. Government Sponsored Agency Securities	—	6,968,941,865	—	6,968,941,865
U.S. Treasury Obligations	—	3,673,014,010	—	3,673,014,010
Warrants
Automobile Components	3,317	—	—	3,317
Automobiles	11,103	87	—	11,190
Banks	—	—	1,850,325	1,850,325
Capital Markets	172	—	4,657	4,829
Consumer Staples Distribution & Retail	31,825	—	—	31,825
Hotels, Restaurants & Leisure	—	—	106,850	106,850
Machinery	8,479	2,314	—	10,793
Oil, Gas & Consumable Fuels	—	—	11	11
Passenger Airlines	—	1,067	—	1,067
Real Estate Management & Development	402	—	—	402
Software	13,147	—	1,715,642	1,728,789
Specialty Retail	—	—	1,333,788	1,333,788
Short-Term Securities
Money Market Funds	449,866,471	—	—	449,866,471
Options Purchased
Equity Contracts	1,545,000	—	—	1,545,000
Foreign Currency Exchange Contracts	—	5,958,196	—	5,958,196
Interest Rate Contracts	225,922	16,225,255	—	16,451,177
Unfunded Floating Rate Loan Interests(a)	—	—	1,860	1,860
Liabilities
TBA Sale Commitments	—	(1,605,961,972)	—	(1,605,961,972)
Unfunded Floating Rate Loan Interests (a)	—	—	(1,062)	(1,062)
	$ 518,826,151	$ 19,005,871,258	$ 460,133,097	$ 19,984,830,506
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 2,144,827	$ —	$ 2,144,827
Equity Contracts	8,107	1,355,474	—	1,363,581
Foreign Currency Exchange Contracts	—	13,311,504	—	13,311,504
Interest Rate Contracts	5,017,689	4,558,159	—	9,575,848
Other Contracts	—	200,176	—	200,176
Liabilities
Commodity Contracts	(68,602)	—	—	(68,602)
Credit Contracts	—	(2,787,916)	—	(2,787,916)
Equity Contracts	(224,254)	(771,832)	—	(996,086)
Foreign Currency Exchange Contracts	—	(3,398,431)	—	(3,398,431)
Interest Rate Contracts	(3,321,025)	(34,943,477)	—	(38,264,502)
Other Contracts	—	(13,563)	—	(13,563)
	$ 1,411,915	$ (20,345,079)	$ —	$ (18,933,164)
(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Investment Companies
Assets
Opening Balance, as of September 30, 2023	$ 18,670,200	$ 4,720,839	$ 103,107,859	$ 7,240,690	$ 193,563,637	$ 2,580,111
Transfers into Level 3	—	—	148	—	5,478,298	—
Transfers out of Level 3	—	—	—	—	—	—
Other(a)	—	—	—	15,349,632	(15,349,632)	—
Accrued discounts/premiums	—	—	532,461	49,511	118,579	—
Net realized gain (loss)	—	898,027	215,273	88,780	(430,252)	—
Net change in unrealized appreciation (depreciation)(b)	697,450	(1,102,051)	(2,955,499)	775,139	(5,250,592)	217,359
Purchases	—	16,348,252	71,263,750	18,167,758	33,026,454	2,893,651
Sales	—	(898,419)	(31,116,943)	(4,834,862)	(88,889,692)	—
Closing Balance, as of June 30, 2024	$ 19,367,650	$ 19,966,648	$ 141,047,049	$ 36,836,648	$ 122,266,800	$ 5,691,121
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024(b)	$ 697,450	$ (779,637)	$ (3,558,409)	$ 775,139	$ (9,294,029)	$ 217,359
	Non-Agency Mortgage-Backed Securities	Preferred Securities	Warrants	Unfunded Floating Rate Loan Interests	Total
Assets
Opening Balance, as of September 30, 2023	$ 87,351,455	$ 30,752,892	$ 1,602,947	$ —	$ 449,590,630
Transfers into Level 3	1,522	—	3,210	—	5,483,178
Transfers out of Level 3	(12,033,988)	—	—	—	(12,033,988)
Other(a)	—	—	—	—	—
Accrued discounts/premiums	348,863	—	—	—	1,049,414
Net realized gain (loss)	(116,998)	—	(1)	—	654,829
Net change in unrealized appreciation (depreciation)(b)	1,644,533	3,184,579	3,514,984	1,860	727,762
Purchases	856,761	19,401,840	2	—	161,958,468
Sales	(19,590,277)	(1,856,072)	(109,869)	—	(147,296,134)
Closing Balance, as of June 30, 2024	$ 58,461,871	$ 51,483,239	$ 5,011,273	$ 1,860	$ 460,134,159
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024(b)	$ 733,748	$ 2,611,641	$ 3,567,290	$ 51,713	$ (4,977,735)
Unfunded Floating Rate Loan Interests
Liabilities
Opening Balance, as of September 30, 2023	$ (423,460)
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(b)	422,398
Purchases	—
Sales	—
Closing Balance, as of June 30, 2024	$ (1,062)
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024(b)	$ (1,062)

(a)	Certain Level 3 investments were re-classified between Fixed Rate Loan Interests and Floating Rate Loan Interests.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Master Portfolio’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
amount of $57,596,266. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Asset-Backed Securities	$ 19,367,650	Income	Discount Rate	8%	—
Common Stocks	19,179,563	Market	Volatility Time to Exit EBITDA Multiple	75% 5.1 years 12.40x - 12.80x	— — 12.51x
Corporate Bonds	141,047,045	Income	Discount Rate	5% - 21%	12%
Fixed Rate Loan Interests	31,793,288	Income	Discount Rate	7% - 13%	8%
Floating Rate Loan Interests	120,244,693	Income Market	Discount Rate Esimtated Recovery Value EBITDA Multiple	7% - 14% 9% - 44% 15.00x	10% 40% —
Investment Companies	5,691,121	Income	Discount Rate	11%	—
Non-Agency Mortgage-Backed Securities	9,782,212	Income	Discount Rate	10%	—
Preferred Stock	52,270,324	Income Market	Discount Rate Revenue Multiple EBITDA Multiple Volatility Time to Exit	11% - 14% 2.65x - 8.50x 7.00x 80% - 90% 3.0 years	13% 7.95x — 84% 3.0 years
Warrants	3,160,935	Market	Revenue Multiple Volatility Time to Exit Discount Rate	8.50x 50% - 75% 5.1 years 6% - 19%	— 50% — 19%
	$ 402,536,831

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble

Consolidated Schedule of Investments (unaudited)  (continued)
June 30, 2024
Master Total Return Portfolio
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
Portfolio Abbreviation
ABS	Asset-Backed Security
AKA	Also Known As
AMT	Alternative Minimum Tax
BZDIOVER	Overnight Brazil CETIP - Interbank Rate
CLICP	Chile Indice de Camara Promedio Interbank Overnight Index
CLO	Collateralized Loan Obligation
COOIS	Colombia Overnight Interbank Reference Rate
CORRA	Canadian OvernightRepo Rate Average
CPTFEMU	Eurozone Inflation Index
DAC	Designated Activity Co.
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FKA	Formally Known As
GMTN	Global Medium-Term Note
GO	General Obligation Bonds
IO	Interest Only
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MXIBTIIE	Mexico Interbank TIIE 28-Day
OTC	Over-the-Counter
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offered Rate
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depository Receipt
TBA	To-be-Announced
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offer Rate